UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number 811-05083

VANECK VIP TRUST

(Exact name of registrant as specified in charter)

666 Third Avenue, New York, NY 10017

(Address of principal executive offices) (Zip code)

VanEck Associates Corporation

666 Third Avenue, New York, NY 10017

(Name and address of agent for service)

Registrant’s telephone number, including area code: (212) 293-2000

Date of fiscal year end: DECEMBER 31

Date of reporting period: JUNE 30, 2020

Item 1. Reports to Shareholders

SEMI-ANNUAL REPORT June 30, 2020 (unaudited)

VanEck VIP Trust

VanEck VIP Emerging Markets Bond Fund

800.826.2333	vaneck.com

Certain information contained in this President’s letter represents the opinion of the investment adviser which may change at any time. This information is not intended to be a forecast of future events, a guarantee of future results or investment advice. Current market conditions may not continue. Also, unless otherwise specifically noted, any discussion of the Fund’s holdings, the Fund’s performance, and the views of the investment adviser are as of June 30, 2020.

VANECK VIP EMERGING MARKETS BOND FUND

PRESIDENT’S LETTER

June 30, 2020 (unaudited)

Dear Fellow Shareholders:

The story for the last decade was simple and familiar—slower global economic growth was combated by expansive monetary policy. After the shock of the COVID-19 virus, we are returning to this investment theme. Thus we believe investors should be comfortable maintaining their strategic allocations to stocks and bonds, given the central bank’s aggressive support of the financial markets.

Why do we have this view? First, we believe that we are in a global recession, not a depression. Two indicators of global recession have historically been copper and oil. When China slowed at the end of 2015, copper and oil fell hard. Since oil and copper haven’t fallen below those 2015-2016 lows and in fact have been rallying from those lows, the chance of a depression seems low.

So our base case is that markets will feel like the recovery after the global financial crisis—lower interest rates, asset price inflation and weak job recovery (due to different factors—varied industry impact not increased regulation). No guarantee, of course, that there will not be a re-test of lows or new lows, but financial markets will likely lead the economic recovery.

Our assumptions regarding this outlook are that: the virus fatality curve has flattened, mitigation steps like shutdowns can be local to deal with additional outbreaks and a COVID-19 vaccine happens this year. A vaccine is the biggest factor with early development a positive and later availability (or none) a negative.

The investing outlook sometimes does change suddenly, as now. To get our quarterly investment outlooks, please subscribe to “Investment Outlook” on vaneck.com. Should you have any questions regarding fund performance, please contact us at 800.826.2333 or visit our website.

1

VANECK VIP EMERGING MARKETS BOND FUND

PRESIDENT’S LETTER

(unaudited) (continued)

We sincerely thank you for investing in VanEck’s investment strategies. On the following pages, you will find the financial statements for the six month period ended June 30, 2020. As always, we value your continued confidence in us and look forward to helping you meet your investment goals in the future.

Jan F. van Eck
CEO and President
VanEck VIP Trust

July 8, 2020

Investing involves substantial risk and high volatility, including possible loss of principal. An investor should consider the investment objective, risks, charges and expenses of the Fund carefully before investing. To obtain a prospectus, which contains this and other information, call 800.826.2333 or visit vaneck.com. Please read the prospectus and summary prospectus carefully before investing.

2

VANECK VIP EMERGING MARKETS BOND FUND

EXPLANATION OF EXPENSES

(unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including program fees on purchase payments; and (2) ongoing costs, including management fees and other Fund expenses. This disclosure is intended to help you understand the ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The disclosure is based on an investment of $1,000 invested at the beginning of the period and held for the entire period, January 1, 2020 to June 30, 2020.

Actual Expenses

The first line in the table below provides information about account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Period.”

Hypothetical Example for Comparison Purposes

The second line in the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as fees on purchase payments. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

3

VANECK VIP EMERGING MARKETS BOND FUND

EXPLANATION OF EXPENSES

(unaudited) (continued)

		Beginning Account Value January 1, 2020	Ending Account Value June 30, 2020	Expenses Paid During the Period* January 1, 2020 - June 30, 2020
Initial Class	Actual	$1,000.00	$956.40	$5.35
	Hypothetical**	$1,000.00	$1,019.39	$5.52

*	Expenses are equal to the Fund’s annualized expense ratio (for the six months ended June 30, 2020), of 1.10%, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half year divided by the number of the days in the fiscal year (to reflect the one-half year period).

**	Assumes annual return of 5% before expenses
4

VANECK VIP EMERGING MARKETS BOND FUND

SCHEDULE OF INVESTMENTS

June 30, 2020 (unaudited)

Principal Amount			Value

CORPORATE BONDS: 21.9%
Argentina: 2.0%
USD	292,000	Cia General de Combustibles SA Reg S 9.50%, 11/07/21	$213,160
	69,000	IRSA Inversiones y Representaciones SA Reg S 11.50%, 07/20/20	61,134
	134,000	IRSA Propiedades Comerciales SA Reg S 8.75%, 03/23/23	96,248
			370,542
Cayman Islands: 4.7%
	218,000	Agile Group Holdings Ltd. Reg S 6.70%, 03/07/22	223,880
	264,000	China Evergrande Group Reg S 9.50%, 03/29/24	218,108
	216,000	Country Garden Holdings Co. Ltd. Reg S 5.63%, 01/14/30	222,678
	226,000	Kaisa Group Holdings Ltd. Reg S 10.50%, 01/15/25	214,386
			879,052
Indonesia: 1.4%
	228,000	Pertamina Persero PT Reg S 5.63%, 05/20/43	265,249
Ireland: 2.5%
	227,000	Aragvi Finance International DAC 144A 12.00%, 04/09/24	237,215
	231,000	Eurotorg LLC via Bonitron DAC 144A 8.75%, 10/30/22	234,234
			471,449
Luxembourg: 2.4%
	38,000	MHP Lux SA 144A 6.25%, 09/19/29	36,340
	200,000	MHP Lux SA Reg S 6.25%, 09/19/29	191,264
	25,000	Nexa Resources SA 144A 6.50%, 01/18/28	25,388
	165,000	Puma International Financing SA 144A 5.00%, 01/24/26	138,187
	71,000	Puma International Financing SA Reg S 5.00%, 01/24/26	59,463
			450,642
Mexico: 0.0%
	120,000	Corp. GEO SAB de CV Reg S 9.25%, 06/30/20 (d) *	2

See Notes to Financial Statements

5

VANECK VIP EMERGING MARKETS BOND FUND

SCHEDULE OF INVESTMENTS

(unaudited) (continued)

Principal Amount			Value

Mongolia: 1.3%
USD	264,000	Mongolian Mining Corp. / Energy Resources LLC 144A 9.25%, 04/15/24	$186,583
	82,000	Mongolian Mining Corp. / Energy Resources LLC Reg S 9.25%, 04/15/24	57,954
			244,537
Netherlands: 2.3%
		IHS Netherlands Holdco BV 144A
	106,000	7.13%, 03/18/25	108,120
	143,000	8.00%, 09/18/27	145,502
	174,550	MV24 Capital BV 144A 6.75%, 06/01/34	166,205
	23,403	MV24 Capital BV Reg S 6.75%, 06/01/34	22,284
			442,111
Singapore: 1.4%
	303,000	Medco Bell Pte Ltd. Reg S 6.38%, 01/30/27	260,018
United Kingdom: 2.5%
	182,000	Tullow Oil Plc 144A 7.00%, 03/01/25	114,772
		Tullow Oil Plc Reg S
	102,000	6.25%, 04/15/22	74,747
	66,000	7.00%, 03/01/25	41,621
	358,000	Vedanta Resources Ltd. Reg S 6.13%, 08/09/24	248,675
			479,815
Vietnam: 1.4%
	267,000	Mong Duong Finance Holdings BV 144A 5.13%, 05/07/29	269,887
Total Corporate Bonds (Cost: $4,216,488)			4,133,304
GOVERNMENT OBLIGATIONS: 70.7%
Angola: 7.1%
		Angolan Government International Bond 144A
	263,000	8.00%, 11/26/29 †	217,501
	530,000	9.13%, 11/26/49	431,950
	693,000	9.38%, 05/08/48	566,776
	155,000	Angolan Government International Bond Reg S 9.13%, 11/26/49	126,325
			1,342,552

See Notes to Financial Statements

6

Principal Amount			Value

Argentina: 7.9%
USD	15,000	Argentine Republic Government International Bond 7.63%, 04/22/46	$5,870
CHF	2,310,000	Argentine Republic Government International Bond Reg S 3.38%, 10/12/20 #	985,408
USD	139,333	Provincia de Buenos Aires Reg S 10.88%, 01/26/21	66,881
	10,000	Provincia de Mendoza 144A 8.38%, 05/19/24	5,250
	824,000	Provincia de Mendoza Reg S 8.38%, 05/19/24	432,608
			1,496,017
Belarus: 1.7%
	183,000	Republic of Belarus International Bond 144A 6.20%, 02/28/30	175,464
	148,000	Republic of Belarus Ministry of Finance 144A 6.38%, 02/24/31	143,233
			318,697
Dominican Republic: 4.2%
DOP	5,500,000	Dominican Republic International Bonds 144A 9.75%, 06/05/26	84,887
		Dominican Republic International Bonds Reg S
USD	305,000	6.50%, 02/15/48	283,192
	244,000	7.45%, 04/30/44	252,540
DOP	10,920,000	8.90%, 02/15/23	173,933
			794,552
El Salvador: 6.8%
		El Salvador Government International Bonds Reg S
USD	133,000	5.88%, 01/30/25	117,373
	267,000	7.12%, 01/20/50 †	218,539
	325,000	7.65%, 06/15/35	283,562
	401,000	8.25%, 04/10/32	367,917
	310,000	8.63%, 02/28/29	298,378
			1,285,769
Gabon: 3.3%
	696,000	Gabon Government International Bond 144A 6.63%, 02/06/31	623,592
Honduras: 2.2%
	411,000	Honduras Government International Bond 144A 5.63%, 06/24/30 †	419,014

See Notes to Financial Statements

7

VANECK VIP EMERGING MARKETS BOND FUND

SCHEDULE OF INVESTMENTS

(unaudited) (continued)

Principal Amount			Value

Indonesia: 9.5%
		Indonesia Treasury Bonds
IDR	3,100,000,000	7.38%, 05/15/48	$208,330
	10,245,000,000	7.50%, 06/15/35	710,229
	7,945,000,000	8.25%, 05/15/29	593,887
	3,645,000,000	8.38%, 03/15/34	269,222
			1,781,668
Jamaica: 3.9%
USD	606,000	Jamaica Government International Bond 7.88%, 07/28/45	743,259
Jordan: 0.3%
	51,000	Jordan Government International Bond 144A 4.95%, 07/07/25	51,000
Laos: 1.1%
	212,000	Laos Government International Bond 144A 6.88%, 06/30/21	209,228
Mexico: 7.1%
		Petroleos Mexicanos
	232,000	6.63%, 06/15/35	189,443
	332,000	6.75%, 09/21/47	255,849
	157,000	6.88%, 08/04/26	148,380
MXN	11,080,000	7.47%, 11/12/26	378,596
USD	395,000	Petroleos Mexicanos Reg S 6.49%, 01/23/27 †	360,987
			1,333,255
Mongolia: 0.3%
	48,000	Mongolia Government International Bond Reg S 8.75%, 03/09/24	51,838
Tajikistan: 2.4%
	20,000	Republic of Tajikistan International Bond 144A 7.13%, 09/14/27	16,598
	523,000	Republic of Tajikistan International Bond Reg S 7.13%, 09/14/27	434,043
			450,641
Ukraine: 3.0%
UAH	4,282,000	Ukraine Government Bond 17.00%, 05/11/22	177,549
USD	81,000	Ukraine Government International Bond 144A 7.38%, 09/25/32	81,627
	310,000	Ukraine Government International Bond Reg S 7.38%, 09/25/32	312,398
			571,574

See Notes to Financial Statements

8

Principal Amount			Value

United Kingdom: 2.8%
UAH	13,900,000	Ukreximbank Via Biz Finance Plc Reg S 16.50%, 03/02/21	$525,904
Uruguay: 7.1%
		Uruguay Government International Bonds Reg S
UYU	40,699,000	8.50%, 03/15/28	882,455
	19,115,000	9.88%, 06/20/22	452,509
			1,334,964
Total Government Obligations (Cost: $13,840,383)			13,333,524

Number of Shares
COMMON STOCK: 0.0%
Mexico: 0.0% (Cost: $0)
	3,236	Corp. GEO SAB de CV * # ∞	0
MONEY MARKET FUND: 2.9% (Cost: $543,897)
	543,897	Invesco Treasury Portfolio - Institutional Class	543,897
Total Investments Before Collateral for Securities Loaned: 95.5% (Cost: $18,600,768)			18,010,725
SHORT-TERM INVESTMENTS HELD AS COLLATERAL FOR SECURITIES ON LOAN: 5.0%
MONEY MARKET FUND: 5.0% (Cost: $947,009)
	947,009	State Street Navigator Securities Lending Government Money Market Portfolio	947,009
Total Investments: 100.5% (Cost: $19,547,777)			18,957,734
Liabilities in excess of other assets: (0.5)%			(100,633)
NET ASSETS: 100.0%			$18,857,101

See Notes to Financial Statements

9

VANECK VIP EMERGING MARKETS BOND FUND

SCHEDULE OF INVESTMENTS

(unaudited) (continued)

Definitions:

CHF	Swiss Franc
DOP	Dominican Peso
IDR	Indonesian Rupiah
MXN	Mexican Peso
UAH	Ukrainian Hryvnia
USD	United States Dollar
UYU	Uruguayan Peso

Footnotes:

(d)	Security in default of coupon payment
*	Non-income producing
∞	Security is valued using significant unobservable inputs that factor in discount for lack of marketability and is classified as Level 3 in the fair value hierarchy.
†	Security fully or partially on loan. Total market value of securities on loan is $1,121,867.
#	Security has been valued in good faith pursuant to guidelines established by the Board of Trustees. The aggregate value of fair valued securities is $985,408 which represents 5.2% of net assets.
Reg S	Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration.
144A	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended, or otherwise restricted. These securities may be resold in transactions exempt from registration, unless otherwise noted, and the value amounted to $4,688,553, or 24.9% of net assets.

Schedule of Open Forward Foreign Currency Contracts – June 30, 2020

	Currency	Currency	Settlement	Unrealized
Counterparty	to be sold	to be purchased	Date	Depreciation
State Street Bank And Trust Company	MXN 8,326,213	USD 358,888	8/3/2020	$(1,813)

See Notes to Financial Statements

10

Summary of Investments by
Sector Excluding Collateral	% of
for Securities Loaned	Investments	Value
Basic Materials	1.5%	$274,063
Consumer, Cyclical	1.3	234,234
Consumer, Non-cyclical	1.3	227,604
Energy	8.9	1,600,243
Financial	7.1	1,273,649
Government	74.0	13,333,524
Industrial	1.4	253,624
Utilities	1.5	269,887
Money Market Fund	3.0	543,897
	100.0%	$18,010,725

The summary of inputs used to value the Fund’s investments as of June 30, 2020 is as follows:

		Level 2	Level 3
	Level 1	Significant	Significant
	Quoted	Observable	Unobservable
	Prices	Inputs	Inputs	Value
Corporate Bonds*	$—	$4,133,304	$—	$4,133,304
Government Obligations*	—	13,333,524	—	13,333,524
Common Stocks*	—	—	0	—
Money Market Funds	1,490,906	—	—	1,490,906
Total	$1,490,906	$17,466,828	$0	$18,957,734
Other Financial Instruments:
Forward Foreign Currency Contracts	$—	$(1,813)	$—	$(1,813)

* See Schedule of Investments for geographic sector breakouts.

See Notes to Financial Statements

11

VANECK VIP EMERGING MARKETS BOND FUND

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2020 (unaudited)

Assets:
Investments, at value (Cost $18,600,768) (1)	$18,010,725
Short-term investment held as collateral for securities loaned (2)	947,009
Cash	7,288
Receivables:
Investment securities sold	712,113
Shares of beneficial interest sold	135,399
Dividends and interest	347,200
Foreign tax reclaim	2,949
Prepaid expenses	44
Other assets	2,374
Total assets	20,165,101
Liabilities:
Payables:
Investment securities purchased	279,620
Collateral for securities loaned	947,009
Shares of beneficial interest redeemed	8,407
Due to Adviser	4,282
Deferred Trustee fees	12,789
Accrued expenses	54,080
Unrealized depreciation on forward foreign currency contracts	1,813
Total liabilities	1,308,000
NET ASSETS	$18,857,101
Shares of beneficial interest outstanding	2,264,801
Net asset value, redemption and offering price per share	$8.33
Net Assets consist of:
Aggregate paid in capital	$20,961,690
Total distributable earnings (loss)	(2,104,589)
$18,857,101
(1) Value of securities on loan	$1,121,867
(2) Cost of short-term investment held as collateral for securities loaned	$947,009

See Notes to Financial Statements

12

VANECK VIP EMERGING MARKETS BOND FUND

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2020 (unaudited)

Income:
Dividends	$3,540
Interest (net of foreign taxes withheld of $7,960)	795,470
Securities lending income	1,010
Total income	800,020
Expenses:
Management fees	92,828
Transfer agent fees	9,730
Custodian fees	9,448
Professional fees	43,920
Reports to shareholders	12,613
Insurance	2,961
Trustees’ fees and expenses	1,470
Interest	193
Other	242
Total expenses	173,405
Waiver of management fees	(71,214)
Net expenses	102,191
Net investment income	697,829
Net realized gain (loss) on:
Investments (net of foreign taxes of $1,393)	(894,343)
Forward foreign currency contracts	10,566
Foreign currency transactions and foreign denominated assets and liabilities	(11,907)
Net realized loss	(895,684)
Net change in unrealized appreciation (depreciation) on:
Investments (net of foreign taxes of $1,191)	(765,016)
Forward foreign currency contracts	(1,813)
Foreign currency transactions and foreign denominated assets and liabilities	(4,054)
Net change in unrealized appreciation (depreciation)	(770,883)
Net Decrease in Net Assets Resulting from Operations	$(968,738)

See Notes to Financial Statements

13

VANECK VIP EMERGING MARKETS BOND FUND

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2020	Year Ended December 31, 2019
	(unaudited)
Operations:
Net investment income	$697,829	$1,538,298
Net realized gain (loss)	(895,684)	509,888
Net change in unrealized appreciation (depreciation)	(770,883)	434,867
Net increase (decrease) in net assets resulting from operations	(968,738)	2,483,053
Distributions to shareholders:
From distributable earnings	—	(74,755)
Share transactions*:
Proceeds from sale of shares	2,692,473	3,868,075
Reinvestment of dividends and distributions	—	74,755
Cost of shares redeemed	(4,112,937)	(6,710,717)
Net decrease in net assets resulting from share transactions	(1,420,464)	(2,767,887)
Total decrease in net assets	(2,389,202)	(359,589)
Net Assets:
Beginning of period	21,246,303	21,605,892
End of period	$18,857,101	$21,246,303
* Shares of beneficial interest issued, reinvested and redeemed (unlimited number of $.001 par value shares authorized):
Initial Class Shares:
Shares sold	329,935	463,835
Shares reinvested	—	9,184
Shares redeemed	(504,594)	(816,298)
Net decrease	(174,659)	(343,279)

See Notes to Financial Statements

14

VANECK VIP EMERGING MARKETS BOND FUND

FINANCIAL HIGHLIGHTS

For a share outstanding throughout each period:

	For the Six
	Months
	Ended
	June 30,		Year Ended December 31,
	2020		2019	2018	2017	2016	2015
	(unaudited)
Net asset value, beginning of period	$8.71		$7.76	$8.90	$8.12	$7.63	$9.33
Income from investment operations:
Net investment income	0.30	(b)	0.61 (b)	0.47 (b)	0.60 (b)	0.36	0.56
Net realized and unrealized gain (loss) on investments	(0.68)		0.37	(0.97)	0.37	0.13	(1.70)
Total from investment operations	(0.38)		0.98	(0.50)	0.97	0.49	(1.14)
Less dividends from:
Net investment income	—		(0.03)	(0.64)	(0.19)	—	(0.56)
Net asset value, end of period	$8.33		$8.71	$7.76	$8.90	$8.12	$7.63
Total return (a)	(4.36	)%(c)	12.61%	(6.14)%	12.24%	6.42%	(13.09)%
Ratios/Supplemental Data
Net assets, end of period (000’s)	$18,857		$21,246	$21,606	$27,046	$26,977	$29,483
Ratio of gross expenses to average net assets	1.87	%(d)	1.92%	1.67%	1.57%	1.34%	1.34%
Ratio of net expenses to average net assets	1.10	%(d)	1.10%	1.10%	1.10%	1.10%	1.10%
Ratio of net expenses to average net assets excluding interest expense	1.10	%(d)	1.10%	1.10%	1.10%	1.10%	1.10%
Ratio of net investment income to average net assets	7.53	%(d)	7.33%	5.80%	7.04%	4.06%	6.38%
Portfolio turnover rate	105	%(c)	276%	286%	586%	595%	572%

(a)	Total return is calculated assuming an initial investment made at the net asset value at the beginning of period, reinvestment of any dividends and distributions at net asset value on the dividend/distribution payment date and a redemption at the net asset value on the last day of the period. The return does not reflect the deduction of taxes that a shareholder would pay on Fund dividends/distributions or the redemption of Fund shares. Total returns do not include fees and expenses imposed under your variable annuity contract and/or life insurance policy. If these amounts were reflected, the returns would be lower than those shown.
(b)	Calculated based upon average shares outstanding
(c)	Not annualized
(d)	Annualized

See Notes to Financial Statements

15

VANECK VIP EMERGING MARKETS BOND FUND

NOTES TO FINANCIAL STATEMENTS

June 30, 2020 (unaudited)

Note 1—Fund Organization—VanEck VIP Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Trust was organized as a Massachusetts business trust on January 7, 1987. The VanEck VIP Emerging Markets Bond Fund (formerly known as VIP Unconstrained Emerging Markets Bond Fund) (the “Fund”) is a non-diversified series of the Trust and seeks high total return (income plus capital appreciation) by investing globally, primarily in a variety of debt securities. The Fund currently offers a single class of shares: Initial Class Shares.

Note 2—Significant Accounting Policies—The preparation of financial statements in conformity with U.S. generally accepted accounting principles (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

The Fund is an investment company and is following accounting and reporting requirements of Accounting Standards Codification (“ASC”) 946 Financial Services—Investment Companies.

The following is a summary of significant accounting policies followed by the Fund.

A.	Security Valuation—The Fund values its investments in securities and other assets and liabilities at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. Debt securities are valued on the basis of evaluated prices furnished by an independent pricing service approved by the Fund’s Board of Trustees or provided by securities dealers. The pricing services may use valuation models or matrix pricing, which consider: (i) yield or price with respect to bonds that are considered comparable in characteristics such as rating, interest rate and maturity date and/or (ii) quotations from bond dealers to determine current value and are categorized as Level 2 in the fair value hierarchy (as described below). Short-term debt securities with sixty days or less to maturity are valued at amortized cost, which with accrued interest approximates fair value. Money market fund investments are valued at net asset value and are categorized as Level 1 in the fair value hierarchy. Forward foreign currency contracts are valued at the spot currency rate plus an amount (“points”), which reflects the differences in interest rates between the U.S. and foreign markets and are categorized as Level 2 in the fair value hierarchy. Securities traded on the NASDAQ Stock Market LLC (“NASDAQ”) are valued at the NASDAQ official closing price. Securities
16

traded on national exchanges are valued at the closing price on the markets in which the securities trade. Over-the-counter securities not included on NASDAQ and listed securities for which no sale was reported are valued at the mean of the bid and ask prices. To the extent these securities are actively traded they are categorized as Level 1 in the fair value hierarchy. The Pricing Committee of Van Eck Associates Corporation (“the Adviser”) provides oversight of the Fund’s valuation policies and procedures, which are approved by the Fund’s Board of Trustees. Among other things, these procedures allow the Fund to utilize independent pricing services, quotations from securities dealers, and other market sources to determine fair value. The Pricing Committee convenes regularly to review the fair value of financial instruments or other assets. If market quotations for a security or other asset are not readily available, or if the Adviser believes it does not otherwise reflect the fair value of a security or asset, the security or asset will be fair valued by the Pricing Committee in accordance with the Fund’s valuation policies and procedures. The Pricing Committee employs various methods for calibrating the valuation approaches utilized to determine fair value, including a regular review of key inputs and assumptions, periodic comparisons to valuations provided by other independent pricing services, transactional back-testing and disposition analysis.

Certain factors such as economic conditions, political events, market trends, the nature of and duration of any restrictions on disposition, trading in similar securities of the issuer or comparable issuers and other security specific information are used to determine the fair value of these securities. Depending on the relative significance of valuation inputs, these securities may be categorized either as Level 2 or Level 3 in the fair value hierarchy. The price which the Fund may realize upon sale of an investment may differ materially from the value presented in the Schedule of Investments.

The Fund utilizes various methods to measure the fair value of its investments on a recurring basis, which includes a hierarchy that prioritizes inputs to valuation methods used to measure fair value. The fair value hierarchy gives highest priority to unadjusted quoted prices in active markets for identical assets and liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels of the fair value hierarchy are described below:

17

VANECK VIP EMERGING MARKETS BOND FUND

NOTES TO FINANCIAL STATEMENTS

(unaudited) (continued)

Level 1 – Quoted prices in active markets for identical securities.

Level 2 – Significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 – Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

A summary of the inputs and the levels used to value the Fund’s investments are located in the Schedule of Investments. Additionally, tables that reconcile the valuation of the Fund’s Level 3 investments and that present additional information about valuation methodologies and unobservable inputs, if applicable, are located in the Schedule of Investments.

B.	Federal Income Taxes—It is the Fund’s policy to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its net investment income and net realized capital gains, if any, to its shareholders. Therefore, no federal income tax provision is required.

C.	Currency Translation—Assets and liabilities denominated in foreign currencies and commitments under foreign currency contracts are translated into U.S. dollars at the closing prices of such currencies each business day as quoted by one or more sources. Purchases and sales of investments are translated at the exchange rates prevailing when such investments are acquired or sold. Foreign denominated income and expenses are translated at the exchange rates prevailing when accrued. The portion of realized and unrealized gains and losses on investments that result from fluctuations in foreign currency exchange rates is not separately disclosed in the financial statements. Such amounts are included with the net realized and unrealized gains and losses on investment securities in the Statement of Operations. Recognized gains or losses attributable to foreign currency fluctuations on foreign currency denominated assets, other than investments and forward foreign currency contracts, and liabilities are recorded as net realized gain (loss) and net change in unrealized appreciation (depreciation) on foreign currency transactions and foreign denominated assets and liabilities in the Statement of Operations.

D.	Distributions to Shareholders—Dividends to shareholders from net investment income and distributions from net realized capital gains, if any, are declared and paid annually. Income dividends and capital gain distributions are determined in accordance with U.S. income tax regulations, which may differ from such amounts determined in accordance with GAAP.
18

E.	Use of Derivative Instruments—The Fund may invest in derivative instruments, including, but not limited to, options, futures, swaps and other derivatives relating to foreign currency transactions. A derivative is an instrument whose value is derived from underlying assets, indices, reference rates or a combination of these factors. Derivative instruments may be privately negotiated contracts (often referred to as over-the-counter (“OTC”) derivatives) or they may be listed and traded on an exchange. Derivative contracts may involve future commitments to purchase or sell financial instruments or commodities at specified terms on a specified date, or to exchange interest payment streams or currencies based on a notional or contractual amount. Derivative instruments may involve a high degree of financial risk. The use of derivative instruments also involves the risk of loss if the investment adviser is incorrect in its expectation of the timing or level of fluctuations in securities prices, interest rates or currency prices. Investments in derivative instruments also include the risk of default by the counterparty, the risk that the investment may not be liquid and the risk that a small movement in the price of the underlying security or benchmark may result in a disproportionately large movement, unfavorable or favorable, in the price of the derivative instrument. Details of this disclosure are found below as well as in the Schedule of Investments.

Forward Foreign Currency Contracts—The Fund may buy and sell forward foreign currency contracts to settle purchases and sales of foreign denominated securities, gain currency exposure or to hedge foreign denominated assets. Realized gains and losses from forward foreign currency contracts, if any, are included in realized gain (loss) on forward foreign currency contracts in the Statement of Operations. During the period ended June 30, 2020, the Fund held forward foreign currency contracts for six months. The average amounts purchased and sold (in U.S dollars) were $493,284 and $499,117, respectively. Forward foreign currency contracts held at June 30, 2020 are reflected in the Schedule of Open Forward Foreign Currency Contracts.

At June 30, 2020, the Fund held the following derivative instruments (not designated as hedging instruments under GAAP):

Liability Derivatives
Foreign Currency Risk
Forward foreign currency contracts [1]	$(1,813)

[1]	Statement of Assets and Liabilities location: Net unrealized depreciation on forward foreign currency contracts
19

VANECK VIP EMERGING MARKETS BOND FUND

NOTES TO FINANCIAL STATEMENTS

(unaudited) (continued)

The impact of transactions in derivative instruments during the period ended June 30, 2020, was as follows:

Foreign Currency Risk
Realized gain (loss):
Forward foreign currency contacts [2]	$10,566
Net change in unrealized appreciation (depreciation):
Foreign forward currency contracts [3]	$(1,813)

[2]	Statement of Operations location: Net realized gain on forward foreign currency contracts
[3]	Statement of Operations location: Net change in unrealized appreciation (depreciation) on forward foreign currency contracts

F.	Offsetting Assets and Liabilities—In the ordinary course of business, the Fund enters into transactions subject to enforceable master netting or other similar agreements. Generally, the right of offset in those agreements allows the Fund to set off any exposure to a specific counterparty with any collateral received or delivered to that counterparty based on the terms of the agreements. The Fund may pledge or receive cash and/or securities as collateral for derivative instruments and securities lending. Collateral held for derivative instruments at June 30, 2020 is presented in the Schedule of Investments.

For financial reporting purposes, the Fund presents securities lending assets and liabilities on a gross basis in the Statement of Assets and Liabilities. Cash collateral held in the form of money market investments, if any, at June 30, 2020 is presented in the Schedule of Investments and in the Statement of Assets and Liabilities. Non-cash collateral is disclosed in Note 9 (Securities Lending).

Additionally, the Fund presents derivative instruments on a gross basis in the Statement of Assets and Liabilities. The table below includes both gross and net information about the derivative instruments eligible for offset in the Statement of Assets and Liabilities subject to master netting or similar agreements, as well as financial collateral received or pledged (including cash collateral) as of June 30, 2020. The total amount of collateral reported, if any, is limited to the net amounts of financial assets and liabilities presented in the Statement of Assets and Liabilities for the respective financial instruments. In general, collateral received or pledged exceeds the net amount of the unrealized gain/loss or market value of financial instruments.

Net Amounts
		Gross Amounts	of Liabilities
	Gross	Offset in the	Presented in
	Amounts of	Statement of	the Statement
	Recognized	Assets and	of Assets
	Liabilities	Liabilities	and Liabilities
Foreign forward currency contracts	$1,813	$—	$1,813
20

G.	Other—Security transactions are accounted for on trade date. Dividend income is recorded on the ex-dividend date except that certain dividends from foreign securities are recognized upon notification of the ex-dividend date. Interest income, including amortization of premiums and discounts, is accrued as earned. Realized gains and losses are determined based on the specific identification method.

The Fund earns interest income on uninvested cash balances held at the custodian bank. Such amounts, if any, are present as interest income on the Statement of Operations.

In the normal course of business, the Fund enters into contracts that contain a variety of general indemnifications. The Fund’s maximum exposure under these agreements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. However, the Adviser believes the risk of loss under these arrangements to be remote.

Note 3—Investment Management and Other Agreements—The Adviser is the investment adviser to the Fund. The Adviser receives a management fee, calculated daily and payable monthly based on an annual rate of 1.00% of the first $500 million of average daily net assets, 0.90% of the next $250 million of average daily net assets and 0.70% of the average daily net assets in excess of $750 million. The Adviser has agreed, until at least May 1, 2021, to waive management fees and assume expenses to prevent the Fund’s total annual operating expenses (excluding acquired fund fees and expenses, interest expense, trading expenses, dividend and interest payments on securities sold short, taxes, and extraordinary expenses) from exceeding 1.10% of the Fund’s average daily net assets. Refer to the Statement of Operations for the amounts waived/assumed by the Adviser for the period ended June 30, 2020.

In addition, Van Eck Securities Corporation (the “Distributor”), an affiliate of the Adviser, acts as the Fund’s distributor. Certain officers and trustees of the Trust are officers, directors or stockholders of the Adviser and Distributor.

At June 30, 2020, the aggregate shareholder accounts of six insurance companies owned approximately 45%, 18%, 10%, 8%, 5%, and 5% of the Fund’s outstanding shares of beneficial interest.

Note 4—Investments—For the period ended June 30, 2020, the cost of purchases and proceeds from sales of investments, excluding U.S. government securities and short-term obligations, aggregated to $17,997,917 and $20,018,819, respectively.

21

VANECK VIP EMERGING MARKETS BOND FUND

NOTES TO FINANCIAL STATEMENTS

(unaudited) (continued)

Note 5—Income Taxes—As of June 30, 2020, for Federal income tax purposes, the identified tax cost of investments owned, gross unrealized appreciation, gross unrealized depreciation and net unrealized appreciation (depreciation) of investments were as follows:

	Gross	Gross	Net Unrealized
Tax Cost of	Unrealized	Unrealized	Appreciation
Investments	Appreciation	Depreciation	(Depreciation)
$19,596,694	$759,073	$(1,398,033)	$(638,960)

The tax character of dividends and distributions paid to shareholders during the year ended December 31, 2019 was as follows:

Ordinary income	$74,755

The tax character of current year distributions, if any, will be determined at the end of the current fiscal year.

At December 31, 2019, the Fund had capital loss carryforwards available to offset future capital gains as follows:

Short-Term
Capital Losses
With No Expiration
$(2,638,175)

Realized gains or losses attributable to fluctuations in foreign exchange rates on investments and other foreign currency denominated assets and liabilities result in permanent book to tax differences which may affect the tax character of distributions and undistributed net investment income at the end of the Fund’s fiscal year. For the period January 1, 2020 to June 30, 2020, the Fund’s net realized losses from foreign currency translations were $333,345.

The Fund recognizes the tax benefits of uncertain tax positions only where the position is “more-likely-than-not” to be sustained assuming examination by applicable tax authorities. Management has analyzed the Fund’s tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on return filings for all open tax years. The Fund does not have exposure for additional years that might still be open in certain foreign jurisdictions. Therefore, no provision for income tax is required in the Fund’s financial statements. However, the Fund is subject to foreign taxes on the appreciation in value of certain investments. The Fund provides for such taxes, if any, on both realized and unrealized appreciation.

The Fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of Operations. During the period ended June 30, 2020, the Fund did not incur any interest or penalties.

22

Note 6—Principal Risks—The Fund may purchase securities on foreign exchanges. Securities of foreign issuers involve special risks and considerations not typically associated with investing in U.S. issuers. These risks include devaluation of currencies, less reliable information about issuers, different security transaction clearance and settlement practices and future adverse political and economic developments. These risks are heightened for investments in emerging markets countries. Moreover, securities of many foreign issuers and their markets may be less liquid and their prices more volatile than those of comparable U.S. issuers. The Fund may invest in debt securities which are rated below investment grade by rating agencies. Such securities involve more risk of default than higher rated securities and are subject to greater price variability.

A recent outbreak of respiratory disease caused by a novel coronavirus, which was first detected in China in December 2019, has subsequently spread internationally and has been declared a pandemic by the World Health Organization. The coronavirus has resulted in closing borders, quarantines, disruptions to supply chains and customer activity, loss of life, as well as general concern and uncertainty. The coronavirus has already negatively impacted the economies of many nations, individual companies, the market and the Fund. This pandemic is expected to have a continued impact in ways that cannot necessarily be foreseen presently.

A more complete description of risks is included in the Fund’s Prospectus and Statement of Additional Information.

Note 7—Trustee Deferred Compensation Plan—The Trust has a Deferred Compensation Plan (the “Deferred Plan”) for Trustees under which the Trustees can elect to defer receipt of their trustee fees until retirement, disability or termination from the Board of Trustees. The fees otherwise payable to the participating Trustees are deemed invested in shares of eligible Funds of the Trust and the VanEck Funds (another registered investment company managed by the Adviser) as directed by the Trustees.

The expense for the Deferred Plan is included in “Trustees’ fees and expenses” on the Statement of Operations. The liability for the Deferred Plan is shown as “Deferred Trustee fees” in the Statement of Assets and Liabilities.

Note 8—Securities Lending—To generate additional income, the Fund may lend its securities pursuant to a securities lending agreement with the securities lending agent. The Fund may lend up to 33% of its investments requiring that the loan be continuously collateralized by cash, cash equivalents, U.S. government securities, or any combination of cash and such securities at all times equal to at least 102% (105% for foreign securities) of the market value

23

VANECK VIP EMERGING MARKETS BOND FUND

NOTES TO FINANCIAL STATEMENTS

(unaudited) (continued)

on the securities loaned. Daily market fluctuations could cause the value of loaned securities to be more or less than the value of the collateral received. When this occurs, the collateral is adjusted and settled on the next business day. During the term of the loan, the Funds will continue to receive any dividends, interest or amounts equivalent thereto, on the securities loaned while receiving a fee from the borrower and/or earning interest on the investment of the cash collateral. Such fees and interest are shared with the securities lending agent under the terms of the securities lending agreement. Securities lending income is disclosed as such in the Statement of Operations. The cash collateral is maintained on the Funds’ behalf by the lending agent and is invested in the State Street Navigator Securities Lending Government Money Market Portfolio. Non-cash collateral includes U.S. Treasuries and U.S. Government Agency securities, and is not disclosed in the Fund’s Statement of Assets and Liabilities as it is held by the agent on behalf of the Fund, and the Fund does not have the ability to re-hypothecate those securities. Loans are subject to termination at the option of the borrower or the Fund. Upon termination of the loan, the borrower will return to the Fund securities identical to the securities loaned. The Fund bears the risk of delay in recovery of, or even loss of rights in, the securities loaned should the borrower of the securities fail financially. The value of loaned securities and related cash collateral at June 30, 2020 is presented on a gross basis in the Schedule of Investments and Statement of Assets and Liabilities. The following is a summary of the Fund’s securities on loan and related collateral as of June 30, 2020:

Market Value of Securities on Loan	Cash Collateral	Non-Cash Collateral*	Total Collateral
$1,121,867	$947,009	$210,535	$1,157,544

The following table presents money market fund investments held as collateral by type of security on loan as of June 30, 2020:

Gross Amount of Recognized
Liabilities for Securities
Lending Transactions* in the
Statement of Assets and Liabilities
Corporate Bonds	$420,200
Government Obligations	526,809

*	Remaining contractual maturity: overnight and continuous

Note 9—Bank Line of Credit—The Trust participates with the VanEck Funds (collectively the “VE/VIP Funds”) in a $30 million committed credit facility (the “Facility”) to be utilized for temporary financing until the settlement of sales or purchases of portfolio securities, the repurchase or redemption of shares of

24

the Fund and other temporary or emergency purposes. The participating VE/VIP Funds have agreed to pay commitment fees, pro rata, based on the unused but available balance. Interest is charged to the VE/VIP Funds based on prevailing market rates in effect at the time of borrowings. During the period ended June 30, 2020, the average daily loan balance during the 39 day period of which a loan was outstanding amounted to $158,026 and the average interest rate was 1.97%. At June 30, 2020, the Fund had no outstanding borrowings under the Facility.

Note 10—Recent Accounting Pronouncements—The Funds adopted all provisions of the Accounting Standards Update No. 2018-13, Disclosure Framework—Changes to the Disclosure Requirements for Fair Value Measurement (“ASU 2018-13”) that eliminate and modify certain disclosure requirements for fair value measurements. Public companies are required to disclose the range and weighted average used to develop significant unobservable inputs for Level 3 fair value measurements. Based on management’s evaluation, the adoption of the ASU 2018-13 had no material impact on the financial statements and related disclosure.

Note 11—Subsequent Event Review—The Fund has evaluated subsequent events and transactions for potential recognition or disclosure through the date the financial statements were issued.

25

VANECK VIP TRUST

APPROVAL OF ADVISORY AGREEMENT

June 30, 2020 (unaudited)

VANECK VIP EMERGING MARKETS BOND FUND

(formerly, VanEck VIP Unconstrained Emerging Markets Bond Fund)

(the “Fund”)

The Investment Company Act of 1940, as amended (the “1940 Act”), provides, in substance, that an investment advisory agreement between a fund and its investment adviser may be entered into only if it is approved, and may continue in effect from year to year after an initial two-year period only if its continuance is approved, at least annually by the fund’s board of trustees, including by a vote of a majority of the trustees who are not “interested persons” of the fund as defined in the 1940 Act (the “Independent Trustees”), at a meeting called for the purpose of considering such approval. On June 23, 2020, the Board of Trustees (the “Board”) of VanEck VIP Trust (the “Trust”), including a majority of the Independent Trustees, approved the continuation of the existing advisory agreement (the “Advisory Agreement”) between the Fund and its investment adviser, Van Eck Associates Corporation (together with its affiliated companies, the “Adviser”). Information regarding the material factors considered and related conclusions reached by the Board in approving the continuation of the Fund’s Advisory Agreement is set forth below.

In considering the continuation of the Advisory Agreement, the Board reviewed and considered information that had been provided by the Adviser throughout the year at meetings of the Board and its committees, including information requested by the Independent Trustees and furnished by the Adviser for meetings of the Board held on June 5, 2020 and June 23, 2020 specifically for the purpose of considering the continuation of the Advisory Agreement. The Independent Trustees were advised by independent legal counsel throughout the year, including during the contract renewal process, and met with independent legal counsel in executive sessions outside the presence of management. The written and oral reports provided to the Board included, among other things, the following:

■	Information about the overall organization of the Adviser and the Adviser’s short-term and long-term business plans with respect to its mutual fund operations and other lines of business;

■	The consolidated financial statements of the Adviser for the past two fiscal years;
26

■	A copy of the Advisory Agreement and descriptions of the services provided by the Adviser thereunder;

■	Information regarding the qualifications, education and experience of the investment professionals responsible for portfolio management, investment research and trading activities for the Fund, the structure of their compensation and the resources available to support these activities;

■	A report prepared by Broadridge Financial Solutions (“Broadridge”), an independent consultant, comparing the Fund’s investment performance (including, where relevant, total returns, standard deviations, Sharpe ratios, information ratios, beta and alpha) for the one-, three-, five- and ten-year periods (as applicable) ended December 31, 2019 with the investment performance of (i) a universe of mutual funds selected by Broadridge with similar investment characteristics, share class attributes and other operational characteristics as the Fund (the “Category”), (ii) a sub-group of funds selected from the Category by Broadridge further limited to approximate more closely the Fund’s investment style, expense structure and asset size (the “Peer Group”), and (iii) an appropriate benchmark index;

■	A report prepared by Broadridge comparing the advisory fees and other expenses of a representative class of shares of the Fund during its fiscal year ended December 31, 2019 with a similar share class of each fund in the (i) Category and (ii) Peer Group;

■	An analysis of the profitability of the Adviser with respect to its services for the Fund and the VanEck complex of mutual funds as a whole (the “VanEck Complex”);

■	Information regarding other investment products and services offered by the Adviser involving investment objectives and strategies similar to the Fund (“Comparable Products”), including the fees charged by the Adviser for managing the Comparable Products, a description of material differences and similarities in the services provided by the Adviser for the Fund and the Comparable Products, the sizes of the Comparable Products and the identity of the individuals responsible for managing the Comparable Products;

■	Information concerning the Adviser’s compliance program, the resources devoted to compliance efforts undertaken by the Adviser
27

VANECK VIP TRUST

APPROVAL OF ADVISORY AGREEMENT

June 30, 2020 (unaudited) (continued)

on behalf of the Fund, and reports regarding a variety of compliance-related issues;

■	Information with respect to the Adviser’s brokerage practices, including the Adviser’s processes for monitoring best execution of portfolio transactions and the benefits received by the Adviser from research acquired with soft dollars;

■	Information regarding the procedures used by the Adviser in monitoring the valuation of portfolio securities, including the methodologies used in making fair value determinations, and the Adviser’s due diligence process for recommending the selection of pricing vendors and monitoring the quality of the inputs provided by such vendors;

■	Information regarding how the Adviser safeguards the confidentiality and integrity of its data and files (both physical and electronic), as well as of any communications with third parties containing Fund and shareholder information, including reports regarding the Adviser’s cybersecurity framework and its implementation, the identification and monitoring of cybersecurity risks (including the risks that arise out of arrangements with third party service providers), the Adviser’s cybersecurity response policy and other initiatives of the Adviser to mitigate cybersecurity risks;

■	Information regarding the Adviser’s policies and practices with respect to personal investing by the Adviser and its employees, including reports regarding the administration of the Adviser’s code of ethics and the Adviser’s policy with respect to investments in the Fund by the Adviser’s investment personnel;

■	Information regarding the Adviser’s investment process for the Fund, including how the Adviser integrates non-accounting-based information (including, but not limited to “environmental, social and governance” factors) and the non-security-selection, non-portfolio-construction activities of the investment teams, such as engagement with portfolio companies and industry group participation;

■	Information regarding the Adviser’s role as the administrator of the Trust’s liquidity risk management program;

■	Descriptions of sub-transfer agency, omnibus account and other shareholder servicing arrangements for the Fund with intermediaries (collectively, “Servicing Arrangements”), including a description of the services provided by the intermediaries pursuant to such Servicing
28

Arrangements and the payment terms of the Servicing Arrangements, as well as reports regarding the amounts paid pursuant to the Servicing Arrangements and the amounts paid to intermediaries with respect to the Fund by the Adviser pursuant to any revenue sharing arrangements and Servicing Arrangements (to the extent not paid by the Fund);

■	Descriptions of other administrative and other non-investment management services provided by the Adviser for the Fund, including the Adviser’s activities in managing relationships with the Fund’s custodian, transfer agent and other service providers; and

■	Other information provided by the Adviser in its response to a comprehensive questionnaire from the Independent Trustees.

In determining whether to approve the continuation of the Advisory Agreement, the Board considered, among other things, the following: (1) the nature, quality, extent and cost of the investment management, administrative and other non-investment management services provided by the Adviser; (2) the nature, quality and extent of the services performed by the Adviser in interfacing with, and monitoring the services performed by, third parties, such as the Fund’s custodian, transfer agent, sub-transfer agents and independent auditor, and the Adviser’s commitment and efforts to review the quality and pricing of third party service providers to the Fund with a view to reducing non-management expenses of the Fund; (3) the terms of the Advisory Agreement and the services performed thereunder; (4) the willingness of the Adviser to limit the overall expenses of the Fund from time to time, if necessary or appropriate, by means of waiving all or a portion of its fees and/or paying expenses of the Fund; (5) the quality of the services, procedures and processes used to determine the value of the Fund’s assets and the actions taken to monitor and test the effectiveness of such services, procedures and processes; (6) the ongoing efforts of, and resources devoted by, the Adviser with respect to the development and implementation of a comprehensive compliance program; (7) the responsiveness of the Adviser to inquiries from, and examinations by, regulatory authorities, including the Securities and Exchange Commission; (8) the resources committed by the Adviser to information technology and cybersecurity; and (9) the ability of the Adviser to attract and retain quality professional personnel to perform investment advisory and administrative services for the Fund. The Board concluded that the

29

VANECK VIP TRUST

APPROVAL OF ADVISORY AGREEMENT

June 30, 2020 (unaudited) (continued)

nature, extent and quality of the services supported the renewal of the Advisory Agreement.

The performance data and the advisory fee and expense ratio data described below for the Fund is based on data for a representative class of shares of the Fund. The performance data is net of expenses for periods on an annualized basis ended December 31, 2019, and the advisory fee and expense ratio data is as of the Fund’s fiscal year end of December 31, 2019. The Board considered the Fund’s performance for periods subsequent to the performance period covered by the Broadridge reports, and considered the Adviser’s assessment of the same. The Board also noted that while it found the data provided by Broadridge generally useful, it recognized the limitations of such data, including, in particular, that notable differences may exist between the Fund and the other funds in the Fund’s Peer Group and Category (for example, with respect to investment objective(s) and investment strategies) and that the results of the performance comparisons may vary depending on (i) the end dates for the performance periods that were selected and (ii) the selection of the Peer Group and Category.

Performance. The Board noted that, at the recommendation of the Adviser and in an effort to enhance the performance and long-term viability of the Fund, the Board had approved material changes to the Fund’s principal investment strategies, which became effective May 1, 2013. The Board further noted that, in light of these changes, the performance of the Fund compared to other similarly managed funds prior to May 1, 2013 was not relevant to the Board’s consideration of the Advisory Agreement. The Board then noted, based on a review of comparative annualized total returns, that the Initial Class shares of the Fund had underperformed its Category and Peer Group medians for the one-, three- and five-year periods. The Board also noted that the Initial Class shares of the Fund had underperformed its benchmark index for the one-, three- and five-year periods. The Board acknowledged the actions of the Adviser to establish additional risk-control investment guidelines that limit the Fund’s exposure to certain issuer-specific and country-specific risks and continues to monitor the Fund. The Board concluded that the performance and the Adviser’s outlook for the Fund supported the renewal of the Advisory Agreement.

Fees and Expenses. The Board noted that the advisory fee rate and the total expense ratio, net of waivers or reimbursements, for the Fund were higher than the median advisory fee rates and the median total expense

30

ratios for its Category and Peer Group. The Board also noted that the Adviser makes use of a complex and unique proprietary strategy for managing the Fund’s portfolio and that the Adviser has agreed to waive all or a portion of its advisory fees and/or pay expenses of the Fund through May 1, 2021 to the extent necessary to prevent the expense ratio of the Fund from exceeding a specified maximum amount (subject to certain exclusions). The Board also considered the advisory fee charged to the Fund as compared to the fees charged to the Comparable Products, noting the differences in the services provided to the Fund as compared to those other products.

On the basis of the foregoing, and in light of the nature, extent and quality of the services provided by the Adviser, the Board concluded that the advisory fee rate charged to the Fund is reasonable.

Profitability and Economies of Scale. The Board considered the profits, if any, realized by the Adviser from managing the Fund and other mutual funds in the VanEck Complex and the methodology used to determine such profits. The Board noted that the levels of profitability reported on a fund-by-fund basis varied widely depending on such factors as the size, type of fund and operating history. Based on its review of the foregoing information, and in light of the nature, extent and quality of the services provided by the Adviser, the Board concluded that the profits realized by the Adviser supported the renewal of the Advisory Agreement. In this regard, the Board also considered the extent to which the Adviser may realize economies of scale, if any, as the Fund grows and whether the Fund’s fee schedule reflects any economies of scale for the benefit of shareholders, and concluded that the fee schedule was appropriate. The Board also considered that the Fund benefits from economies of scale through lower fees charged by third party service providers based on the combined size of the VanEck Complex.

Conclusion. In determining the material factors to be considered in evaluating the Advisory Agreement for the Fund and the weight to be given to such factors, the members of the Board relied upon the advice of independent legal counsel and their own business judgment. The Board did not consider any single factor as controlling in determining whether to approve the continuation of the Advisory Agreement and each member of the Board may have placed varying emphasis on particular factors considered in reaching a conclusion. Moreover, this summary description does not necessarily identify all of the factors considered or conclusions reached by the Board. Based on its

31

VANECK VIP TRUST

APPROVAL OF ADVISORY AGREEMENT

June 30, 2020 (unaudited) (continued)

consideration of the foregoing factors and conclusions, and such other factors and conclusions as it deemed relevant, the Board unanimously approved the continuation of the Advisory Agreement for the Fund for an additional one-year period.

32

VANECK VIP TRUST

FUND’S LIQUIDITY RISK MANAGEMENT PROGRAM

In accordance with Rule 22e-4 under the 1940 Act (the “Liquidity Rule”), the Fund has adopted and implemented a Liquidity Risk Management Program, (the “Program”) and the Fund’s Board has designated the Fund’s Adviser as the administrator of the Program. The Fund’s Adviser administers the Program through its Liquidity Committee. The purpose of the Program is to outline the techniques, tools and arrangements employed for the management of liquidity risk within the Fund, and the terms, contents and frequency of reporting and escalation of any issues to the Board. Liquidity is managed taking account of the investment strategy, liquidity profile, and redemption policy and history of the Fund, with the objective of maintaining a level of liquidity that is appropriate in light of the Fund’s obligations to its shareholders. The Program assesses liquidity risk under both normal and stressed market conditions.

The Board reviewed a report prepared by the Fund’s Adviser regarding the operation and effectiveness of the Program for the period from December 1, 2018 through December 31, 2019 (the “Review Period”). During the Review Period, the Fund maintained a high level of liquidity and primarily held assets that are defined under the Liquidity Rule as “Highly Liquid Investments.” As a result, the Fund has not adopted a “Highly Liquid Investment Minimum,” as defined under the Liquidity Rule. A Highly Liquid Investment is defined as cash and any investment reasonably expected to be convertible to cash in current market conditions in three business days or less without the conversion to cash significantly changing the market value of the investment.

During the Review Period, there were no liquidity events that materially affected the performance of the Fund or its ability to timely meet redemptions without dilution to existing shareholders, and the Fund’s Adviser provided its assessment that the program had been effective in managing the Fund’s liquidity risk. Further information on liquidity risks applicable to the Fund can be found in the Fund’s prospectus.

33

This report is intended for the Fund’s shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the Fund’s prospectus, which includes more complete information. Investing involves substantial risk and high volatility, including possible loss of principal. An investor should consider the investment objective, risks, charges and expenses of the Fund carefully before investing. To obtain a prospectus, which contains this and other information, call 800.826.2333 or visit vaneck.com. Please read the prospectus carefully before investing.

Additional information about the VanEck VIP Trust’s (the “Trust”) Board of Trustees/Officers and a description of the policies and procedures the Trust uses to determine how to vote proxies relating to portfolio securities are provided in the Statement of Additional Information. The Statement of Additional Information and information regarding how the Trust voted proxies relating to portfolio securities during the most recent twelve month period ending June 30 is available, without charge, by calling 800.826.2333, or by visiting vaneck.com, or on the Securities and Exchange Commission’s website at https://www.sec.gov.

The Trust files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-PORT. The Trust’s Form N-PORT filings are available on the Commission’s website at https://www.sec.gov and may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 202.942.8090. The Fund’s complete schedule of portfolio holdings is also available by calling 800.826.2333 or by visiting vaneck.com.

Investment Adviser:	Van Eck Associates Corporation
Distributor:	Van Eck Securities Corporation
	666 Third Avenue, New York, NY 10017
	vaneck.com
Account Assistance:	800.544.4653	VIPEMBSAR

SEMI-ANNUAL REPORT June 30, 2020 (unaudited)

VanEck VIP Trust

VanEck VIP Emerging Markets Fund

800.826.2333	vaneck.com

Certain information contained in this President’s letter represents the opinion of the investment adviser which may change at any time. This information is not intended to be a forecast of future events, a guarantee of future results or investment advice. Current market conditions may not continue. Also, unless otherwise specifically noted, any discussion of the Fund’s holdings, the Fund’s performance, and the views of the investment adviser are as of June 30, 2020.

VANECK VIP EMERGING MARKETS FUND

PRESIDENT’S LETTER

June 30, 2020 (unaudited)

Dear Fellow Shareholders:

The story for the last decade was simple and familiar—slower global economic growth was combated by expansive monetary policy. After the shock of the COVID-19 virus, we are returning to this investment theme. Thus we believe investors should be comfortable maintaining their strategic allocations to stocks and bonds, given the central bank’s aggressive support of the financial markets.

Why do we have this view? First, we believe that we are in a global recession, not a depression. Two indicators of global recession have historically been copper and oil. When China slowed at the end of 2015, copper and oil fell hard. Since oil and copper haven’t fallen below those 2015-2016 lows and in fact have been rallying from those lows, the chance of a depression seems low.

So our base case is that markets will feel like the recovery after the global financial crisis—lower interest rates, asset price inflation and weak job recovery (due to different factors—varied industry impact not increased regulation). No guarantee, of course, that there will not be a re-test of lows or new lows, but financial markets will likely lead the economic recovery.

Our assumptions regarding this outlook are that: the virus fatality curve has flattened, mitigation steps like shutdowns can be local to deal with additional outbreaks and a COVID-19 vaccine happens this year. A vaccine is the biggest factor with early development a positive and later availability (or none) a negative.

The investing outlook sometimes does change suddenly, as now. To get our quarterly investment outlooks, please subscribe to “Investment Outlook” on vaneck.com. Should you have any questions regarding fund performance, please contact us at 800.826.2333 or visit our website.

1

VANECK VIP EMERGING MARKETS FUND

PRESIDENT’S LETTER

(unaudited) (continued)

We sincerely thank you for investing in VanEck’s investment strategies. On the following pages, you will find the financial statements for the six month period ended June 30, 2020. As always, we value your continued confidence in us and look forward to helping you meet your investment goals in the future.

Jan F. van Eck
CEO and President
VanEck VIP Trust

July 8, 2020

Investing involves substantial risk and high volatility, including possible loss of principal. An investor should consider the investment objective, risks, charges and expenses of the Fund carefully before investing. To obtain a prospectus, which contains this and other information, call 800.826.2333 or visit vaneck.com. Please read the prospectus and summary prospectus carefully before investing.

2

VANECK VIP EMERGING MARKETS FUND

EXPLANATION OF EXPENSES

(unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including program fees on purchase payments; and (2) ongoing costs, including management fees and other Fund expenses. This disclosure is intended to help you understand the ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The disclosure is based on an investment of $1,000 invested at the beginning of the period and held for the entire period, January 1, 2020 to June 30, 2020.

Actual Expenses

The first line in the table below provides information about account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Period.”

Hypothetical Example for Comparison Purposes

The second line in the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as fees on purchase payments. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

3

VANECK VIP EMERGING MARKETS FUND

EXPLANATION OF EXPENSES

(unaudited) (continued)

		Beginning Account Value January 1, 2020	Ending Account Value June 30, 2020	Expenses Paid During the Period* January 1, 2020 - June 30, 2020
Initial Class	Actual	$1,000.00	$930.60	$5.81
	Hypothetical**	$1,000.00	$1,018.85	$6.07
Class S	Actual	$1,000.00	$929.10	$7.43
	Hypothetical**	$1,000.00	$1,017.16	$7.77

*	Expenses are equal to the Fund’s annualized expense ratio (for the six months ended June 30, 2020), of 1.21% on Initial Class Shares and 1.55% on Class S Shares, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half year divided by the number of the days in the fiscal year (to reflect the one-half year period).

**	Assumes annual return of 5% before expenses
4

VANECK VIP EMERGING MARKETS FUND

SCHEDULE OF INVESTMENTS

June 30, 2020 (unaudited)

Number of Shares		Value

COMMON STOCKS: 98.8%

Argentina: 0.6%
830	MercadoLibre, Inc. (USD) *	$818,189

Brazil: 3.9%
324,400	Fleury SA	1,466,872
255,600	IRB Brasil Resseguros SA	517,019
105,800	Locaweb Servicos de Internet SA Reg S 144A *	840,470
514,000	Movida Participacoes SA	1,242,916
373,000	Rumo SA *	1,542,592
		5,609,869
China / Hong Kong: 41.4%
47,190	Alibaba Group Holding Ltd. (ADR) *	10,178,883
629,250	A-Living Services Co. Ltd. Reg S 144A #	3,197,957
99,000	Anta Sports Products Ltd. #	880,810
11,870	Baozun, Inc. (ADR) * †	456,402
9,900	BeiGene Ltd. (ADR) *	1,865,160
3,588,969	China Animal Healthcare Ltd. * # ∞	65,732
332,000	China Conch Venture Holdings Ltd. #	1,409,136
1,328,000	China Education Group Holdings Ltd. Reg S #	2,141,613
1,769,000	Fu Shou Yuan International Group Ltd. #	1,626,286
39,100	GDS Holdings Ltd. (ADR) *	3,114,706
Number of Shares		Value

China / Hong Kong: (continued)
73,100	HUYA, Inc. (ADR) * †	$1,364,777
2,400	Hygeia Healthcare Holdings Co. Ltd. Reg S 144A *	8,268
370,000	Jinxin Fertility Group Ltd. Reg S 144A † #	562,383
106,000	Meituan Dianping Reg S * #	2,368,714
14,250	New Oriental Education & Technology Group, Inc. (ADR) *	1,855,778
708,000	Ping An Bank Co. Ltd. #	1,286,116
169,000	Ping An Healthcare and Technology Co. Ltd. Reg S 144A * † #	2,591,029
572,000	Ping An Insurance Group Co. of China Ltd. #	5,702,260
80,000	Shenzhou International Group Holdings Ltd. #	972,577
5,000	Silergy Corp. #	327,541
159,200	Tencent Holdings Ltd. #	10,201,197
67,000	Tencent Music Entertainment Group (ADR) *	901,820
804,000	Topsports International Holdings Ltd. Reg S 144A #	1,034,397
40,000	Wuliangye Yibin Co. Ltd. #	971,877
160,500	Wuxi Biologics Cayman, Inc. Reg S 144A * #	2,946,074
35,000	Yifeng Pharmacy Chain Co. Ltd. #	451,464

See Notes to Financial Statements

5

VANECK VIP EMERGING MARKETS FUND

SCHEDULE OF INVESTMENTS

(unaudited) (continued)

Number of Shares		Value

China / Hong Kong: (continued)
10,000	Yum China Holdings, Inc. (USD) *	$480,700
		58,963,657
Egypt: 2.2%
2,736,135	Cleopatra Hospital *	891,702
437,187	Commercial International Bank Egypt SAE #	1,759,097
958,802	Juhayna Food Industries #	452,232
		3,103,031
Georgia: 1.0%
84,700	Bank of Georgia Group Plc (GBP) * #	1,129,423
60,700	Georgia Capital Plc (GBP) * #	347,296
		1,476,719
Germany: 1.8%
25,200	Delivery Hero SE Reg S 144A * #	2,589,734
Hungary: 0.8%
32,500	OTP Bank Nyrt * #	1,142,547
India: 9.7%
242,678	Bandhan Bank Ltd. Reg S 144A #	1,039,278
494,400	Cholamandalam Investment and Finance Co. Ltd. #	1,240,713
268,200	HDFC Bank Ltd. #	3,771,813
51,400	HDFC Bank Ltd. (ADR)	2,336,644
1,420,073	Lemon Tree Hotels Ltd. Reg S 144A * #	461,189
116,000	Oberoi Realty Ltd. #	558,523
145,800	Phoenix Mills Ltd. #	1,124,489
107,000	Reliance Industries Ltd. * #	2,438,723
Number of Shares		Value

India: (continued)
7,133	Reliance Industries Ltd. *	$75,568
60,000	Titan Co. Ltd. #	757,380
		13,804,320
Indonesia: 2.1%
9,650,000	Bank BTPN Syariah Tbk PT #	2,162,064
3,980,000	Bank Rakyat Indonesia Tbk PT #	849,503
		3,011,567
Kenya: 0.8%
4,477,000	Safaricom Plc #	1,211,511
Kuwait: 0.8%
118,455	Human Soft Holding Co. KSC * #	1,076,245
Mexico: 2.4%
591,183	Qualitas Controladora SAB de CV	2,325,173
418,800	Regional SAB de CV	1,120,408
		3,445,581
Netherlands: 3.2%
48,505	Prosus NV * #	4,522,481
Philippines: 4.1%
3,629,000	Ayala Land, Inc. #	2,475,136
10,450,000	Bloomberry Resorts Corp. #	1,569,251
895,200	International Container Terminal Services, Inc. #	1,842,096
		5,886,483
Russia: 2.8%
149,480	Sberbank of Russia PJSC (ADR) #	1,699,250
44,737	Yandex NV (USD) *	2,237,745
		3,936,995
Saudi Arabia: 0.1%
11,000	Leejam Sports Co. JSC	171,554

See Notes to Financial Statements

6

Number of Shares		Value

Singapore: 0.8%
11,100	Sea Ltd. (ADR) * †	$1,190,364
South Africa: 2.6%
690,000	Advtech Ltd.	286,299
10,005	Naspers Ltd. #	1,838,722
1,461,924	Transaction Capital Ltd. #	1,572,032
		3,697,053
South Korea: 5.1%
23,400	Douzone Bizon Co. Ltd. #	1,999,308
2,000	Naver Corp. #	449,966
1,400	NCSoft Corp. #	1,041,497
12,285	Samsung SDI Co. Ltd. #	3,756,281
		7,247,052
Spain: 0.9%
69,903	CIE Automotive SA #	1,230,648
Taiwan: 4.4%
408,000	Chroma ATE, Inc. #	2,111,478
144,010	Poya International Co. Ltd. #	2,845,852
50,000	Wiwynn Corp. #	1,366,897
		6,324,227
Thailand: 1.9%
408,000	CP ALL PCL #	899,214
761,826	Srisawad Corp. PCL (NVDR) #	1,279,991
1,074,000	Thai Beverage PCL (SGD) † #	524,287
		2,703,492
Turkey: 3.5%
232,296	AvivaSA Emeklilik ve Hayat AS #	498,735
684,140	MLP Saglik Hizmetleri AS Reg S 144A * #	1,990,402
709,968	Sok Marketler Ticaret AS * #	1,392,064
Number of Shares		Value

Turkey: (continued)
277,000	Tofas Turk Otomobil Fabrikasi AS #	$1,077,911
		4,959,112
United Kingdom: 0.9%
707,900	Helios Towers Plc * #	1,306,248
1,235,312	Hirco Plc * # ∞	0
		1,306,248
United States: 0.8%
111,300	Laureate Education, Inc. *	1,109,105
Uruguay: 0.2%
157,910	Biotoscana Investments SA (BDR) *	292,700
Total Common Stocks (Cost: $111,689,762)		140,830,484
MONEY MARKET FUND: 1.7% (Cost: $2,385,565)
2,385,565	Invesco Treasury Portfolio — Institutional Class	2,385,565
Total Investments Before Collateral for Securities Loaned: 100.5% (Cost: $114,075,327)		143,216,049
SHORT-TERM INVESTMENT HELD AS COLLATERAL FOR SECURITIES ON LOAN: 0.3% (Cost: $442,660)
Money Market Fund: 0.3%
442,660	State Street Navigator Securities Lending Government Money Market Portfolio	442,660
Total Investments: 100.8% (Cost: $114,517,987)		143,658,709
Liabilities in excess of other assets: (0.8)%		(1,146,303)
NET ASSETS: 100.0%		$142,512,406

See Notes to Financial Statements

7

VANECK VIP EMERGING MARKETS FUND

SCHEDULE OF INVESTMENTS

(unaudited) (continued)

Definitions:

ADR	American Depositary Receipt
BDR	Brazilian Depositary Receipt
GBP	British Pound
NVDR	Non-Voting Depositary Receipt
SGD	Singapore Dollar
USD	United States Dollar

Footnotes:

*	Non-income producing
†	Security fully or partially on loan. Total market value of securities on loan is $5,921,419.
#	Security has been valued in good faith pursuant to guidelines established by the Board of Trustees. The aggregate value of fair valued securities is $102,138,670 which represents 71.7% of net assets.
¥	Security is valued using significant unobservable inputs that factor in discount for lack of marketability and is classified as Level 3 in the fair value hierarchy
Reg S	Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration.
144A	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended, or otherwise restricted. These securities may be resold in transactions exempt from registration, unless otherwise noted, and the value amounted to $17,261,181, or 12.1% of net assets.

Summary of Investments by Sector Excluding Collateral for Securities Loaned	% of Investments	Value
Communication Services	13.9%	$19,905,125
Consumer Discretionary	29.6	42,350,720
Consumer Staples	3.3	4,691,138
Energy	1.8	2,514,291
Financials	22.2	31,779,362
Health Care	8.8	12,680,322
Industrials	6.4	9,234,697
Information Technology	9.4	13,516,681
Real Estate	2.9	4,158,148
Money Market Fund	1.7	2,385,565
	100.0%	$143,216,049

See Notes to Financial Statements

8

The summary of inputs used to value the Fund’s investments as of June 30, 2020 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value
Common Stocks
Argentina	$818,189	$—	$—	$818,189
Brazil	5,609,869	—	—	5,609,869
China / Hong Kong	20,226,494	38,671,431	65,732	58,963,657
Egypt	891,702	2,211,329	—	3,103,031
Georgia	—	1,476,719	—	1,476,719
Germany	—	2,589,734	—	2,589,734
Hungary	—	1,142,547	—	1,142,547
India	2,412,212	11,392,108	—	13,804,320
Indonesia	—	3,011,567	—	3,011,567
Kenya	—	1,211,511	—	1,211,511
Kuwait	—	1,076,245	—	1,076,245
Mexico	3,445,581	—	—	3,445,581
Netherlands	—	4,522,481	—	4,522,481
Philippines	—	5,886,483	—	5,886,483
Russia	2,237,745	1,699,250	—	3,936,995
Saudi Arabia	171,554	—	—	171,554
Singapore	1,190,364	—	—	1,190,364
South Africa	286,299	3,410,754	—	3,697,053
South Korea	—	7,247,052	—	7,247,052
Spain	—	1,230,648	—	1,230,648
Taiwan	—	6,324,227	—	6,324,227
Thailand	—	2,703,492	—	2,703,492
Turkey	—	4,959,112	—	4,959,112
United Kingdom	—	1,306,248	0	1,306,248
United States	1,109,105	—	—	1,109,105
Uruguay	292,700	—	—	292,700
Money Market Funds	2,828,225	—	—	2,828,225
Total	$41,520,039	$102,072,938	$65,732	$143,658,709

See Notes to Financial Statements

9

VANECK VIP EMERGING MARKETS FUND

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2020 (unaudited)

Assets:
Investments, at value (Cost $114,075,327) (1)	$143,216,049
Short-term investment held as collateral for securities loaned (2)	442,660
Cash denominated in foreign currency, at value (Cost $10,916)	10,914
Receivables:
Investment securities sold	120,497
Shares of beneficial interest sold	72,766
Dividends and interest	61,051
Prepaid expenses	294
Other assets	34,526
Total assets	143,958,757
Liabilities:
Payables:
Investment securities purchased	32,196
Collateral for securities loaned	442,660
Shares of beneficial interest redeemed	694,548
Due to Adviser	114,696
Due to Distributor	122
Deferred Trustee fees	99,812
Accrued expenses	62,317
Total liabilities	1,446,351
NET ASSETS	$142,512,406
Initial Class Shares:
Net Assets	$141,905,162
Shares of beneficial interest outstanding	10,067,773
Net asset value, redemption and offering price per share	$14.09
Class S Shares:
Net Assets	$607,244
Shares of beneficial interest outstanding	43,706
Net asset value, redemption and offering price per share	$13.89
Net Assets consist of:
Aggregate paid in capital	$107,420,669
Total distributable earnings (loss)	35,091,737
$142,512,406
(1) Value of securities on loan	$5,921,419
(2) Cost of short-term investment held as collateral for securities loaned	$442,660

See Notes to Financial Statements

10

VANECK VIP EMERGING MARKETS FUND

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2020 (unaudited)

Income:
Dividends (net of foreign taxes withheld of $141,912)	$932,278
Securities lending income	23,566
Total income	955,844
Expenses:
Management fees	713,441
Distribution fees – Class S Shares	519
Transfer agent fees – Initial Class Shares	12,053
Transfer agent fees – Class S Shares	6,207
Custodian fees	25,691
Professional fees	51,506
Reports to shareholders	20,632
Insurance	9,155
Trustees’ fees and expenses	10,612
Interest	4,430
Other	12,623
Total expenses	866,869
Waiver of management fees	(5,957)
Net expenses	860,912
Net investment income	94,932
Net realized loss on:
Investments	(1,670,577)
Foreign currency transactions and foreign denominated assets and liabilities	(28,714)
Net realized loss	(1,699,291)
Net change in unrealized appreciation (depreciation) on:
Investments	(11,489,643)
Foreign currency transactions and foreign denominated assets and liabilities	(13,365)
Net change in unrealized appreciation (depreciation)	(11,503,008)
Net Decrease in Net Assets Resulting from Operations	$(13,107,367)

See Notes to Financial Statements

11

VANECK VIP EMERGING MARKETS FUND

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2020	Year Ended December 31, 2019
	(unaudited)
Operations:
Net investment income	$94,932	$3,283,862
Net realized gain (loss)	(1,699,291)	4,498,538
Net change in unrealized appreciation (depreciation)	(11,503,008)	32,017,231
Net increase (decrease) in net assets resulting from operations	(13,107,367)	39,799,631
Distributions to shareholders:
From distributable earnings
Initial Class Shares	—	(4,169,713)
Class S Shares	—	(4,581)
Total distributions	—	(4,174,294)
Share transactions*:
Proceeds from sale of shares
Initial Class Shares	17,166,927	28,998,936
Class S Shares	409,043	146,782
	17,575,970	29,145,718
Reinvestment of dividends and distributions
Initial Class Shares	—	4,169,713
Class S Shares	—	4,581
	—	4,174,294
Cost of shares redeemed
Initial Class Shares	(28,655,751)	(36,709,497)
Class S Shares	(52,223)	(74,436)
	(28,707,974)	(36,783,933)
Net decrease in net assets resulting from share transactions	(11,132,004)	(3,463,921)
Total increase (decrease) in net assets	(24,239,371)	32,161,416
Net Assets:
Beginning of period	166,751,777	134,590,361
End of period	$142,512,406	$166,751,777
* Shares of beneficial interest issued, reinvested and redeemed (unlimited number of $.001 par value shares authorized):
Initial Class Shares:
Shares sold	1,259,319	2,113,170
Shares reinvested	—	325,504
Shares redeemed	(2,185,658)	(2,716,189)
Net decrease	(926,339)	(277,515)
Class S Shares:
Shares sold	29,894	10,531
Shares reinvested	—	361
Shares redeemed	(4,399)	(5,432)
Net increase	25,495	5,460

See Notes to Financial Statements

12

VANECK VIP EMERGING MARKETS FUND

FINANCIAL HIGHLIGHTS

For a share outstanding throughout each period:

	Initial Class Shares
	For the Six
	Months
	Ended
	June 30,		Year Ended December 31,
	2020		2019	2018	2017	2016		2015
	(unaudited)
Net asset value, beginning of period	$15.14		$11.93	$15.63	$10.40	$10.50		$12.95
Income from investment operations:
Net investment income	0.01	(b)	0.29 (b)	0.07 (b)	0.04 (b)	0.08		0.09
Net realized and unrealized gain (loss) on investments	(1.06)		3.29	(3.73)	5.24	(0.08)		(1.80)
Total from investment operations	(1.05)		3.58	(3.66)	5.28	(0.00	)(c)	(1.71)
Less dividends and distributions from:
Net investment income	—		(0.06)	(0.04)	(0.05)	(0.05)		(0.07)
Net realized capital gains	—		(0.31)	—	—	(0.05)		(0.67)
Total dividends and distributions	—		(0.37)	(0.04)	(0.05)	(0.10)		(0.74)
Net asset value, end of period	$14.09		$15.14	$11.93	$15.63	$10.40		$10.50
Total return (a)	(6.94	)%(d)	30.60%	(23.49)%	51.03%	0.10%		(13.99)%
Ratios/Supplemental Data
Net assets, end of period (000’s)	$141,905		$166,479	$134,440	$187,872	$121,723		$128,025
Ratio of gross expenses to average net assets	1.21	%(e)	1.26%	1.21%	1.19%	1.18%		1.14%
Ratio of net expenses to average net assets	1.21	%(e)	1.26%	1.21%	1.19%	1.18%		1.14%
Ratio of net expenses to average net assets excluding interest expense	1.20	%(e)	1.26%	1.21%	1.19%	1.19	%(f)	1.13%
Ratio of net investment income to average net assets	0.13	%(e)	2.15%	0.48%	0.27%	0.70%		0.71%
Portfolio turnover rate	12	%(d)	24%	34%	42%	62%		65%

(a)	Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of any dividends and distributions at net asset value on the dividend/distribution payment date and a redemption at the net asset value on the last day of the period. The return does not reflect the deduction of taxes that a shareholder would pay on Fund dividends/distributions or the redemption of Fund shares. Total returns do not include fees and expenses imposed under your variable annuity contract and/or life insurance policy. If these amounts were reflected, the returns would be lower than those shown.
(b)	Calculated based upon average shares outstanding
(c)	Amount represents less than $0.005 per share
(d)	Not annualized
(e)	Annualized
(f)	Excludes reimbursement from prior year custodial charge of 0.02%

See Notes to Financial Statements

13

VANECK VIP EMERGING MARKETS FUND

FINANCIAL HIGHLIGHTS

For a share outstanding throughout each period:

	Class S Shares
	For the Six							May 2,
	Months							2016 (f)
	Ended							through
	June 30,		Year Ended December 31,					December 31,
	2020		2019	2018		2017		2016
	(unaudited)
Net asset value, beginning of period	$14.95		$11.80	$15.48		$10.36		$10.35
Income from investment operations:
Net investment income (loss)	(0.01	)(b)	0.28 (b)	(0.04	)(b)	(0.04	)(b)	0.01
Net realized and unrealized gain (loss) on investments	(1.05)		3.22	(3.64)		5.21		—	(e)
Total from investment operations	(1.06)		3.50	(3.68)		5.17		0.01
Less dividends and distributions from:
Net investment income	—		(0.04)	—		(0.05)		—
Net realized capital gains	—		(0.31)	—		—		—
Total dividends and distributions	—		(0.35)	—		(0.05)		—
Net asset value, end of period	$13.89		$14.95	$11.80		$15.48		$10.36
Total return (a)	(7.09	)%(c)	30.23%	(23.77)%		50.16%		0.10	%(c)
Ratios/Supplemental Data
Net assets, end of period (000’s)	$607		$272	$150		$38		$10
Ratio of gross expenses to average net assets	4.41	%(d)	7.50%	19.19%		51.45%		30.43	%(d)
Ratio of net expenses to average net assets	1.55	%(d)	1.55%	1.59%		1.75%		1.75	%(d)
Ratio of net expenses to average net assets excluding interest expense	1.55	%(d)	1.55%	1.59%		1.75%		1.75	%(d)
Ratio of net investment income (loss) to average net assets	(0.23	)%(d)	2.05%	(0.27)%		(0.33)%		0.12	%(d)
Portfolio turnover rate	12	%(c)	24%	34%		42%		62	%(c)(g)

(a)	Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of any dividends and distributions at net asset value on the dividend/distribution payment date and a redemption at the net asset value on the last day of the period. The return does not reflect the deduction of taxes that a shareholder would pay on Fund dividends/distributions or the redemption of Fund shares. Total returns do not include fees and expenses imposed under your variable annuity contract and/or life insurance policy. If these amounts were reflected, the returns would be lower than those shown.
(b)	Calculated based upon average shares outstanding
(c)	Not annualized
(d)	Annualized
(e)	Amount represents less than $0.005 per share
(f)	Commencement of operations
(g)	Portfolio turnover is calculated at the fund level and represents a one year period.

See Notes to Financial Statements

14

VANECK VIP EMERGING MARKETS FUND

NOTES TO FINANCIAL STATEMENTS

June 30, 2020 (unaudited)

Note 1—Fund Organization—VanEck VIP Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Trust was organized as a Massachusetts business trust on January 7, 1987. The VanEck VIP Emerging Markets Fund (the “Fund”) is a diversified series of the Trust and seeks long-term capital appreciation by investing primarily in equity securities in emerging markets around the world. The Fund currently offers two classes of shares: Initial Class Shares and Class S Shares. The two classes are substantially the same, except Class S Shares are subject to a distribution fee.

Note 2—Significant Accounting Policies—The preparation of financial statements in conformity with U.S. generally accepted accounting principles (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

The Fund is an investment company and is following accounting and reporting requirements of Accounting Standards Codification (“ASC”) 946 Financial Services—Investment Companies.

The following is a summary of significant accounting policies followed by the Fund.

A.	Security Valuation—The Fund values its investments in securities and other assets and liabilities at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. Securities traded on the NASDAQ Stock Market LLC (“NASDAQ”) are valued at the NASDAQ official closing price. Securities traded on national exchanges are valued at the closing price on the markets in which the securities trade. Over-the-counter securities not included on NASDAQ and listed securities for which no sale was reported are valued at the mean of the bid and ask prices. To the extent these securities are actively traded, they are categorized as Level 1 in the fair value hierarchy (described below). Certain foreign securities, whose values may be affected by market direction or events occurring before the Fund’s pricing time (4:00 p.m. Eastern Time) but after the last close of the securities’ primary market, are fair valued using a pricing service and are categorized as Level 2 in the fair value hierarchy. The pricing service, using methods approved by the Board of Trustees, considers the correlation of the trading patterns of the foreign security to intraday trading in the U.S. markets, based on indices of domestic securities and other appropriate indicators such as prices of relevant ADR’s and futures contracts. The Fund may also fair value securities in other situations,
15

VANECK VIP EMERGING MARKETS FUND

NOTES TO FINANCIAL STATEMENTS

(unaudited) (continued)

such as when a particular foreign market is closed but the Fund is open. Short-term debt securities with sixty days or less to maturity are valued at amortized cost, which with accrued interest approximates fair value. Money market fund investments are valued at net asset value and are categorized as Level 1 in the fair value hierarchy. The Pricing Committee of Van Eck Associates Corporation (the “Adviser”) provides oversight of the Fund’s valuation policies and procedures, which are approved by the Fund’s Board of Trustees. Among other things, these procedures allow the Fund to utilize independent pricing services, quotations from securities dealers, and other market sources to determine fair value. The Pricing Committee convenes regularly to review the fair value of financial instruments or other assets. If market quotations for a security or other asset are not readily available, or if the Adviser believes it does not otherwise reflect the fair value of a security or asset, the security or asset will be fair valued by the Pricing Committee in accordance with the Fund’s valuation policies and procedures. The Pricing Committee employs various methods for calibrating the valuation approaches utilized to determine fair value, including a regular review of key inputs and assumptions, periodic comparisons to valuations provided by other independent pricing services, transactional back-testing and disposition analysis.

Certain factors such as economic conditions, political events, market trends, the nature of and duration of any restrictions on disposition, trading in similar securities of the issuer or comparable issuers and other security specific information are used to determine the fair value of these securities. Depending on the relative significance of valuation inputs, these securities may be categorized either as Level 2 or Level 3 in the fair value hierarchy. The price which the Fund may realize upon sale of an investment may differ materially from the value presented in the Schedule of Investments.

The Fund utilizes various methods to measure the fair value of its investments on a recurring basis, which includes a hierarchy that prioritizes inputs to valuation methods used to measure fair value. The fair value hierarchy gives highest priority to unadjusted quoted prices in active markets for identical assets and liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels of the fair value hierarchy are described below:

Level 1 – Quoted prices in active markets for identical securities.

16

Level 2 –	Significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 –	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

A summary of the inputs and the levels used to value the Fund’s investments are located in the Schedule of Investments. Additionally, tables that reconcile the valuation of the Fund’s Level 3 investments and that present additional information about valuation methodologies and unobservable inputs, if applicable, are located in the Schedule of Investments.

B.	Federal Income Taxes—It is the Fund’s policy to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its net investment income and net realized capital gains, if any, to its shareholders. Therefore, no federal income tax provision is required.

C.	Currency Translation—Assets and liabilities denominated in foreign currencies and commitments under foreign currency contracts are translated into U.S. dollars at the closing prices of such currencies each business day as quoted by one or more sources. Purchases and sales of investments are translated at the exchange rates prevailing when such investments are acquired or sold. Foreign denominated income and expenses are translated at the exchange rates prevailing when accrued. The portion of realized and unrealized gains and losses on investments that result from fluctuations in foreign currency exchange rates is not separately disclosed in the financial statements. Such amounts are included with the net realized and unrealized gains and losses on investment securities in the Statement of Operations. Recognized gains or losses attributable to foreign currency fluctuations on foreign currency denominated assets, other than investments, and liabilities are recorded as net realized gain (loss) and net change in unrealized appreciation (depreciation) on foreign currency transactions and foreign denominated assets and liabilities in the Statement of Operations.

D.	Distributions to Shareholders—Dividends to shareholders from net investment income and distributions from net realized capital gains, if any, are declared and paid annually. Income dividends and capital gain distributions are determined in accordance with U.S. income tax regulations, which may differ from such amounts determined in accordance with GAAP.
17

VANECK VIP EMERGING MARKETS FUND

NOTES TO FINANCIAL STATEMENTS

(unaudited) (continued)

E.	Restricted Securities—The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities, if any, is included at the end of the Fund’s Schedule of Investments.

F.	Offsetting Assets and Liabilities—In the ordinary course of business, the Fund enters into transactions subject to enforceable master netting or other similar agreements. Generally, the right of offset in those agreements allows the Fund to offset any exposure to a specific counterparty with any collateral received or delivered to that counterparty based on the terms of the agreements. The Fund may pledge or receive cash and/or securities as collateral for derivative instruments and securities lending. For financial reporting purposes, the Fund presents securities lending assets and liabilities on a gross basis in the Statements of Assets and Liabilities. Cash collateral held in the form of money market investments, if any, at June 30, 2020 is presented in the Schedule of Investments and in the Statement of Assets and Liabilities. Non-cash collateral is disclosed in Note 9 (Securities Lending).

G.	Other—Security transactions are accounted for on trade date. Dividend income is recorded on the ex-dividend date except that certain dividends from foreign securities are recognized upon notification of the ex-dividend date. Realized gains and losses are determined based on the specific identification method.

Income, non-class specific expenses, gains and losses on investments are allocated to each class of shares based on its relative net assets. Expenses directly attributable to a specific class are charged to that class.

The Fund earns interest income on uninvested cash balances held at the custodian bank. Such amounts, if any, are presented as interest income in the Statement of Operations

In the normal course of business, the Fund enters into contracts that contain a variety of general indemnifications. The Fund’s maximum exposure under these agreements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. However, the Adviser believes the risk of loss under these arrangements to be remote.

Note 3—Investment Management and Other Agreements—The Adviser is the investment adviser to the Fund. The Adviser receives a management

18

fee, calculated daily and payable monthly based on an annual rate of 1.00% of the Fund’s average daily net assets. The Adviser has agreed, until at least May 1, 2021, to waive management fees and assume expenses to prevent the Fund’s total annual operating expenses (excluding acquired fund fees and expenses, interest expense, trading expenses, dividend and interest payments on securities sold short, taxes, and extraordinary expenses) from exceeding 1.30% and 1.55% of average daily net assets for Initial Class Shares and Class S Shares, respectively. For the period ended June 30, 2020, the Adviser waived management fees in the amount of $5,957 for Class S shares.

In addition, Van Eck Securities Corporation (the “Distributor”), an affiliate of the Adviser, acts as the Fund’s distributor. Certain officers and trustees of the Trust are officers, directors or stockholders of the Adviser and Distributor.

At June 30, 2020, the aggregate shareholder accounts of two insurance companies owned approximately 66% and 19% of the Initial Class Shares and three insurance companies owned approximately 86%, 8% and 6% of the Class S Shares.

Note 4—12b-1 Plan of Distribution—Pursuant to a Rule 12b-1 Plan of Distribution (the “Plan”), the Fund is authorized to incur distribution expenses for its Class S Shares which will principally be payments to securities dealers who have sold shares and serviced shareholder accounts, and payments to the Distributor for reimbursement of other actual promotion and distribution expenses incurred by the Distributor on behalf of the Fund. The amount paid under the Plan in any one year is 0.25% of average daily net assets for Class S Shares and is recorded as Distribution Fees in the Statement of Operations.

Note 5—Investments—For the period ended June 30, 2020, the cost of purchases and proceeds from sales of investments, excluding U.S. government securities and short-term obligations, aggregated to $16,271,915 and $24,364,928, respectively.

Note 6—Income Taxes—As of June 30, 2020, for Federal income tax purposes, the identified cost of investments owned, gross unrealized appreciation, gross unrealized depreciation, and net unrealized appreciation (depreciation) of investments were as follows:

	Gross	Gross	Net Unrealized
Tax Cost of	Unrealized	Unrealized	Appreciation
Investments	Appreciation	Depreciation	(Depreciation)
$114,669,807	$44,439,764	$(15,450,862)	$28,988,902
19

VANECK VIP EMERGING MARKETS FUND

NOTES TO FINANCIAL STATEMENTS

(unaudited) (continued)

The tax character of dividends and distributions paid to shareholders for the year ended December 31, 2019 was as follows:

Ordinary income	$700,565
Long-term capital gains	3,473,729
Total dividends paid	$4,174,294

The tax character of current year distributions, if any, will be determined at the end of the current fiscal year.

The Fund recognizes the tax benefits of uncertain tax positions only where the position is “more-likely-than-not” to be sustained assuming examination by applicable tax authorities. Management has analyzed the Fund’s tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on return filings for all open tax years. The Fund does not have exposure for additional years that might still be open in certain foreign jurisdictions. Therefore, no provision for income tax is required in the Fund’s financial statements. However, the Fund is subject to foreign taxes on the appreciation in value of certain investments. The Fund provides for such taxes on both realized and unrealized appreciation.

The Fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of Operations. During the period ended June 30, 2020, the Fund did not incur any interest or penalties.

Note 7—Principal Risks—The Fund may purchase securities on foreign exchanges. Securities of foreign issuers involve special risks and considerations not typically associated with investing in U.S. issuers. These risks include devaluation of currencies, less reliable information about issuers, different securities transaction clearance and settlement practices, and future adverse political and economic developments. These risks are heightened for investments in emerging market countries. Moreover, securities of many foreign issuers and their markets may be less liquid and their prices more volatile than those of comparable U.S. issuers.

A recent outbreak of respiratory disease caused by a novel coronavirus, which was first detected in China in December 2019, has subsequently spread internationally and has been declared a pandemic by the World Health Organization. The coronavirus has resulted in closing borders, quarantines, disruptions to supply chains and customer activity, loss of life, as well as general concern and uncertainty. The coronavirus has already negatively impacted the economies of many nations, individual companies, the market and the Fund. This pandemic is expected to have a continued impact in ways that cannot necessarily be foreseen presently.

20

A more complete description of risks is included in the Fund’s Prospectus and Statement of Additional Information.

Note 8—Trustee Deferred Compensation Plan—The Trust has a Deferred Compensation Plan (the “Deferred Plan”) for Trustees under which the Trustees can elect to defer receipt of their trustee fees until retirement, disability or termination from the Board of Trustees. The fees otherwise payable to the participating Trustees are deemed invested in shares of eligible funds of the Trust and the VanEck Funds (another registered investment company managed by the Adviser) as directed by the Trustees.

The expense for the Deferred Plan is included in “Trustees’ fees and expenses” on the Statement of Operations. The liability for the Deferred Plan is shown as “Deferred Trustee fees” on the Statement of Assets and Liabilities.

Note 9—Securities Lending—To generate additional income, the Fund may lend its securities pursuant to a securities lending agreement with the securities lending agent. The Fund may lend up to 33% of its investments requiring that the loan be continuously collateralized by cash, cash equivalents, U.S. government securities, or any combination of cash and such securities at all times equal to at least 102% (105% for foreign securities) of the market value on the securities loaned. Daily market fluctuations could cause the value of loaned securities to be more or less than the value of the collateral received. When this occurs, the collateral is adjusted and settled on the next business day. During the term of the loan, the Fund will continue to receive any dividends, interest or amounts equivalent thereto, on the securities loaned while receiving a fee from the borrower and or earning interest on the investment of the cash collateral. Such fees and interest are shared with the securities lending agent under the terms of the securities lending agreement. Securities lending income is disclosed as such in the Statement of Operations. Cash collateral is maintained on the Fund’s behalf by the lending agent and is invested in the State Street Navigator Securities Lending Government Money Market Portfolio. Non-cash collateral consists of U.S. Treasuries and U.S. Government Agency securities, and is not disclosed in the Fund’s Schedule of Investments or Statement of Assets and Liabilities as it is held by the agent on behalf of the Fund, and the Fund does not have the ability to re-hypothecate those securities. Loans are subject to termination at the option of the borrower or the Fund. Upon termination of the loan, the borrower will return to the Fund securities identical to the securities loaned. The Fund bear the risk of delay in recovery of, or even loss of rights in, the securities loaned should the borrower of the securities fail financially. The value of loaned securities and related cash collateral, if any, at June 30, 2020 is presented on a gross basis in the Schedule

21

VANECK VIP EMERGING MARKETS FUND

NOTES TO FINANCIAL STATEMENTS

(unaudited) (continued)

of Investments and Statement of Assets and Liabilities. The following is a summary of the Fund’s securities on loan and related collateral as of June 30, 2020:

Market Value
of Securities		Non-Cash
on Loan	Cash Collateral	Collateral	Total Collateral
$5,921,419	$442,660	$5,772,680	$6,215,340

The following table presents money market fund investments held as collateral by type of security on loan as of June 30, 2020:

Gross Amount of Recognized
Liabilities for Securities
Lending Transactions* in the
Statement of
Assets and Liabilities
Equity Securities	$442,660

*	Remaining contractual maturity: overnight and continuous

Note 10—Bank Line of Credit—The Trust participates with the VanEck Funds (collectively the “VE/VIP Funds”) in a $30 million committed credit facility (the “Facility”) to be utilized for temporary financing until the settlement of sales or purchases of portfolio securities, the repurchase or redemption of shares of the Fund and other temporary or emergency purposes. The participating VE/VIP Funds have agreed to pay commitment fees, pro rata, based on the unused but available balance. Interest is charged to the VE/VIP Funds based on prevailing market rates in effect at the time of borrowings. During the period ended June 30, 2020, the average daily loan balance during the nine day period for which a loan was outstanding amounted to $352,376 and the average interest rate was 1.47%. At June 30, 2020, the Fund had no outstanding borrowings under the Facility.

Note 11—Recent Accounting Pronouncements—The Fund adopted all provisions of Accounting Standards Update No. 2018-13, Disclosure Framework-Changes to the Disclosure Requirements for Fair Value Measurement (“ASU 2018-13”) that eliminate and modify certain disclosure requirements for fair value measurements. Public companies are required to disclose the range and weighted average used to develop significant unobservable inputs for Level 3 fair value measurements. Based on management’s evaluation, the adoption of the ASU 2018-13 had no material impact on the financial statements and related disclosures.

Note 12—Subsequent Event Review—The Fund has evaluated subsequent events and transactions for potential recognition or disclosure through the date the financial statements were issued.

22

VANECK VIP TRUST

APPROVAL OF ADVISORY AGREEMENT

June 30, 2020 (unaudited)

VANECK VIP EMERGING MARKETS FUND

(the “Fund”)

The Investment Company Act of 1940, as amended (the “1940 Act”), provides, in substance, that an investment advisory agreement between a fund and its investment adviser may be entered into only if it is approved, and may continue in effect from year to year after an initial two-year period only if its continuance is approved, at least annually by the fund’s board of trustees, including by a vote of a majority of the trustees who are not “interested persons” of the fund as defined in the 1940 Act (the “Independent Trustees”), at a meeting called for the purpose of considering such approval. On June 23, 2020, the Board of Trustees (the “Board”) of VanEck VIP Trust (the “Trust”), including a majority of the Independent Trustees, approved the continuation of the existing advisory agreement (the “Advisory Agreement”) between the Fund and its investment adviser, Van Eck Associates Corporation (together with its affiliated companies, the “Adviser”). Information regarding the material factors considered and related conclusions reached by the Board in approving the continuation of the Fund’s Advisory Agreement is set forth below.

In considering the continuation of the Advisory Agreement, the Board reviewed and considered information that had been provided by the Adviser throughout the year at meetings of the Board and its committees, including information requested by the Independent Trustees and furnished by the Adviser for meetings of the Board held on June 5, 2020 and June 23, 2020 specifically for the purpose of considering the continuation of the Advisory Agreement. The Independent Trustees were advised by independent legal counsel throughout the year, including during the contract renewal process, and met with independent legal counsel in executive sessions outside the presence of management. The written and oral reports provided to the Board included, among other things, the following:

■	Information about the overall organization of the Adviser and the Adviser’s short-term and long-term business plans with respect to its mutual fund operations and other lines of business;

■	The consolidated financial statements of the Adviser for the past two fiscal years;

■	A copy of the Advisory Agreement and descriptions of the services provided by the Adviser thereunder;
23

VANECK VIP TRUST

APPROVAL OF ADVISORY AGREEMENT

June 30, 2020 (unaudited) (continued)

■	Information regarding the qualifications, education and experience of the investment professionals responsible for portfolio management, investment research and trading activities for the Fund, the structure of their compensation and the resources available to support these activities;

■	A report prepared by Broadridge Financial Solutions (“Broadridge”), an independent consultant, comparing the Fund’s investment performance (including, where relevant, total returns, standard deviations, Sharpe ratios, information ratios, beta and alpha) with respect to a representative class of shares of the Fund for the one-, three-, five- and ten-year periods (as applicable) ended December 31, 2019 with the investment performance of (i) a universe of mutual funds selected by Broadridge with similar investment characteristics, share class attributes and other operational characteristics as the Fund (the “Category”), (ii) a sub-group of funds selected from the Category by Broadridge further limited to approximate more closely the Fund’s investment style, expense structure and asset size (the “Peer Group”), and (iii) an appropriate benchmark index;

■	A report prepared by Broadridge comparing the advisory fees and other expenses of a representative class of shares of the Fund during its fiscal year ended December 31, 2019 with a similar share class of each fund in the (i) Category and (ii) Peer Group;

■	An analysis of the profitability of the Adviser with respect to its services for the Fund and the VanEck complex of mutual funds as a whole (the “VanEck Complex”);

■	Information regarding other investment products and services offered by the Adviser involving investment objectives and strategies similar to the Fund (“Comparable Products”), including the fees charged by the Adviser for managing the Comparable Products, a description of material differences and similarities in the services provided by the Adviser for the Fund and the Comparable Products, the sizes of the Comparable Products and the identity of the individuals responsible for managing the Comparable Products;

■	Information concerning the Adviser’s compliance program, the resources devoted to compliance efforts undertaken by the Adviser on behalf of the Fund, and reports regarding a variety of compliance-related issues;
24

■	Information with respect to the Adviser’s brokerage practices, including the Adviser’s processes for monitoring best execution of portfolio transactions and the benefits received by the Adviser from research acquired with soft dollars;

■	Information regarding the procedures used by the Adviser in monitoring the valuation of portfolio securities, including the methodologies used in making fair value determinations, and the Adviser’s due diligence process for recommending the selection of pricing vendors and monitoring the quality of the inputs provided by such vendors;

■	Information regarding how the Adviser safeguards the confidentiality and integrity of its data and files (both physical and electronic), as well as of any communications with third parties containing Fund and shareholder information, including reports regarding the Adviser’s cybersecurity framework and its implementation, the identification and monitoring of cybersecurity risks (including the risks that arise out of arrangements with third party service providers), the Adviser’s cybersecurity response policy and other initiatives of the Adviser to mitigate cybersecurity risks;

■	Information regarding the Adviser’s policies and practices with respect to personal investing by the Adviser and its employees, including reports regarding the administration of the Adviser’s code of ethics and the Adviser’s policy with respect to investments in the Fund by the Adviser’s investment personnel;

■	Information regarding the Adviser’s investment process for the Fund, including how the Adviser integrates non-accounting-based information (including, but not limited to “environmental, social and governance” factors) and the non-security-selection, non-portfolio-construction activities of the investment teams, such as engagement with portfolio companies and industry group participation;

■	Information regarding the Adviser’s role as the administrator of the Trust’s liquidity risk management program;

■	Descriptions of sub-transfer agency, omnibus account and other shareholder servicing arrangements for the Fund with intermediaries (collectively, “Servicing Arrangements”), including a description of the services provided by the intermediaries pursuant to such Servicing Arrangements and the payment terms of the Servicing Arrangements, as well as reports regarding the amounts paid pursuant to the
25

VANECK VIP TRUST

APPROVAL OF ADVISORY AGREEMENT

June 30, 2020 (unaudited) (continued)

Servicing Arrangements and the amounts paid to intermediaries with respect to the Fund by the Adviser pursuant to any revenue sharing arrangements and Servicing Arrangements (to the extent not paid by the Fund);

■	Descriptions of other administrative and other non-investment management services provided by the Adviser for the Fund, including the Adviser’s activities in managing relationships with the Fund’s custodian, transfer agent and other service providers; and

■	Other information provided by the Adviser in its response to a comprehensive questionnaire from the Independent Trustees.

In determining whether to approve the continuation of the Advisory Agreement, the Board considered, among other things, the following: (1) the nature, quality, extent and cost of the investment management, administrative and other non-investment management services provided by the Adviser; (2) the nature, quality and extent of the services performed by the Adviser in interfacing with, and monitoring the services performed by, third parties, such as the Fund’s custodian, transfer agent, sub-transfer agents and independent auditor, and the Adviser’s commitment and efforts to review the quality and pricing of third party service providers to the Fund with a view to reducing non-management expenses of the Fund; (3) the terms of the Advisory Agreement and the services performed thereunder; (4) the willingness of the Adviser to limit the overall expenses of the Fund from time to time, if necessary or appropriate, by means of waiving all or a portion of its fees and/or paying expenses of the Fund; (5) the quality of the services, procedures and processes used to determine the value of the Fund’s assets and the actions taken to monitor and test the effectiveness of such services, procedures and processes; (6) the ongoing efforts of, and resources devoted by, the Adviser with respect to the development and implementation of a comprehensive compliance program; (7) the responsiveness of the Adviser to inquiries from, and examinations by, regulatory authorities, including the Securities and Exchange Commission; (8) the resources committed by the Adviser to information technology and cybersecurity; and (9) the ability of the Adviser to attract and retain quality professional personnel to perform investment advisory and administrative services for the Fund. The Board concluded that the nature, extent and quality of the services supported the renewal of the Advisory Agreement.

26

The performance data and the advisory fee and expense ratio data described below for the Fund is based on data for a representative class of shares of the Fund. The performance data is net of expenses for periods on an annualized basis ended December 31, 2019, and the advisory fee and expense ratio data is as of the Fund’s fiscal year end of December 31, 2019. The Board considered the Fund’s performance for periods subsequent to the performance period covered by the Broadridge reports, and considered the Adviser’s assessment of the same. The Board also noted that while it found the data provided by Broadridge generally useful, it recognized the limitations of such data, including, in particular, that notable differences may exist between the Fund and the other funds in the Fund’s Peer Group and Category (for example, with respect to investment objective(s) and investment strategies) and that the results of the performance comparisons may vary depending on (i) the end dates for the performance periods that were selected and (ii) the selection of the Peer Group and Category.

Performance. The Board noted, based on a review of comparative annualized total returns, that the Initial Class shares of the Fund had outperformed its Category and Peer Group medians for the one-, three- and ten-year periods and had underperformed its Category and Peer Group medians for the five-year period. The Board also noted that the Initial Class shares of the Fund had outperformed its benchmark index for the one-, three-, five- and ten-year periods. On the basis of the foregoing and other relevant information provided in response to inquiries by the Board, the Board concluded that the performance of the Fund supported the renewal of the Advisory Agreement.

Fees and Expenses. The Board noted that the total expense ratio, net of waivers or reimbursements, for the Fund was higher than the median total expense ratios for its Peer Group and Category. The Board also noted that the advisory fee rate for the Fund was the same as the median advisory fee rate for its Peer Group and higher than the median advisory fee rate for its Category. The Board also noted that the Adviser has agreed to waive all or a portion of its advisory fees and/or pay expenses of the Fund through May 1, 2021 to the extent necessary to prevent the expense ratio of the Fund from exceeding a specified maximum amount (subject to certain exclusions). The Board also considered the advisory fee charged to the Fund as compared to the fees charged to the Comparable Products, noting the differences in the services provided to the Fund as compared to those other products.

27

VANECK VIP TRUST

APPROVAL OF ADVISORY AGREEMENT

June 30, 2020 (unaudited) (continued)

On the basis of the foregoing, and in light of the nature, extent and quality of the services provided by the Adviser, the Board concluded that the advisory fee rate charged to the Fund is reasonable.

Profitability and Economies of Scale. The Board considered the profits, if any, realized by the Adviser from managing the Fund and other mutual funds in the VanEck Complex and the methodology used to determine such profits. The Board noted that the levels of profitability reported on a fund-by-fund basis varied widely depending on such factors as the size, type of fund and operating history. Based on its review of the foregoing information, and in light of the nature, extent and quality of the services provided by the Adviser, the Board concluded that the profits realized by the Adviser supported the renewal of the Advisory Agreement. In this regard, the Board also considered the extent to which the Adviser may realize economies of scale, if any, as the Fund grows and whether the Fund’s fee schedule reflects any economies of scale for the benefit of shareholders, and concluded that the fee schedule was appropriate. The Board also considered that the Fund benefits from economies of scale through lower fees charged by third party service providers based on the combined size of the VanEck Complex.

Conclusion. In determining the material factors to be considered in evaluating the Advisory Agreement for the Fund and the weight to be given to such factors, the members of the Board relied upon the advice of independent legal counsel and their own business judgment. The Board did not consider any single factor as controlling in determining whether to approve the continuation of the Advisory Agreement and each member of the Board may have placed varying emphasis on particular factors considered in reaching a conclusion. Moreover, this summary description does not necessarily identify all of the factors considered or conclusions reached by the Board. Based on its consideration of the foregoing factors and conclusions, and such other factors and conclusions as it deemed relevant, the Board unanimously approved the continuation of the Advisory Agreement for the Fund for an additional one-year period.

28

VANECK VIP TRUST

FUND’S LIQUIDITY RISK MANAGEMENT PROGRAM

In accordance with Rule 22e-4 under the 1940 Act (the “Liquidity Rule”), the Fund has adopted and implemented a Liquidity Risk Management Program, (the “Program”) and the Fund’s Board has designated the Fund’s Adviser as the administrator of the Program. The Fund’s Adviser administers the Program through its Liquidity Committee. The purpose of the Program is to outline the techniques, tools and arrangements employed for the management of liquidity risk within the Fund, and the terms, contents and frequency of reporting and escalation of any issues to the Board. Liquidity is managed taking account of the investment strategy, liquidity profile, and redemption policy and history of the Fund, with the objective of maintaining a level of liquidity that is appropriate in light of the Fund’s obligations to its shareholders. The Program assesses liquidity risk under both normal and stressed market conditions.

The Board reviewed a report prepared by the Fund’s Adviser regarding the operation and effectiveness of the Program for the period from December 1, 2018 through December 31, 2019 (the “Review Period”). During the Review Period, the Fund maintained a high level of liquidity and primarily held assets that are defined under the Liquidity Rule as “Highly Liquid Investments.” As a result, the Fund has not adopted a “Highly Liquid Investment Minimum,” as defined under the Liquidity Rule. A Highly Liquid Investment is defined as cash and any investment reasonably expected to be convertible to cash in current market conditions in three business days or less without the conversion to cash significantly changing the market value of the investment.

During the Review Period, there were no liquidity events that materially affected the performance of the Fund or its ability to timely meet redemptions without dilution to existing shareholders, and the Fund’s Adviser provided its assessment that the program had been effective in managing the Fund’s liquidity risk. Further information on liquidity risks applicable to the Fund can be found in the Fund’s prospectus.

29

This report is intended for the Fund’s shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the Fund’s prospectus, which includes more complete information. Investing involves substantial risk and high volatility, including possible loss of principal. An investor should consider the investment objective, risks, charges and expenses of the Fund carefully before investing. To obtain a prospectus, which contains this and other information, call 800.826.2333 or visit vaneck.com. Please read the prospectus carefully before investing.

Additional information about the VanEck VIP Trust’s (the “Trust”) Board of Trustees/Officers and a description of the policies and procedures the Trust uses to determine how to vote proxies relating to portfolio securities are provided in the Statement of Additional Information. The Statement of Additional Information and information regarding how the Trust voted proxies relating to portfolio securities during the most recent twelve month period ending June 30 is available, without charge, by calling 800.826.2333, or by visiting vaneck.com, or on the Securities and Exchange Commission’s website at https://www.sec.gov.

The Trust files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-PORT. The Trust’s Form N-PORT filings are available on the Commission’s website at https://www.sec.gov and may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 202.942.8090. The Fund’s complete schedule of portfolio holdings is also available by calling 800.826.2333 or by visiting vaneck.com.

Investment Adviser:	Van Eck Associates Corporation
Distributor:	Van Eck Securities Corporation
	666 Third Avenue, New York, NY 10017
	vaneck.com
Account Assistance:	800.544.4653	VIPEMSAR

SEMI-ANNUAL REPORT June 30, 2020 (unaudited)

VanEck VIP Trust

VanEck VIP Global Gold Fund

800.826.2333	vaneck.com

Certain information contained in this President’s letter represents the opinion of the investment adviser which may change at any time. This information is not intended to be a forecast of future events, a guarantee of future results or investment advice. Current market conditions may not continue. Also, unless otherwise specifically noted, any discussion of the Fund’s holdings, the Fund’s performance, and the views of the investment adviser are as of June 30, 2020.

VANECK VIP GLOBAL GOLD FUND

PRESIDENT’S LETTER

June 30, 2020 (unaudited)

Dear Fellow Shareholders:

The story for the last decade was simple and familiar—slower global economic growth was combated by expansive monetary policy. After the shock of the COVID-19 virus, we are returning to this investment theme. Thus we believe investors should be comfortable maintaining their strategic allocations to stocks and bonds, given the central bank’s aggressive support of the financial markets.

Why do we have this view? First, we believe that we are in a global recession, not a depression. Two indicators of global recession have historically been copper and oil. When China slowed at the end of 2015, copper and oil fell hard. Since oil and copper haven’t fallen below those 2015-2016 lows and in fact have been rallying from those lows, the chance of a depression seems low.

So our base case is that markets will feel like the recovery after the global financial crisis—lower interest rates, asset price inflation and weak job recovery (due to different factors—varied industry impact not increased regulation). No guarantee, of course, that there will not be a re-test of lows or new lows, but financial markets will likely lead the economic recovery.

Our assumptions regarding this outlook are that: the virus fatality curve has flattened, mitigation steps like shutdowns can be local to deal with additional outbreaks and a COVID-19 vaccine happens this year. A vaccine is the biggest factor with early development a positive and later availability (or none) a negative.

The investing outlook sometimes does change suddenly, as now. To get our quarterly investment outlooks, please subscribe to “Investment Outlook” on vaneck.com. Should you have any questions regarding fund performance, please contact us at 800.826.2333 or visit our website.

1

VANECK VIP GLOBAL GOLD FUND

PRESIDENT’S LETTER

unaudited) (continued)

We sincerely thank you for investing in VanEck’s investment strategies. On the following pages, you will find the financial statements for the six month period ended June 30, 2020. As always, we value your continued confidence in us and look forward to helping you meet your investment goals in the future.

Jan F. van Eck
CEO and President
VanEck VIP Trust

July 8, 2020

Investing involves substantial risk and high volatility, including possible loss of principal. An investor should consider the investment objective, risks, charges and expenses of the Fund carefully before investing. To obtain a prospectus, which contains this and other information, call 800.826.2333 or visit vaneck.com. Please read the prospectus and summary prospectus carefully before investing.

2

VANECK VIP GLOBAL GOLD FUND

EXPLANATION OF EXPENSES

(unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including program fees on purchase payments; and (2) ongoing costs, including management fees and other Fund expenses. This disclosure is intended to help you understand the ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The disclosure is based on an investment of $1,000 invested at the beginning of the period and held for the entire period, January 1, 2020 to June 30, 2020.

Actual Expenses

The first line in the table below provides information about account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Period.”

Hypothetical Example for Comparison Purposes

The second line in the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as fees on purchase payments. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

3

VANECK VIP GLOBAL GOLD FUND

EXPLANATION OF EXPENSES

(unaudited) (continued)

	Beginning Account Value January 1, 2020	Ending Account Value June 30, 2020	Expenses Paid During the Period* January 1, 2020 - June 30, 2020
Van Eck VIP Global Gold Fund
Class S
Actual	$1,000.00	$1,334.88	$8.42
Hypothetical**	$1,000.00	$1,017.65	$7.27

*	Expenses are equal to the Fund’s annualized expense ratio (for the six months ended June 30, 2020 2019), of 1.45%, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half year divided by the number of days in the fiscal year (to reflect the one-half year period).

**	Assumes annual return of 5% before expenses
4

VANECK VIP GLOBAL GOLD FUND

CONSOLIDATED SCHEDULE OF INVESTMENTS

June 30, 2020 (unaudited)

Number
of Shares		Value

COMMON STOCKS: 98.2%

Australia: 19.2%
2,071,600	Bellevue Gold Ltd. * #	$1,527,114
668,832	De Grey Mining Ltd. * † #	427,980
407,600	Emerald Resources NL * #	152,143
512,992	Evolution Mining Ltd. #	2,037,855
704,110	Gold Road Resources Ltd. * #	827,527
206,400	Northern Star Resources Ltd. #	1,946,560
206,339	OceanaGold Corp. (CAD) *	480,282
319,609	Saracen Mineral Holdings Ltd. * #	1,217,276
2,492,600	West African Resources Ltd. * #	1,599,226
		10,215,963
Canada: 67.1%
36,987	Agnico-Eagle Mines Ltd. (USD)	2,369,387
136,740	Alamos Gold, Inc. (USD)	1,282,621
734,288	B2Gold Corp. (USD) †	4,178,099
148,728	Barrick Gold Corp. (USD)	4,006,732
198,800	Bear Creek Mining Corp. *	354,372
186,314	Bonterra Resources, Inc. *	186,643
390,369	Corvus Gold, Inc. *	954,644
71,394	Equinox Gold Corp. *	798,292
64,700	Equinox Gold Corp. (USD) *	725,934
7,950	Franco-Nevada Corp. (USD) †	1,110,138
398,500	Galway Metals, Inc. * # ø	222,146
267,100	GoGold Resources, Inc. *	196,744
Number
of Shares		Value

Canada: (continued)
234,106	Gold Standard Ventures Corp. (USD) *	$189,977
7,232	Great Bear Resources Ltd. *	102,652
24,000	Great Bear Resources Ltd. * # ø	312,721
1,808	Great Bear Royalties Corp. * # ∞	5,069
237,600	Kinross Gold Corp. (USD) *	1,715,472
92,616	Kirkland Lake Gold Ltd. (USD)	3,819,484
1,479,185	Liberty Gold Corp. *	2,309,865
39,000	Lundin Gold, Inc. *	365,984
325,100	Marathon Gold Corp. *	474,144
137,700	Midas Gold Corp. *	73,029
27,100	NovaGold Resources, Inc. (USD) *	248,778
76,100	O3 Mining, Inc. * # ø	132,769
668,888	Orezone Gold Corp. *	423,721
7,106	Osisko Gold Royalties Ltd. (USD) †	71,060
39,000	Osisko Mining, Inc. * # ø	101,002
319,500	Osisko Mining, Inc. * 901,359 45,900 Pretium Resources, Inc. (USD) *	385,560
177,100	Probe Metals, Inc. *	157,846
1,016,200	Pure Gold Mining, Inc. *	1,272,496
469,506	Rio2 Ltd. *	266,293
513,200	Sabina Gold and Silver Corp. *	737,139
45,000	SSR Mining, Inc. (USD) * †	959,850
60,400	Wheaton Precious Metals Corp. (USD) †	2,660,620
297,248	Yamana Gold, Inc. (USD)	1,622,974
		35,695,616

See Notes to Consolidated Financial Statements

5

VANECK VIP GLOBAL GOLD FUND

CONSOLIDATED SCHEDULE OF INVESTMENTS

(unaudited) (continued)

Number of Shares		Value

Monaco: 0.9%
20,030	Endeavour Mining Corp. (CAD) *	$484,668
South Africa: 3.3%
47,640	AngloGold Ashanti Ltd. (ADR)	1,404,904
37,500	Gold Fields Ltd. (ADR)	352,500
		1,757,404
United States: 7.7%
66,268	Newmont Mining Corp.	4,091,386
Total Common Stocks (Cost: $27,710,231)		52,245,037
WARRANTS: 1.2%
Canada: 1.2%
16,000	Bonterra Resources, Inc. (CAD 3.10, expiring 08/20/21) * #	548
131,500	GoGold Resources, Inc. (CAD 0.85, expiring 02/25/22) * #	38,735
352,000	Liberty Gold Corp. (CAD 0.60, expiring 10/02/21) * #	401,886
69,500	Marathon Gold Corp. (CAD 1.90, expiring 05/26/21) * #	23,329
84,000	Marathon Gold Corp. (CAD 1.60, expiring 09/30/21) * #	39,129
38,050	O3 Mining, Inc. (CAD 3.25, expiring 06/18/22) * # ø	28,151
19,500	Osisko Mining, Inc. (CAD 5.25, expiring 12/23/21) * # ø	11,221
Number
of Shares		Value

Canada: (continued)
144,500	Pure Gold Mining, Inc. (CAD 0.85, expiring 07/18/22) * #	$98,987
Total Warrants (Cost: $94,994)		641,986
MONEY MARKET FUND: 0.3% (Cost: $140,617)
140,617	Invesco Treasury Portfolio - Institutional Class	140,617
Total Investments Before Collateral for Securities Loaned: 99.7% (Cost: $27,945,842)		53,027,640
SHORT-TERM INVESTMENT HELD AS COLLATERAL FOR SECURITIES ON LOAN: 4.7% (Cost: $2,493,868)
Money Market Fund: 4.7%
2,493,868	State Street Navigator Securities Lending Government Money Market Portfolio	2,493,868
Total Investments: 104.4% (Cost: $30,439,710)		55,521,508
Liabilities in excess of other assets: (4.4)%		(2,347,614)
NET ASSETS: 100.0%		$53,173,894

Definitions:

ADR	American Depositary Receipt
CAD	Canadian Dollar
USD	United States Dollar

See Notes to Consolidated Financial Statements

6

Footnotes:

*	Non-income producing
†	Security fully or partially on loan. Total market value of securities on loan is $3,696,928.
#	Security has been valued in good faith pursuant to guidelines established by the Board of Trustees. The aggregate value of fair valued securities is $11,151,374 which represents 21.0% of net assets.
ø	Restricted Security - the aggregate value of restricted securities is $808,010, or 1.5% of net assets.
∞	Security is valued using significant unobservable inputs that factor in discount for lack of marketability and is classified as Level 3 in the fair value hierarchy

Restricted securities held by the Fund as of June 30, 2020 are as follows:

	Acquisition	Number of	Acquisition		% of
Security	Date	Shares	Cost	Value	Net Assets
Galway Metals, Inc.	6/23/2020	398,500	$129,364	$222,146	0.4%
Great Bear Resources Ltd.	5/28/2020	24,000	192,355	312,721	0.6
O3 Mining, Inc.	6/18/2020	76,100	110,363	132,769	0.2
O3 Mining, Inc. Warrants	6/18/2020	38,050	21,409	28,151	0.1
Osisko Mining, Inc.	6/24/2020	39,000	89,797	101,002	0.2
Osisko Mining, Inc. Warrants	6/24/2020	19,500	14,830	11,221	0.0
			$558,118	$808,010	1.5%

Summary of Investments
by Sector Excluding Collateral	% of
for Securities Loaned	Investments	Value
Diversified Metals & Mining	1.4%	$757,847
Gold	89.4	47,391,482
Precious Metals & Minerals	3.9	2,077,074
Silver	5.0	2,660,620
Money Market Fund	0.3	140,617
	100.0%	$53,027,640

See Notes to Consolidated Financial Statements

7

VANECK VIP GLOBAL GOLD FUND

CONSOLIDATED SCHEDULE OF INVESTMENTS

(unaudited) (continued)

The summary of inputs used to value the Fund’s investments as of June 30, 2020 is as follows:

		Level 2	Level 3
	Level 1	Significant	Significant
	Quoted	Observable	Unobservable
	Prices	Inputs	Inputs	Value
Common Stocks
Australia	$480,282	$9,735,681	$—	$10,215,963
Canada	34,921,909	768,638	5,069	35,695,616
Monaco	484,668	—	—	484,668
South Africa	1,757,404	—	—	1,757,404
United States	4,091,386	—	—	4,091,386
Warrants*	—	641,986	—	641,986
Money Market Funds	2,634,485	—	—	2,634,485
Total	$44,370,134	$11,146,305	$5,069	$55,521,508

* See Schedule of Investments for geographic sector breakouts.

See Notes to Consolidated Financial Statements

8

VANECK VIP GLOBAL GOLD FUND

CONSOLIDATED STATEMENT OF ASSETS AND LIABILITIES

June 30, 2020 (unaudited)

Assets:
Investments, at value (Cost $27,945,842) (1)	$53,027,640
Short-term investment held as collateral for securities loaned (2)	2,493,868
Cash	20,261
Receivables:
Investment securities sold	147,571
Shares of beneficial interest sold	221,304
Dividends and interest	37,059
Prepaid expenses	48
Total assets	55,947,751
Liabilities:
Payables:
Investment securities purchased	157,641
Collateral for securities loaned	2,493,868
Shares of beneficial interest redeemed	5,857
Due to Adviser	24,319
Due to Distributor	9,759
Deferred Trustee fees	21,700
Accrued expenses	60,713
Total liabilities	2,773,857
NET ASSETS	$53,173,894
Shares of beneficial interest outstanding	4,615,274
Net asset value, redemption and offering price per share	$11.52
Net Assets consist of:
Aggregate paid in capital	$35,395,993
Total distributable earnings (loss)	17,777,901
$53,173,894
(1) Value of securities on loan	$3,696,928
(2) Cost of short-term investment held as collateral for securities loaned	$2,493,868

See Notes to Consolidated Financial Statements

9

VANECK VIP GLOBAL GOLD FUND

CONSOLIDATED STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2020 (unaudited)

Income:
Dividends (net of foreign taxes withheld of $16,781)	$162,685
Securities lending income	1,795
Total income	164,480
Expenses:
Management fees	143,300
Distribution fees	47,767
Transfer agent fees	7,255
Administration fees	47,767
Custodian fees	8,509
Professional fees	52,059
Reports to shareholders	10,531
Insurance	2,988
Trustees’ fees and expenses	2,134
Interest	765
Other	934
Total expenses	324,009
Waiver of management fees	(45,879)
Net expenses	278,130
Net investment loss	(113,650)
Net realized gain (loss) on:
Investments	446,396
Foreign currency transactions and foreign denominated assets and liabilities	(1,205)
Net realized gain	445,191
Net change in unrealized appreciation (depreciation) on:
Investments	12,459,442
Foreign currency transactions and foreign denominated assets and liabilities	450
Net change in unrealized appreciation (depreciation)	12,459,892
Net Increase in Net Assets Resulting from Operations	$12,791,433

See Notes to Consolidated Financial Statements

10

VANECK VIP GLOBAL GOLD FUND

CONSOLIDATED STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2020	Year Ended December 31, 2019
	(unaudited)
Operations:
Net investment loss	$(113,650)	$(185,074)
Net realized gain (loss)	445,191	(83,361)
Net change in unrealized appreciation (depreciation)	12,459,892	9,637,423
Net increase in net assets resulting from operations	12,791,433	9,368,988
Share transactions*:
Proceeds from sale of shares	19,223,939	19,263,358
Cost of shares redeemed	(13,176,744)	(16,503,073)
Net increase in net assets resulting from share transactions	6,047,195	2,760,285
Total increase in net assets	18,838,628	12,129,273
Net Assets:
Beginning of period	34,335,266	22,205,993
End of period	$53,173,894	$34,335,266
* Shares of beneficial interest issued, reinvested and redeemed (unlimited number of $.001 par value shares authorized):
Shares sold	2,133,588	2,585,780
Shares redeemed	(1,498,929)	(2,177,905)
Net increase	634,659	407,875

See Notes to Consolidated Financial Statements

11

VANECK VIP GLOBAL GOLD FUND

CONSOLIDATED FINANCIAL HIGHLIGHTS

For a share outstanding throughout each period:

	For the Six
	Months
	Ended
	June 30,		Year Ended December 31,
	2020		2019		2018		2017		2016	2015
	(unaudited)
Net asset value, beginning of period	$8.63		$6.22		$7.60		$7.11		$4.83	$6.42
Income from investment operations:
Net investment loss	(0.03	)(b)	(0.05	)(b)	(0.03	)(b)	(0.07	)(b)	(0.04)	(0.02)
Net realized and unrealized gain (loss) on investments	2.92		2.46		(1.13)		0.91		2.35	(1.54)
Total from investment operations	2.89		2.41		(1.16)		0.84		2.31	(1.56)
Less dividends and distributions from:
Net investment income	—		—		(0.22)		(0.35)		(0.03)	—
Net realized capital gains	—		—		—		—		—	(0.03)
Total dividends and distributions	—		—		(0.22)		(0.35)		(0.03)	(0.03)
Net asset value, end of period	$11.52		$8.63		$6.22		$7.60		$7.11	$4.83
Total return (a)	33.49	%(c)	38.75%		(15.70)%		11.63%		48.25%	(24.43)%
Ratios/Supplemental Data
Net assets, end of period (000’s)	$53,174		$34,335		$22,206		$21,360		$19,524	$7,750
Ratio of gross expenses to average net assets	1.69	%(d)	1.92%		2.18%		2.03%		1.84%	2.46%
Ratio of net expenses to average net assets	1.45	%(d)	1.45%		1.45%		1.45%		1.45%	1.45%
Ratio of net expenses to average net assets excluding interest expense	1.45	%(d)	1.45%		1.45%		1.45%		1.45%	1.45%
Ratio of net investment loss to average net assets	(0.59)	%(d)	(0.63)%		(0.51)%		(0.96)%		(1.00)%	(0.57)%
Portfolio turnover rate	27	%(c)	32%		45%		65%		57%	44%
(a)	Total return is calculated assuming an initial investment made at the net asset value at the beginning of period, reinvestment of any dividends and distributions at net asset value on the dividend/distribution payment date and a redemption at the net asset value on the last day of the period. The return does not reflect the deduction of taxes that a shareholder would pay on Fund dividends/distributions or the redemption of Fund shares. Total returns do not include fees and expenses imposed under your variable annuity contract and/or life insurance policy. If these amounts were reflected, the returns would be lower than those shown.
(b)	Calculated based upon average shares outstanding
(c)	Not annualized
(d)	Annualized

See Notes to Consolidated Financial Statements

12

VANECK VIP GLOBAL GOLD FUND

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

June 30, 2020 (unaudited)

Note 1—Fund Organization—VanEck VIP Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Trust was organized as a Massachusetts business trust on January 7, 1987. The VanEck VIP Global Gold Fund (the “Fund”) is a non-diversified series of the Trust and seeks long-term capital appreciation by investing in common stocks of gold-mining companies or directly in gold bullion and other metals. The Fund may effect certain investments through the wholly owned VIP Gold Fund Subsidiary (the “Subsidiary”). The Fund currently offers a single class of shares: Class S shares.

Note 2—Significant Accounting Policies—The preparation of financial statements in conformity with U.S. generally accepted accounting principles (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

The Fund is an investment company and is following accounting and reporting requirements of Accounting Standards Codification (“ASC”) 946 Financial Services—Investment Companies.

The following is a summary of significant accounting policies followed by the Fund.

A.	Security Valuation—The Fund values its investments in securities and other assets and liabilities at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. Securities traded on national exchanges are valued at the closing price on the markets in which the securities trade. Securities traded on the NASDAQ Stock Market LLC (“NASDAQ”) are valued at the NASDAQ official closing price. Over-the-counter securities not included on NASDAQ and listed securities for which no sale was reported are valued at the mean of the bid and ask prices. To the extent these securities are actively traded, they are categorized as Level 1 in the fair value hierarchy (described below). Certain foreign securities, whose values may be affected by market direction or events occurring before the Fund’s pricing time (4:00 p.m. Eastern Time) but after the last close of the securities’ primary market, are fair valued using a pricing service and are categorized as Level 2 in the fair value hierarchy. The pricing service, using methods approved by the Fund’s Board of Trustees, considers the correlation of the trading patterns of the foreign security to intraday trading in the U.S. market, based on indices of domestic securities and other appropriate indicators such as prices of relevant ADR’s and futures contracts. The Fund may also fair value securities in other
13

VANECK VIP GLOBAL GOLD FUND

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(unaudited) (continued)

situations, such as when a particular foreign market is closed but the Fund is open. Short-term obligations with sixty days or less to maturity are valued at amortized cost, which with accrued interest approximates fair value. Money market fund investments are valued at net asset value and are classified as Level 1 in the fair value hierarchy. The Pricing Committee of Van Eck Associates Corporation (the “Adviser”) provides oversight of the Fund’s valuation policies and procedures, which are approved by the Fund’s Board of Trustees. Among other things, these procedures allow the Fund to utilize independent pricing services, quotations from securities dealers, and other market sources to determine fair value. The Pricing Committee convenes regularly to review the fair value of financial instruments or other assets. If market quotations for a security or other asset are not readily available, or if the Adviser believes it does not otherwise reflect the fair value of a security or asset, the security or asset will be fair valued by the Pricing Committee in accordance with the Fund’s valuation policies and procedures. The Pricing Committee employs various methods for calibrating the valuation approaches utilized to determine fair value, including a regular review of key inputs and assumptions, periodic comparisons to valuations provided by other independent pricing services, transactional back-testing and disposition analysis.

Certain factors such as economic conditions, political events, market trends, the nature of and duration of any restrictions on disposition, trading in similar securities of the issuer or comparable issuers and other security specific information are used to determine the fair value of these securities. Depending on the relative significance of valuation inputs, these securities may be classified either as Level 2 or Level 3 in the fair value hierarchy. The price which the Fund may realize upon sale of an investment may differ materially from the value presented in the Consolidated Schedule of Investments.

The Fund utilizes various methods to measure the fair value of its investments on a recurring basis which includes a hierarchy that prioritizes inputs to valuation methods used to measure fair value. The fair value hierarchy gives highest priority to unadjusted quoted prices in active markets for identical assets and liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels of the fair value hierarchy are described below:

14

Level 1 –	Quoted prices in active markets for identical securities.

Level 2 –	Significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 –	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

A summary of the inputs and the levels used to value the Fund’s investments are located in the Consolidated Schedule of Investments. Additionally, tables that reconcile the valuation of the Fund’s Level 3 investments and that present additional information about valuation methodologies and unobservable inputs, if applicable, are located in the Consolidated Schedule of Investments.

B.	Basis for Consolidation—The Subsidiary, a Cayman Islands exempted company, was incorporated on January 25, 2013. The Subsidiary acts as an investment vehicle in order to effect certain investments on behalf of the Fund. All interfund account balances and transactions between the Fund and Subsidiary have been eliminated in consolidation. As of June 30, 2020, the Fund held $15,168 in its Subsidiary, representing 0.05% of the Fund’s net assets.

C.	Federal Income Taxes—It is the Fund’s policy to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its net investment income and net realized capital gains, if any, to its shareholders. Therefore, no federal income tax provision is required.

D.	Currency Translation—Assets and liabilities denominated in foreign currencies and commitments under foreign currency contracts are translated into U.S. dollars at the closing prices of such currencies each business day as quoted by one or more sources. Purchases and sales of investments are translated at the exchange rates prevailing when such investments are acquired or sold. Foreign denominated income and expenses are translated at the exchange rates prevailing when accrued. The portion of realized and unrealized gains and losses on investments that result from fluctuations in foreign currency exchange rates is not separately disclosed. Such amounts are included with the net realized and unrealized gains and losses on investment securities in the Consolidated Statement of Operations. Recognized gains or losses attributable to foreign currency fluctuations on foreign currency denominated assets, other than investments, and liabilities are recorded as net realized gain (loss) and net change in unrealized appreciation (depreciation) on foreign currency
15

VANECK VIP GLOBAL GOLD FUND

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(unaudited) (continued)

transactions and foreign denominated assets and liabilities in the Consolidated Statement of Operations.

E.	Distributions to Shareholders—Dividends to shareholders from net investment income and distributions from net realized capital gains, if any, are declared and paid annually. Income dividends and capital gain distributions are determined in accordance with U.S. income tax regulations, which may differ from such amounts determined in accordance with GAAP.

F.	Restricted Securities—The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities, if any, is included at the end of the Fund’s Consolidated Schedule of Investments.

G.	Warrants—The Fund may invest in warrants whose values are linked to indices or underlying instruments. The Fund may use these warrants to gain exposure to markets that might be difficult to invest in through conventional securities. Warrants may be more volatile than their linked indices or underlying instruments. Potential losses are limited to the amount of the original investment. Warrants held at June 30, 2020 are reflected in the Consolidated Schedule of Investments.

H.	Use of Derivative Instruments—The Fund may invest in derivative instruments, including, but not limited to, options, futures, swaps and forward foreign currency contracts. A derivative is an instrument whose value is derived from underlying assets, indices, reference rates or a combination of these factors. Derivative instruments may be privately negotiated contracts (often referred to as over-the-counter (“OTC”) derivatives) or they may be listed and traded on an exchange. Derivative contracts may involve future commitments to purchase or sell financial instruments at specified terms on a specified date, or to exchange interest payment streams or currencies based on a notional or contractual amount. Derivative instruments may involve a high degree of financial risk. The use of derivative instruments also involves the risk of loss if the investment adviser is incorrect in its expectation of the timing or level of fluctuations in securities prices, interest rates or currency prices. Investments in derivative instruments also include the risk of default by the counterparty, the risk that the investment may not be liquid and the risk that a small movement in the price of the underlying security or benchmark may result in a disproportionately large movement, unfavorable or favorable, in the price of the derivative
16

instrument. The Fund held no derivative instruments during the period ended June 30, 2020.

I.	Offsetting Assets and Liabilities—In the ordinary course of business, the Fund enters into transactions subject to enforceable master netting or other similar agreements. Generally, the right of setoff in those agreements allows the Fund to offset any exposure to a specific counterparty with any collateral received or delivered to that counterparty based on the terms of the agreements. The Fund may pledge or receive cash and/or securities as collateral for derivative instruments and securities lending. For financial reporting purposes, the Fund presents securities lending assets and liabilities on a gross basis in the Statement of Assets and Liabilities. Cash collateral held in the form of money market investments, if any, at June 30, 2020 is presented in the Consolidated Schedule of Investments and in the Consolidated Statement of Assets and Liabilities. Non-cash collateral is disclosed in Note 9 (Securities Lending).

J.	Other—Security transactions are accounted for on trade date. Dividend income is recorded on the ex-dividend date except that certain dividends from foreign securities are recognized upon notification of the ex-dividend date. Realized gains and losses are determined based on the specific identification method.

In the normal course of business, the Fund enters into contracts that contain a variety of general indemnifications. The Fund’s maximum exposure under these agreements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. However, the Adviser believes the risk of loss under these arrangements to be remote.

Note 3—Investment Management and Other Agreements—The Adviser is the investment adviser to the Fund. The Adviser receives a management fee, calculated daily and payable monthly based on an annual rate of 0.75% of the first $500 million of the Fund’s average daily net assets, 0.65% of the next $250 million of average daily net assets and 0.50% of the average daily net assets in excess of $750 million. The Adviser has agreed, until at least May 1, 2021, to waive management fees and assume expenses to prevent the Fund’s total annual operating expense (excluding acquired fund fees and expenses, interest expense, trading expenses, dividend and interest payments on securities sold short, taxes, and extraordinary expenses) from exceeding 1.45% of the Fund’s average daily net assets. Refer to the Consolidated Statement of Operations for the amounts waived/assumed by the Adviser for the period ended June 30, 2020.

17

VANECK VIP GLOBAL GOLD FUND

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(unaudited) (continued)

The Adviser also performs accounting and administrative services for the Fund. The Adviser is paid a monthly fee at a rate of 0.25% of the average daily net assets for the Fund per year on the first $750 million of the average daily net assets, and 0.20% per year of the average daily net assets in excess of $750 million. The amount received by the Adviser pursuant to this contract for the period ended June 30, 2020 is recorded as Administration fees in the Consolidated Statement of Operations.

In addition, Van Eck Securities Corporation (the “Distributor”), an affiliate of the Adviser, acts as the Fund’s distributor. Certain officers and trustees of the Trust are officers, directors or stockholders of the Adviser and Distributor.

At June 30, 2020, the aggregate shareholder accounts of three insurance companies owned approximately 66%, 19% and 13% of the Fund’s outstanding shares of beneficial interest.

Note 4—12b-1 Plan of Distribution—Pursuant to a Rule 12b-1 Plan of Distribution (the “Plan”), the Fund is authorized to incur distribution expenses which will principally be payments to securities dealers who have sold shares and serviced shareholder accounts, and payments to the Distributor for reimbursement of other actual promotion and distribution expenses incurred by the Distributor on behalf of the Fund. The amount paid under the Plan in any one year is 0.25% of the Fund’s average daily net assets and is recorded as Distribution Fees in the Consolidated Statement of Operations.

Note 5—Investments—For the period ended June 30, 2020, the cost of purchases and proceeds from sales of investments, excluding U.S. government securities and short-term obligations, aggregated to $14,508,671 and $10,604,083, respectively.

Note 6—Income Taxes—At June 30, 2020, for Federal income tax purposes, the identified cost, gross unrealized appreciation, gross unrealized depreciation and net unrealized appreciation (depreciation), of investments owned were as follows:

Tax Cost of Investments	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
$34,708,643	$25,475,133	$(4,662,268)	$20,812,865
18

During the year ended December 31, 2019, there was no distributions to shareholders.

The tax character of current year distributions, if any, will be determined at the end of the current fiscal year.

At December 31, 2019, the Fund had capital loss carryforwards available to offset future capital gains, as follows:

Short-Term Capital Losses with No expiration	Long-Term Capital Losses with No Expiration	Total
$(2,129,472)	$(3,806,641)	$(5,936,113)

The Fund recognizes the tax benefits of uncertain tax positions only where the position is “more-likely-than-not” to be sustained assuming examination by applicable tax authorities. Management has analyzed the Fund’s tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on return filings for all open tax years. The Fund does not have exposure for additional years that might still be open in certain foreign jurisdictions. Therefore, no provision for income tax is required in the Fund’s financial statements. However, the Fund may be subject to foreign taxes on the appreciation in value of certain investments. The Fund provides for such taxes, if any, on both realized and unrealized appreciation.

The Fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Consolidated Statement of Operations. During the period ended June 30, 2020, the Fund did not incur any interest or penalties.

Note 7—Principal Risks—The Fund may purchase securities on foreign exchanges. Securities of foreign issuers involve special risks and considerations not typically associated with investing in U.S. issuers. These risks include devaluation of currencies, less reliable information about issuers, different securities transaction clearance and settlement practices, and future adverse political and economic developments. These risks are heightened for investments in emerging market countries. Moreover, securities of many foreign issuers and their markets may be less liquid and their prices more volatile than those of comparable U.S. issuers.

The Fund may concentrate its investments in companies which are significantly engaged in the exploration, development, production and distribution of gold and other natural resources such as strategic and other metals, minerals, forest products, oil, natural gas and coal. In addition, the Fund may invest up to 25% of its net assets in gold and silver coins, gold, silver, platinum and palladium

19

VANECK VIP GLOBAL GOLD FUND

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(unaudited) (continued)

bullion and exchange traded funds that invest in such coins and bullion and derivatives on the foregoing. Since the Fund may so concentrate, it may be subject to greater risks and market fluctuations than other more diversified portfolios. The production and marketing of gold and other natural resources may be affected by actions and changes in governments. In addition, gold and natural resources may be cyclical in nature.

A recent outbreak of respiratory disease caused by a novel coronavirus, which was first detected in China in December 2019, has subsequently spread internationally and has been declared a pandemic by the World Health Organization. The coronavirus has resulted in closing borders, quarantines, disruptions to supply chains and customer activity, loss of life, as well as general concern and uncertainty. The coronavirus has already negatively impacted the economies of many nations, individual companies, and the market. This pandemic is expected to have a continued impact in ways that cannot necessarily be foreseen presently.

A more complete description of risks is included in the Fund’s Prospectus and Statement of Additional Information.

Note 8—Trustee Deferred Compensation Plan—The Trust has a Deferred Compensation Plan (the “Deferred Plan”) for Trustees under which the Trustees can elect to defer receipt of their trustee fees until retirement, disability or termination from the Board of Trustees. The fees otherwise payable to the participating Trustees are deemed invested in shares of eligible Funds of the Trust and the Van Eck Funds (another registered investment company managed by the Adviser) as directed by the Trustees.

The expense for the Deferred Plan is included in “Trustees’ fees and expenses” in the Consolidated Statement of Operations. The liability for the Deferred Plan is shown as “Deferred Trustee fees” in the Consolidated Statement of Assets and Liabilities.

Note 9—Securities Lending—To generate additional income, the Fund may lend its securities pursuant to a securities lending agreement with the securities lending agent. The Fund may lend up to 33% of its investments requiring that the loan be continuously collateralized by cash, cash equivalents, U.S. government securities, or any combination of cash and such securities at all times equal to at least 102% (105% for foreign securities) of the market value of the securities loaned. Daily market fluctuations could cause the value of loaned securities to be more or less than the value of the collateral received. When this occurs, the collateral is adjusted and settled on the next business day. During the term of the loan, the Fund will continue to receive any dividends, interest or amounts equivalent thereto, on the securities loaned while receiving a fee from the borrower and/or earning interest on the investment of the cash

20

collateral. Such fees and interest are shared with the securities lending agent under the terms of the securities lending agreement. The cash collateral is maintained on the Fund’s behalf by the lending agent and is invested in the State Street Navigator Securities Lending Government Money Market Portfolio. Non-cash collateral consists of U.S. Treasuries and U.S. Government Agency securities, and is not disclosed in the Fund’s Consolidated Schedule of Investments or Consolidated Statement of Assets and Liabilities as it is held by the agent on behalf of the Fund, and the Fund does not have the ability to re-hypothecate those securities. Loans are subject to termination at the option of the borrower or the Fund. Upon termination of the loan, the borrower will return to the Fund securities identical to the securities loaned. The Fund bears the risk of delay in recovery of, or even loss of rights in, the securities loaned should the borrower of the securities fail financially. The value of loaned securities and related cash collateral at June 30, 2020 is presented on a gross basis in the Consolidated Schedule of Investments and Consolidated Statement of Assets and Liabilities. The following is a summary of the Fund’s securities on loan and related collateral as of June 30, 2020:

Market Value of Securities on Loan	Cash Collateral	Non-Cash Collateral Collateral	Total Collateral
$3,696,928	$2,493,868	$1,207,362	$3,701,230

The following table presents money market fund investments held as collateral by type of security on loan as of June 30, 2020:

Gross Amount of Recognized Liabilities for Securities Lending Transactions* in the Statement of Assets and Liabilities
Equity Securities	$2,493,868

*Remaining contractual maturity: overnight and continuous

Note 10—Bank Line of Credit—The Trust participates with VanEck Funds (collectively the “VE/VIP Funds”) in a $30 million committed credit facility (the “Facility”) to be utilized for temporary financing until the settlement of sales or purchases of portfolio securities, the repurchase or redemption of shares of the Fund and other temporary or emergency purposes. The participating VE/VIP Funds have agreed to pay commitment fees, pro rata, based on the unused but available balance. Interest is charged to the VE/VIP Funds at rates based on prevailing market rates in effect at the time of borrowings. During the period ended June 30, 2020, the average daily loan balance during the 14 day period for which a loan was outstanding amounted to $918,356 and the

21

VANECK VIP GLOBAL GOLD FUND

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(unaudited) (continued)

average interest rate was 1.96%. At June 30, 2020, the Fund had no outstanding borrowings under the Facility.

Note 11—Recent Accounting Pronouncements and Regulatory Requirements—The Fund adopted all provisions of the Accounting Standards Update No. 2018-13, Disclosure Framework—Changes to the Disclosure Requirements for Fair Value Measurement (“ASU 2018-13”) that eliminate and modify certain disclosure requirements for fair value measurements. Public companies are required to disclose the range and weighted average used to develop significant unobservable inputs for Level 3 fair value measurements. Based on management’s evaluation, the adoption of the ASU 2018-13 had no material impact on the financial statements and related disclosures.

Note 12—Subsequent Event Review—The Fund has evaluated subsequent events and transactions for potential recognition or disclosure through the date the consolidated financial statements were issued.

22

VANECK VIP TRUST

APPROVAL OF ADVISORY AGREEMENT

June 30, 2020 (unaudited)

VANECK VIP Global Gold Fund

(the “Fund”)

The Investment Company Act of 1940, as amended (the “1940 Act”), provides, in substance, that an investment advisory agreement between a fund and its investment adviser may be entered into only if it is approved, and may continue in effect from year to year after an initial two-year period only if its continuance is approved, at least annually by the fund’s board of trustees, including by a vote of a majority of the trustees who are not “interested persons” of the fund as defined in the 1940 Act (the “Independent Trustees”), at a meeting called for the purpose of considering such approval. On June 23, 2020, the Board of Trustees (the “Board”) of VanEck VIP Trust (the “Trust”), including a majority of the Independent Trustees, approved the continuation of the existing advisory agreement (the “Advisory Agreement”) between the Fund and its investment adviser, Van Eck Associates Corporation (together with its affiliated companies, the “Adviser”). Information regarding the material factors considered and related conclusions reached by the Board in approving the continuation of the Fund’s Advisory Agreement is set forth below.

In considering the continuation of the Advisory Agreement, the Board reviewed and considered information that had been provided by the Adviser throughout the year at meetings of the Board and its committees, including information requested by the Independent Trustees and furnished by the Adviser for meetings of the Board held on June 5, 2020 and June 23, 2020 specifically for the purpose of considering the continuation of the Advisory Agreement. The Independent Trustees were advised by independent legal counsel throughout the year, including during the contract renewal process, and met with independent legal counsel in executive sessions outside the presence of management. The written and oral reports provided to the Board included, among other things, the following:

■	Information about the overall organization of the Adviser and the Adviser’s short-term and long-term business plans with respect to its mutual fund operations and other lines of business;

■	The consolidated financial statements of the Adviser for the past two fiscal years;

■	A copy of the Advisory Agreement and descriptions of the services provided by the Adviser thereunder;
23

VANECK VIP TRUST

APPROVAL OF ADVISORY AGREEMENT

June 30, 2020 (unaudited) (continued)

■	Information regarding the qualifications, education and experience of the investment professionals responsible for portfolio management, investment research and trading activities for the Fund, the structure of their compensation and the resources available to support these activities;

■	A report prepared by Broadridge Financial Solutions (“Broadridge”), an independent consultant, comparing the Fund’s investment performance (including, where relevant, total returns, standard deviations, Sharpe ratios, information ratios, beta and alpha) for the one-, three-, five- and ten-year periods (as applicable) ended December 31, 2019 with the investment performance of (i) a universe of mutual funds selected by Broadridge with similar investment characteristics, share class attributes and other operational characteristics as the Fund (the “Category”), (ii) a sub-group of funds selected from the Category by Broadridge further limited to approximate more closely the Fund’s investment style, expense structure and asset size (the “Peer Group”), and (iii) an appropriate benchmark index;

■	A report prepared by Broadridge comparing the advisory fees and other expenses of a representative class of shares of the Fund during its fiscal year ended December 31, 2019 with a similar share class of each fund in the (i) Category and (ii) Peer Group;

■	A supplemental report prepared by Broadridge comparing total management fee rates, which include both advisory and administrative fee rates on a combined basis (the “Management Fee Rates”), and, separately, the administrative fee rates and advisory fee rates with respect to a representative class of shares of the Fund during its fiscal year ended December 31, 2019 with those of the Fund’s (i) Category and (ii) Peer Group;

■	An analysis of the profitability of the Adviser with respect to its services for the Fund and the VanEck complex of mutual funds as a whole (the “VanEck Complex”);

■	Information regarding other investment products and services offered by the Adviser involving investment objectives and strategies similar to the Fund (“Comparable Products”), including the fees charged by the Adviser for managing the Comparable Products, a description of material differences and similarities in the services provided by the Adviser for the Fund and the Comparable Products, the sizes of the
24

Comparable Products and the identity of the individuals responsible for managing the Comparable Products;

■	Information concerning the Adviser’s compliance program, the resources devoted to compliance efforts undertaken by the Adviser on behalf of the Fund, and reports regarding a variety of compliance-related issues;

■	Information with respect to the Adviser’s brokerage practices, including the Adviser’s processes for monitoring best execution of portfolio transactions and the benefits received by the Adviser from research acquired with soft dollars;

■	Information regarding the procedures used by the Adviser in monitoring the valuation of portfolio securities, including the methodologies used in making fair value determinations, and the Adviser’s due diligence process for recommending the selection of pricing vendors and monitoring the quality of the inputs provided by such vendors;

■	Information regarding how the Adviser safeguards the confidentiality and integrity of its data and files (both physical and electronic), as well as of any communications with third parties containing Fund and shareholder information, including reports regarding the Adviser’s cybersecurity framework and its implementation, the identification and monitoring of cybersecurity risks (including the risks that arise out of arrangements with third party service providers), the Adviser’s cybersecurity response policy and other initiatives of the Adviser to mitigate cybersecurity risks;

■	Information regarding the Adviser’s policies and practices with respect to personal investing by the Adviser and its employees, including reports regarding the administration of the Adviser’s code of ethics and the Adviser’s policy with respect to investments in the Fund by the Adviser’s investment personnel;

■	Information regarding the Adviser’s investment process for the Fund, including how the Adviser integrates non-accounting-based information (including, but not limited to “environmental, social and governance” factors) and the non-security-selection, non-portfolio-construction activities of the investment teams, such as engagement with portfolio companies and industry group participation;

■	Information regarding the Adviser’s role as the administrator of the Trust’s liquidity risk management program;
25

VANECK VIP TRUST

APPROVAL OF ADVISORY AGREEMENT

June 30, 2020 (unaudited) (continued)

■	Descriptions of sub-transfer agency, omnibus account and other shareholder servicing arrangements for the Fund with intermediaries (collectively, “Servicing Arrangements”), including a description of the services provided by the intermediaries pursuant to such Servicing Arrangements and the payment terms of the Servicing Arrangements, as well as reports regarding the amounts paid pursuant to the Servicing Arrangements and the amounts paid to intermediaries with respect to the Fund by the Adviser pursuant to any revenue sharing arrangements and Servicing Arrangements (to the extent not paid by the Fund);

■	Descriptions of other administrative and other non-investment management services provided by the Adviser for the Fund, including the Adviser’s activities in managing relationships with the Fund’s custodian, transfer agent and other service providers; and

■	Other information provided by the Adviser in its response to a comprehensive questionnaire from the Independent Trustees.

In determining whether to approve the continuation of the Advisory Agreement, the Board considered, among other things, the following: (1) the nature, quality, extent and cost of the investment management, administrative and other non-investment management services provided by the Adviser; (2) the nature, quality and extent of the services performed by the Adviser in interfacing with, and monitoring the services performed by, third parties, such as the Fund’s custodian, transfer agent, sub-transfer agents and independent auditor, and the Adviser’s commitment and efforts to review the quality and pricing of third party service providers to the Fund with a view to reducing non-management expenses of the Fund; (3) the terms of the Advisory Agreement and the services performed thereunder; (4) the willingness of the Adviser to limit the overall expenses of the Fund from time to time, if necessary or appropriate, by means of waiving all or a portion of its fees and/or paying expenses of the Fund; (5) the quality of the services, procedures and processes used to determine the value of the Fund’s assets and the actions taken to monitor and test the effectiveness of such services, procedures and processes; (6) the ongoing efforts of, and resources devoted by, the Adviser with respect to the development and implementation of a comprehensive compliance program; (7) the responsiveness of the Adviser to inquiries from, and examinations by, regulatory authorities, including the Securities and Exchange Commission; (8) the resources committed by the Adviser to information

26

technology and cybersecurity; and (9) the ability of the Adviser to attract and retain quality professional personnel to perform investment advisory and administrative services for the Fund. The Board concluded that the nature, extent and quality of the services supported the renewal of the Advisory Agreement.

The performance data and the advisory fee and expense ratio data described below for the Fund is based on data for a representative class of shares of the Fund. The performance data is net of expenses for periods on an annualized basis ended December 31, 2019, and the advisory fee and expense ratio data is as of the Fund’s fiscal year end of December 31, 2019. The Board considered the Fund’s performance for periods subsequent to the performance period covered by the Broadridge reports, and considered the Adviser’s assessment of the same. The Board also noted that while it found the data provided by Broadridge generally useful, it recognized the limitations of such data, including, in particular, that notable differences may exist between the Fund and the other funds in the Fund’s Peer Group and Category (for example, with respect to investment objective(s) and investment strategies) and that the results of the performance comparisons may vary depending on (i) the end dates for the performance periods that were selected and (ii) the selection of the Peer Group and Category.

Performance. The Board noted, based on a review of comparative annualized total returns, that the Class S shares of the Fund had outperformed its Peer Group median for the three- and five-year periods and had performed the same as its Peer Group median for the one-year period. The Board noted that the Class S shares of the Fund had underperformed its Category median for the one-year period and had outperformed its Category median for the three- and five-year periods. The Board also noted that the Class S shares of the Fund had underperformed its benchmark index for the one-, three- and five-year periods. On the basis of the foregoing and other relevant information provided in response to inquiries by the Board, the Board concluded that the performance of the Fund supported the renewal of the Advisory Agreement.

Fees and Expenses. The Board noted that the Fund pays an advisory fee, as well as a separate administrative fee. The Board further noted that the fee rate payable for advisory services was the same as the median advisory fee rates of its Peer Group and Category. The Board also noted that the Fund’s total expense ratio, net of waivers or reimbursements, was

27

VANECK VIP TRUST

APPROVAL OF ADVISORY AGREEMENT

June 30, 2020 (unaudited) (continued)

lower than the median expense ratios of its Peer Group and Category. In addition, the Board noted that the Management Fee Rate (which includes both advisory and administrative fee rates) was above the median Management Fee Rates of its Peer Group and Category. The Board further noted that the Adviser has agreed to waive all or a portion of its advisory fees and/or pay expenses of the Fund through May 1, 2021 to the extent necessary to prevent the expense ratio of the Fund from exceeding a specified maximum amount (subject to certain exclusions). The Board also considered the advisory fee charged to the Fund as compared to the fees charged to the Comparable Products, noting the differences in the services provided to the Fund as compared to those other products.

On the basis of the foregoing, and in light of the nature, extent and quality of the services provided by the Adviser, the Board concluded that the advisory fee rate charged to the Fund is reasonable.

Profitability and Economies of Scale. The Board considered the profits, if any, realized by the Adviser from managing the Fund and other mutual funds in the VanEck Complex and the methodology used to determine such profits. The Board noted that the levels of profitability reported on a fund-by-fund basis varied widely depending on such factors as the size, type of fund and operating history. Based on its review of the foregoing information, and in light of the nature, extent and quality of the services provided by the Adviser, the Board concluded that the profits realized by the Adviser supported the renewal of the Advisory Agreement. In this regard, the Board also considered the extent to which the Adviser may realize economies of scale, if any, as the Fund grows and whether the Fund’s fee schedule reflects any economies of scale for the benefit of shareholders, and concluded that the fee schedule was appropriate. The Board also considered that the Fund benefits from economies of scale through lower fees charged by third party service providers based on the combined size of the VanEck Complex.

Conclusion. In determining the material factors to be considered in evaluating the Advisory Agreement for the Fund and the weight to be given to such factors, the members of the Board relied upon the advice of independent legal counsel and their own business judgment. The Board did not consider any single factor as controlling in determining whether to approve the continuation of the Advisory Agreement and each member of the Board may have placed varying emphasis on particular factors considered in reaching a conclusion. Moreover, this

28

summary description does not necessarily identify all of the factors considered or conclusions reached by the Board. Based on its consideration of the foregoing factors and conclusions, and such other factors and conclusions as it deemed relevant, the Board unanimously approved the continuation of the Advisory Agreement for the Fund for an additional one-year period.

29

VANECK VIP TRUST

FUND’S LIQUIDITY RISK MANAGEMENT PROGRAM

In accordance with Rule 22e-4 under the 1940 Act (the “Liquidity Rule”), the Fund has adopted and implemented a Liquidity Risk Management Program, (the “Program”) and the Fund’s Board has designated the Fund’s Adviser as the administrator of the Program. The Fund’s Adviser administers the Program through its Liquidity Committee. The purpose of the Program is to outline the techniques, tools and arrangements employed for the management of liquidity risk within the Fund, and the terms, contents and frequency of reporting and escalation of any issues to the Board. Liquidity is managed taking account of the investment strategy, liquidity profile, and redemption policy and history of the Fund, with the objective of maintaining a level of liquidity that is appropriate in light of the Fund’s obligations to its shareholders. The Program assesses liquidity risk under both normal and stressed market conditions.

The Board reviewed a report prepared by the Fund’s Adviser regarding the operation and effectiveness of the Program for the period from December 1, 2018 through December 31, 2019 (the “Review Period”). During the Review Period, the Fund maintained a high level of liquidity and primarily held assets that are defined under the Liquidity Rule as “Highly Liquid Investments.” As a result, the Fund has not adopted a “Highly Liquid Investment Minimum,” as defined under the Liquidity Rule. A Highly Liquid Investment is defined as cash and any investment reasonably expected to be convertible to cash in current market conditions in three business days or less without the conversion to cash significantly changing the market value of the investment.

During the Review Period, there were no liquidity events that materially affected the performance of the Fund or its ability to timely meet redemptions without dilution to existing shareholders, and the Fund’s Adviser provided its assessment that the program had been effective in managing the Fund’s liquidity risk. Further information on liquidity risks applicable to the Fund can be found in the Fund’s prospectus.

30

This report is intended for the Fund’s shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the Fund’s prospectus, which includes more complete information. Investing involves substantial risk and high volatility, including possible loss of principal. An investor should consider the investment objective, risks, charges and expenses of the Fund carefully before investing. To obtain a prospectus, which contains this and other information, call 800.826.2333 or visit vaneck.com. Please read the prospectus carefully before investing.

Additional information about the VanEck VIP Trust’s (the “Trust”) Board of Trustees/Officers and a description of the policies and procedures the Trust uses to determine how to vote proxies relating to portfolio securities are provided in the Statement of Additional Information. The Statement of Additional Information and information regarding how the Trust voted proxies relating to portfolio securities during the most recent twelve month period ending June 30 is available, without charge, by calling 800.826.2333, or by visiting vaneck.com, or on the Securities and Exchange Commission’s website at https://www.sec.gov.

The Trust files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-PORT. The Trust’s Form N-PORT filings are available on the Commission’s website at https://www.sec.gov and may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 202.942.8090. The Fund’s complete schedule of portfolio holdings is also available by calling 800.826.2333 or by visiting vaneck.com.

Investment Adviser:	Van Eck Associates Corporation
Distributor:	Van Eck Securities Corporation
	666 Third Avenue, New York, NY 10017
	vaneck.com
Account Assistance:	800.544.4653	VIPGGSAR

SEMI-ANNUAL REPORT June 30, 2020 (unaudited)

VanEck VIP Trust

VanEck VIP Global Hard Assets Fund

800.826.2333	vaneck.com

Certain information contained in this President’s letter represents the opinion of the investment adviser which may change at any time. This information is not intended to be a forecast of future events, a guarantee of future results or investment advice. Current market conditions may not continue. Also, unless otherwise specifically noted, any discussion of the Fund’s holdings, the Fund’s performance, and the views of the investment adviser are as of June 30, 2020.

VANECK VIP GLOBAL HARD ASSETS FUND

PRESIDENT’S LETTER

June 30, 2020 (unaudited)

Dear Fellow Shareholders:

The story for the last decade was simple and familiar—slower global economic growth was combated by expansive monetary policy. After the shock of the COVID-19 virus, we are returning to this investment theme. Thus we believe investors should be comfortable maintaining their strategic allocations to stocks and bonds, given the central bank’s aggressive support of the financial markets.

Why do we have this view? First, we believe that we are in a global recession, not a depression. Two indicators of global recession have historically been copper and oil. When China slowed at the end of 2015, copper and oil fell hard. Since oil and copper haven’t fallen below those 2015-2016 lows and in fact have been rallying from those lows, the chance of a depression seems low.

So our base case is that markets will feel like the recovery after the global financial crisis—lower interest rates, asset price inflation and weak job recovery (due to different factors—varied industry impact not increased regulation). No guarantee, of course, that there will not be a re-test of lows or new lows, but financial markets will likely lead the economic recovery.

Our assumptions regarding this outlook are that: the virus fatality curve has flattened, mitigation steps like shutdowns can be local to deal with additional outbreaks and a COVID-19 vaccine happens this year. A vaccine is the biggest factor with early development a positive and later availability (or none) a negative.

The investing outlook sometimes does change suddenly, as now. To get our quarterly investment outlooks, please subscribe to “Investment Outlook” on vaneck.com. Should you have any questions regarding fund performance, please contact us at 800.826.2333 or visit our website.

1

VANECK VIP GLOBAL HARD ASSETS FUND

PRESIDENT’S LETTER

unaudited) (continued)

We sincerely thank you for investing in VanEck’s investment strategies. On the following pages, you will find the financial statements for the six month period ended June 30, 2020. As always, we value your continued confidence in us and look forward to helping you meet your investment goals in the future.

Jan F. van Eck
CEO and President
VanEck VIP Trust

July 8, 2020

Investing involves substantial risk and high volatility, including possible loss of principal. An investor should consider the investment objective, risks, charges and expenses of the Fund carefully before investing. To obtain a prospectus, which contains this and other information, call 800.826.2333 or visit vaneck.com. Please read the prospectus and summary prospectus carefully before investing.

2

VANECK VIP GLOBAL HARD ASSETS FUND

EXPLANATION OF EXPENSES

(unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including program fees on purchase payments; and (2) ongoing costs, including management fees and other Fund expenses. This disclosure is intended to help you understand the ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The disclosure is based on an investment of $1,000 invested at the beginning of the period and held for the entire period, January 1, 2020 to June 30, 2020.

Actual Expenses

The first line in the table below provides information about account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Period.”

Hypothetical Example for Comparison Purposes

The second line in the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as fees on purchase payments. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

3

VANECK VIP GLOBAL HARD ASSETS FUND

EXPLANATION OF EXPENSES

(unaudited) (continued)

		Beginning Account Value January 1, 2020	Ending Account Value June 30, 2020	Expenses Paid During the Period* January 1, 2020 - June 30, 2020
Van Eck VIP Global Hard Assets Fund
Initial Class	Actual	$1,000.00	$800.90	$5.10
	Hypothetical**	$1,000.00	$1,019.19	$5.72
Class S	Actual	$1,000.00	$800.10	$6.18
	Hypothetical**	$1,000.00	$1,018.00	$6.92

*	Expenses are equal to the Fund’s annualized expense ratio (for the six months ended June 30, 2020), of 1.14% on Initial Class, and 1.38% on Class S Shares, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half year divided by the number of days in the fiscal year (to reflect the one-half year period).

**	Assumes annual return of 5% before expenses
4

VANECK VIP GLOBAL HARD ASSETS FUND

SCHEDULE OF INVESTMENTS

June 30, 2020 (unaudited)

Number of Shares		Value

COMMON STOCKS: 95.3%
Australia: 1.0%
42,900	BHP Group Ltd. (ADR) †	$2,133,417
Canada: 25.3%
151,922	Agnico-Eagle Mines Ltd. (USD)	9,732,123
397,774	Barrick Gold Corp. (USD)	10,716,032
1,029,300	First Quantum Minerals Ltd.	8,203,466
697,300	Kinross Gold Corp. (USD) *	5,034,506
185,131	Kirkland Lake Gold Ltd. (USD)	7,634,802
819,100	Lundin Mining Corp.	4,392,345
191,665	Nutrien Ltd. (USD)	6,152,447
		51,865,721
Cayman Islands: 0.5%
110,200	Alussa Energy Acquisition Corp. (USD) (a) *	1,114,673
Finland: 1.1%
55,600	Neste Oil Oyj #	2,183,749
Israel: 5.7%
84,100	SolarEdge Technologies, Inc. (USD) *	11,671,398
Netherlands: 0.9%
59,600	Royal Dutch Shell Plc (ADR)	1,814,820
Norway: 0.4%
24,700	Yara International ASA #	861,099
Russia: 0.8%
64,600	MMC Norilsk Nickel PJSC (ADR) #	1,688,551
Number of Shares		Value

South Africa: 2.1%
409,100	Sibanye Stillwater Ltd. (ADR) * † #	$3,538,715
346,800	Sibanye Stillwater Ltd. *	752,997
		4,291,712
United Kingdom: 5.7%
224,800	Anglo American Plc #	5,182,361
115,300	Rio Tinto Plc (ADR)	6,477,554
		11,659,915
United States: 51.8%
45,400	Bunge Ltd.	1,867,302
113,000	Cabot Oil & Gas Corp.	1,941,340
219,800	CF Industries Holdings, Inc.	6,185,172
43,900	Chart Industries, Inc. *	2,128,711
65,400	Chevron Corp.	5,835,642
25,700	Cimarex Energy Co.	706,493
55,794	Concho Resources, Inc.	2,873,391
92,833	Corteva, Inc.	2,486,996
81,247	Diamondback Energy, Inc.	3,397,750
16,733	Dow, Inc.	682,037
16,733	DuPont de Nemours, Inc.	889,024
56,900	EOG Resources, Inc.	2,882,554
569,500	Freeport-McMoRan Copper and Gold, Inc.	6,589,115
255,100	Hannon Armstrong Sustainable Infrastructure Capital, Inc.	7,260,146
24,900	IPG Photonics Corp. *	3,993,711
12,200	Kansas City Southern	1,821,338

See Notes to Financial Statements

5

VAN ECK VIP GLOBAL HARD ASSETS FUND

SCHEDULE OF INVESTMENTS

(unaudited) (continued)

Number of Shares		Value

United States: (continued)
84,100	Kirby Corp. *	$4,504,396
115,000	Louisiana-Pacific Corp.	2,949,750
172,096	Newmont Mining Corp.	10,625,207
65,100	Ormat Technologies, Inc.	4,133,199
366,000	Parsley Energy, Inc.	3,908,880
41,900	Pioneer Natural Resources Co.	4,093,630
22,000	Sanderson Farms, Inc.	2,549,580
102,500	Solaris Oilfield Infrastructure, Inc.	760,550
378,900	Sunrun, Inc. *	7,471,908
93,100	Tyson Foods, Inc.	5,559,001
12,000	Union Pacific Corp.	2,028,840
82,800	Valero Energy Corp.	4,870,296
224,800	WPX Energy, Inc. * †	1,434,224
		106,430,183
Total Common Stocks (Cost: $174,089,283)		195,715,238
Number of Shares		Value

MONEY MARKET FUND: 4.9% (Cost: $9,989,979)
9,989,979	Invesco Treasury Portfolio – Institutional Class	$9,989,979
Total Investments Before Collateral for Securities Loaned: 100.2% (Cost: $184,079,262)		205,705,217
SHORT-TERM INVESTMENT HELD AS COLLATERAL FOR SECURITIES ON LOAN: 0.5% (Cost: $1,072,827)
Money Market Fund: 0.5%
1,072,827	State Street Navigator Securities Lending Government Money Market Portfolio	1,072,827
Total Investments: 100.7% (Cost: $185,152,089)		206,778,044
Liabilities in excess of other assets: (0.7)%		(1,528,766)
NET ASSETS: 100.0%		$205,249,278

Definitions:

ADR	American Depositary Receipt
USD	United States Dollar

Footnotes:

(a)	Units, each consisting of one Class A ordinary share of Alussa Energy Acquisition Corp., and one-half of one redeemable warrant.
*	Non-income producing
†	Security fully or partially on loan. Total market value of securities on loan is $5,390,032.
#	Security has been valued in good faith pursuant to guidelines established by the Board of Trustees. The aggregate value of fair valued securities is $13,454,475 which represents 6.6% of net assets.

See Notes to Financial Statements

6

Summary of Investments by Sector Excluding Collateral for Securities Loaned	% of Investments	Value
Consumer Staples	4.9%	$9,975,883
Energy	18.4	37,817,992
Industrials	8.7	17,955,193
Information Technology	7.6	15,665,109
Materials	50.0	102,907,716
Real Estate	3.5	7,260,146
Utilities	2.0	4,133,199
Money Market Fund	4.9	9,989,979
	100.0%	$205,705,217

The summary of inputs used to value the Fund’s investments as of June 30, 2020 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value
Common Stocks
Australia	$2,133,417	$—	$—	$2,133,417
Canada	51,865,721	—	—	51,865,721
Cayman Islands	1,114,673	—	—	1,114,673
Finland	—	2,183,749	—	2,183,749
Israel	11,671,398	—	—	11,671,398
Netherlands	1,814,820	—	—	1,814,820
Norway	—	861,099	—	861,099
Russia	—	1,688,551	—	1,688,551
South Africa	752,997	3,538,715	—	4,291,712
United Kingdom	6,477,554	5,182,361	—	11,659,915
United States	106,430,183	—	—	106,430,183
Money Market Funds	11,062,806	—	—	11,062,806
Total	$193,323,569	$13,454,475	$—	$206,778,044

See Notes to Financial Statements

7

VANECK VIP GLOBAL HARD ASSETS FUND

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2020 (unaudited)

Assets:
Investments, at value (Cost $184,079,262) (1)	$205,705,217
Short-term investment held as collateral for securities loaned (2)	1,072,827
Cash	42,493
Cash denominated in foreign currency, at value (Cost $21)	21
Receivables:
Shares of beneficial interest sold	29,116
Dividends and interest	122,288
Prepaid expenses	530
Other assets	21,915
Total assets	206,994,407
Liabilities:
Payables:
Collateral for securities loaned	1,072,827
Shares of beneficial interest redeemed	256,046
Due to Adviser	168,695
Due to Distributor	19,970
Deferred Trustee fees	151,233
Accrued expenses	76,358
Total liabilities	1,745,129
NET ASSETS	$205,249,278
Initial Class Shares:
Net Assets	$108,293,979
Shares of beneficial interest outstanding	7,099,690
Net asset value, redemption and offering price per share	$15.25
Class S Shares:
Net Assets	$96,955,299
Shares of beneficial interest outstanding	6,634,698
Net asset value, redemption and offering price per share	$14.61
Net Assets consist of:
Aggregate paid in capital	$377,224,859
Total distributable earnings (loss)	(171,975,581)
$205,249,278
(1) Value of securities on loan	$5,390,032
(2) Cost of short-term investment held as collateral for securities loaned	$1,072,827

See Notes to Financial Statements

8

VANECK VIP GLOBAL HARD ASSETS FUND

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2020 (unaudited)

Income:
Dividends (net of foreign taxes withheld of $81,886)	$2,161,397
Securities lending income	19,086
Total income	2,180,483
Expenses:
Management fees	1,003,575
Distribution fees – Class S	119,075
Transfer agent fees – Initial Class	16,289
Transfer agent fees – Class S Shares	11,955
Custodian fees	6,658
Professional fees	42,520
Reports to shareholders	31,270
Insurance	9,673
Trustees’ fees and expenses	15,350
Interest	376
Other	2,232
Total expenses	1,258,973
Net investment income	921,510
Net realized loss on:
Investments	(33,175,252)
Foreign currency transactions and foreign denominated assets and liabilities	(5,148)
Net realized loss	(33,180,400)
Net change in unrealized appreciation (depreciation) on:
Investments	(15,689,164)
Net Decrease in Net Assets Resulting from Operations	$(47,948,054)

See Notes to Financial Statements

9

VANECK VIP GLOBAL HARD ASSETS FUND

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2020	Year Ended December 31, 2019
	(unaudited)
Operations:
Net investment income	$921,510	$1,770,704
Net realized loss	(33,180,400)	(29,980,231)
Net change in unrealized appreciation (depreciation)	(15,689,164)	55,750,371
Net increase (decrease) in net assets resulting from operations	(47,948,054)	27,540,844
Share transactions*:
Proceeds from sale of shares
Initial Class Shares	17,260,557	25,344,496
Class S Shares	15,982,201	29,955,189
	33,242,758	55,299,685
Cost of shares redeemed
Initial Class Shares	(16,564,207)	(40,126,391)
Class S Shares	(15,898,561)	(26,780,250)
	(32,462,768)	(66,906,641)
Net increase (decrease) in net assets resulting from share transactions	779,990	(11,606,956)
Total increase (decrease) in net assets	(47,168,064)	15,933,888
Net Assets:
Beginning of period	252,417,342	236,483,454
End of period	$205,249,278	$252,417,342
* Shares of beneficial interest issued, reinvested and redeemed (unlimited number of $.001 par value shares authorized):
Initial Class Shares:
Shares sold	1,245,270	1,381,122
Shares redeemed	(1,095,987)	(2,189,815)
Net increase (decrease)	149,283	(808,693)
Class S Shares:
Shares sold	1,165,508	1,709,863
Shares redeemed	(1,106,415)	(1,512,475)
Net increase	59,093	197,388

See Notes to Financial Statements

10

VANECK VIP GLOBAL HARD ASSETS FUND

CONSOLIDATED FINANCIAL HIGHLIGHTS

For a share outstanding throughout each period:

	Initial Class Shares
	For the Six
	Months
	Ended
	June 30,		Year Ended December 31,
	2020		2019	2018	2017		2016	2015
	(unaudited)
Net asset value, beginning of period	$19.04		$17.02	$23.74	$24.14		$16.88	$25.37
Income from investment operations:
Net investment income (loss)	0.08	(b)	0.15 (b)	0.02 (b)	(0.05	)(b)	(0.05)	0.10
Net realized and unrealized gain (loss) on investments	(3.87)		1.87	(6.74)	(0.35)		7.39	(8.58)
Total from investment operations	(3.79)		2.02	(6.72)	(0.40)		7.34	(8.48)
Less dividends from:
Net investment income	—		—	—	—		(0.08)	(0.01)
Net asset value, end of period	$15.25		$19.04	$17.02	$23.74		$24.14	$16.88
Total return (a)	(19.91	)%(c)	11.87%	(28.31)%	(1.66)%		43.71%	(33.45)%
Ratios/Supplemental Data
Net assets, end of period (000’s)	$108,294		$132,330	$132,081	$200,403		$224,612	$176,087
Ratio of gross expenses to average net assets	1.14	%(d)	1.15%	1.10%	1.09%		1.06%	1.05%
Ratio of net expenses to average net assets	1.14	%(d)	1.15%	1.10%	1.09%		1.06%	1.05%
Ratio of net expenses to average net assets excluding interest expense	1.14	%(d)	1.15%	1.10%	1.09%		1.06%	1.05%
Ratio of net investment income (loss) to average net assets	1.03	%(d)	0.84%	0.10%	(0.21)%		(0.24)%	0.43%
Portfolio turnover rate	23	%(c)	32%	15%	15%		45%	21%
(a)	Total return is calculated assuming an initial investment made at the net asset value at the beginning of period, reinvestment of any dividends and distributions at net asset value on the dividend/distribution payment date and a redemption at the net asset value on the last day of the period. The return does not reflect the deduction of taxes that a shareholder would pay on Fund dividends/distributions or the redemption of Fund shares. Total returns do not include fees and expenses imposed under your variable annuity contract and/or life insurance policy. If these amounts were reflected, the returns would be lower than those shown.
(b)	Calculated based upon average shares outstanding
(c)	Not annualized
(d)	Annualized

See Notes to Financial Statements

11

VANECK VIP GLOBAL HARD ASSETS FUND

CONSOLIDATED FINANCIAL HIGHLIGHTS

For a share outstanding throughout each period:

	Class S Shares
	For the Six
	Months
	Ended
	June 30,		Year Ended December 31,
	2020		2019	2018		2017		2016	2015
	(unaudited)
Net asset value, beginning of period	$18.26		$16.37	$22.89		$23.33		$16.35	$24.64
Income from investment operations:
Net investment income (loss)	0.06	(b)	0.10 (b)	(0.03	)(b)	(0.10	)(b)	(0.09)	0.04
Net realized and unrealized gain (loss) on investments	(3.71)		1.79	(6.49)		(0.34)		7.15	(8.32)
Total from investment operations	(3.65)		1.89	(6.52)		(0.44)		7.06	(8.28)
Less dividends from:
Net investment income	—		—	—		—		(0.08)	(0.01)
Net asset value, end of period	$14.61		$18.26	$16.37		$22.89		$23.33	$16.35
Total return (a)	(19.99	)%(c)	11.55%	(28.48)%		(1.89)%		43.41%	(33.62)%
Ratios/Supplemental Data
Net assets, end of period (000’s)	$96,955		$120,088	$104,402		$147,898		$172,185	$91,635
Ratio of gross expenses to average net assets	1.38	%(d)	1.40%	1.35%		1.34%		1.30%	1.31%
Ratio of net expenses to average net assets	1.38	%(d)	1.40%	1.35%		1.34%		1.30%	1.31%
Ratio of net expenses to average net assets excluding interest expense	1.38	%(d)	1.40%	1.35%		1.34%		1.30%	1.31%
Ratio of net investment income (loss) to average net assets	0.79	%(d)	0.58%	(0.14)%		(0.47)%		(0.50)%	0.17%
Portfolio turnover rate	23	%(c)	32%	15%		15%		45%	21%
(a)	Total return is calculated assuming an initial investment made at the net asset value at the beginning of period, reinvestment of any dividends and distributions at net asset value on the dividend/distribution payment date and a redemption at the net asset value on the last day of the period. The return does not reflect the deduction of taxes that a shareholder would pay on Fund dividends/distributions or the redemption of Fund shares. Total returns do not include fees and expenses imposed under your variable annuity contract and/or life insurance policy. If these amounts were reflected, the returns would be lower than those shown.
(b)	Calculated based upon average shares outstanding
(c)	Not annualized
(d)	Annualized

See Notes to Financial Statements

12

VANECK VIP GLOBAL HARD ASSETS FUND

NOTES TO FINANCIAL STATEMENTS

June 30, 2020 (unaudited)

Note 1—Fund Organization—VanEck VIP Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Trust was organized as a Massachusetts business trust on January 7, 1987. The VanEck VIP Global Hard Assets Fund (the “Fund”) is a diversified series of the Trust and seeks long-term capital appreciation by investing primarily in hard asset securities. The Fund offers two classes of shares: Initial Class Shares and Class S Shares. The two classes are identical except Class S Shares are subject to a distribution fee.

Note 2—Significant Accounting Policies—The preparation of financial statements in conformity with U.S. generally accepted accounting principles (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

The Fund is an investment company and is following accounting and reporting requirements of Accounting Standards Codification (“ASC”) 946 Financial Services — Investment Companies.

The following is a summary of significant accounting policies followed by the Fund.

A.	Security Valuation—The Fund values its investments in securities and other assets and liabilities at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. Securities traded on national exchanges are valued at the closing price on the markets in which the securities trade. Securities traded on the NASDAQ Stock Market LLC (“NASDAQ”) are valued at the NASDAQ official closing price. Over-the-counter securities not included on NASDAQ and listed securities for which no sale was reported are valued at the mean of the bid and ask prices. To the extent these securities are actively traded they are categorized as Level 1 in the fair value hierarchy (described below). Certain foreign securities, whose values may be affected by market direction or events occurring before the Fund’s pricing time (4:00 p.m. Eastern Time) but after the last close of the securities’ primary market, are fair valued using a pricing service and are categorized as Level 2 in the fair value hierarchy. The pricing service, using methods approved by the Board of Trustees, considers the correlation of the trading patterns of the foreign security to intraday trading in the U.S. market, based on indices of domestic securities and other appropriate indicators such as prices of relevant ADR’s and futures contracts. The Fund may also fair value securities in other situations,
13

VAN ECK VIP GLOBAL HARD ASSETS FUND

NOTES TO FINANCIAL STATEMENTS

(unaudited) (continued)

such as when a particular foreign market is closed but the Fund is open. Short-term obligations with sixty days or less to maturity are valued at amortized cost, which with accrued interest approximates fair value. Money market fund investments are valued at net asset value and are classified as Level 1 in the fair value hierarchy. The Pricing Committee of Van Eck Associates Corporation (the “Adviser”) provides oversight of the Fund’s valuation policies and procedures, which are approved by the Fund’s Board of Trustees. Among other things, these procedures allow the Fund to utilize independent pricing services, quotations from securities dealers, and other market sources to determine fair value. The Pricing Committee convenes regularly to review the fair value of financial instruments or other assets. If market quotations for a security or other asset are not readily available, or if the Adviser believes it does not otherwise reflect the fair value of a security or asset, the security or asset will be fair valued by the Pricing Committee in accordance with the Fund’s valuation policies and procedures. The Pricing Committee employs various methods for calibrating the valuation approaches utilized to determine fair value, including a regular review of key inputs and assumptions, periodic comparisons to valuations provided by other independent pricing services, transactional back-testing and disposition analysis.

Certain factors such as economic conditions, political events, market trends, the nature of and duration of any restrictions on disposition, trading in similar securities of the issuer or comparable issuers and other security specific information are used to determine the fair value of these securities. Depending on the relative significance of valuation inputs, these securities may be classified either as Level 2 or Level 3 in the fair value hierarchy. The price which the Fund may realize upon sale of an investment may differ materially from the value presented in the Schedule of Investments.

The Fund utilizes various methods to measure the fair value of its investments on a recurring basis, which includes a hierarchy that prioritizes inputs to valuation methods used to measure fair value. The fair value hierarchy gives highest priority to unadjusted quoted prices in active markets for identical assets and liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels of the fair value hierarchy are described below:

Level 1 –	Quoted prices in active markets for identical securities.
14

Level 2 –	Significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 –	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

A summary of the inputs and the levels used to value the Fund’s investments are located in the Schedule of Investments. Additionally, tables that reconcile the valuation of the Fund’s Level 3 investments and that present additional information about valuation methodologies and unobservable inputs, if applicable, are located in the Schedule of Investments.

B.	Federal Income Taxes—It is the Fund’s policy to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its net investment income and net realized capital gains, if any, to its shareholders. Therefore, no federal income tax provision is required.

C.	Currency Translation—Assets and liabilities denominated in foreign currencies and commitments under foreign currency contracts are translated into U.S. dollars at the closing prices of such currencies each business day as quoted by one or more sources. Purchases and sales of investments are translated at the exchange rates prevailing when such investments are acquired or sold. Income and expenses are translated at the exchange rates prevailing when accrued. The portion of realized and unrealized gains and losses on investments that result from fluctuations in foreign currency exchange rates is not separately disclosed. Such amounts are included with the net realized and unrealized gains and losses on investment securities in the Statement of Operations. Recognized gains or losses attributable to foreign currency fluctuations on foreign currency denominated assets, other than investments, and liabilities are recorded as net realized gain (loss) and net change in unrealized appreciation (depreciation) on foreign currency transactions and foreign denominated assets and liabilities in the Statement of Operations.

D.	Distributions to Shareholders—Dividends to shareholders from net investment income and distributions from net realized capital gains, if any, are declared and paid annually. Income dividends and capital gain distributions are determined in accordance with U.S. income tax regulations, which may differ from such amounts determined in accordance with GAAP.

E.	Use of Derivative Instruments—The Fund may invest in derivative instruments, including, but not limited to, options, futures, swaps and
15

VAN ECK VIP GLOBAL HARD ASSETS FUND

NOTES TO FINANCIAL STATEMENTS

(unaudited) (continued)

forward foreign currency contracts. A derivative is an instrument whose value is derived from underlying assets, indices, reference rates or a combination of these factors. Derivative instruments may be privately negotiated contracts (often referred to as over-the-counter (“OTC”) derivatives) or they may be listed and traded on an exchange. Derivative contracts may involve future commitments to purchase or sell financial instruments or commodities at specified terms on a specified date, or to exchange interest payment streams or currencies based on a notional or contractual amount. Derivative instruments may involve a high degree of financial risk. The use of derivative instruments also involves the risk of loss if the investment adviser is incorrect in its expectation of the timing or level of fluctuations in securities prices, interest rates or currency prices. Investments in derivative instruments also include the risk of default by the counterparty, the risk that the investment may not be liquid and the risk that a small movement in the price of the underlying security or benchmark may result in a disproportionately large movement, unfavorable or favorable, in the price of the derivative instrument. The Fund held no derivative instruments during the period ended June 30, 2020.

F.	Offsetting Assets and Liabilities—In the ordinary course of business, the Fund enters into transactions subject to enforceable master netting or other similar agreements. Generally, the right of offset in those agreements allows the Fund to offset any exposure to a specific counterparty with any collateral received or delivered to that counterparty based on the terms of the agreements. The Fund may pledge or receive cash and/or securities as collateral for derivative instruments and securities lending. For financial reporting purposes, the Fund presents securities lending assets and liabilities on a gross basis in the Statement of Assets and Liabilities. Cash collateral held in the form of money market investments, if any, at June 30, 2020 is presented in the Schedule of Investments and in the Statement of Assets and Liabilities. Non-cash collateral is disclosed in Note 9 (Securities Lending).

G.	Other—Security transactions are accounted for on trade date. Dividend income is recorded on the ex-dividend date except that certain dividends from foreign securities are recognized upon notification of the ex-dividend date. Interest income, including amortization of premiums and discounts, is accrued as earned. Realized gains and losses are determined based on the specific identification method.

Income, non-class specific expenses, gains and losses on investments are allocated to each class of shares based on its relative net assets. Expenses directly attributable to a specific class are charged to that class.
16

In the normal course of business, the Fund enters into contracts that contain a variety of general indemnifications. The Fund’s maximum exposure under these agreements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. However, the Adviser believes the risk of loss under these arrangements to be remote.

Note 3—Investment Management and Other Agreements—The Adviser is the investment adviser to the Fund. The Adviser receives a management fee, calculated daily and payable monthly based on an annual rate of 1.00% of the first $500 million of average daily net assets, 0.90% of the next $250 million of average daily net assets and 0.70% of the average daily net assets in excess of $750 million. The Adviser has agreed, until at least May 1, 2021, to waive management fees and assume expenses to prevent the Fund’s total annual operating expenses (excluding acquired fund fees and expenses, interest expense, trading expenses, dividend and interest payments on securities sold short, taxes, and extraordinary expenses) from exceeding 1.20% and 1.45% of average daily net assets for Initial Class Shares and Class S Shares, respectively. During the period ended June 30, 2020, there were no waivers or expense reimbursements.

In addition, Van Eck Securities Corporation (the “Distributor”), an affiliate of the Adviser, acts as the Fund’s distributor. Certain officers and trustees of the Trust are officers, directors or stockholders of the Adviser and Distributor.

At June 30, 2020, the aggregate shareholder accounts of three insurance companies owned approximately 34%, 18%, and 6% of the Initial Class Shares and three insurance companies owned approximately 41%, 31%, and 12% of the Class S Shares.

Note 4—12b-1 Plan of Distribution—Pursuant to a Rule 12b-1 Plan of Distribution (the “Plan”), the Fund is authorized to incur distribution expenses for its Class S Shares which will principally be payments to securities dealers who have sold shares and serviced shareholder accounts, and payments to the Distributor for reimbursement of other actual promotion and distribution expenses incurred by the Distributor on behalf of the Fund. The amount paid under the Plan in any one year is 0.25% of average daily net assets for Class S Shares and is recorded as Distribution Fees in the Statement of Operations.

Note 5—Investments—For the period ended June 30, 2020, the cost of purchases and proceeds from sales of investments, excluding U.S. government securities and short-term obligations, aggregated to $47,186,780 and $44,563,629, respectively.

17

VAN ECK VIP GLOBAL HARD ASSETS FUND

NOTES TO FINANCIAL STATEMENTS

(unaudited) (continued)

Note 6-Income Taxes—As of June 30, 2020, for Federal income tax purposes, the identified cost, gross unrealized appreciation, gross unrealized depreciation, and net unrealized appreciation (depreciation) of investments owned, were as follows:

Tax Cost of Investments	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
$193,156,461	$47,167,916	$(33,546,333)	$13,621,583

There were no distributions paid by the Fund during the year ended December 31, 2019.

The tax character of current year distributions, if any, will be determined at the end of the current fiscal year.

At December 31, 2019, the Fund had capital loss carryforwards available to offset future capital gains as follows:

Short-Term Capital Losses With No Expiration	Long-Term Capital Losses With No Expiration	Total
$(9,201,502)	$(145,874,328)	$(155,075,830)

The Fund recognizes the tax benefits of uncertain tax positions only where the position is “more-likely-than-not” to be sustained assuming examination by applicable tax authorities. Management has analyzed the Fund’s tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on return filings for all open tax years. The Fund does not have exposure for additional years that might still be open in certain foreign jurisdictions. Therefore, no provision for income tax is required in the Fund’s financial statements. However, the Fund is subject to foreign taxes on the appreciation in value of certain investments. The Fund provides for such taxes, if any, on both realized and unrealized appreciation.

The Fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of Operations. During the period ended June 30, 2020, the Fund did not incur any interest or penalties.

Note 7—Principal Risks—The Fund may purchase securities on foreign exchanges. Securities of foreign issuers involve special risks and considerations not typically associated with investing in U.S. issuers. These risks include devaluation of currencies, less reliable information about issuers, different securities transaction clearance and settlement practices, and future adverse political and economic developments. These risks are heightened for investments in emerging market countries. Moreover, securities of many foreign

18

issuers and their markets may be less liquid and their prices more volatile than those of comparable U.S. issuers.

The Fund may concentrate its investments in companies which are significantly engaged in the exploration, development, production and distribution of gold and other natural resources such as strategic and other metals, minerals, forest products, oil, natural gas and coal, and by investing in gold bullion and coins. Since the Fund may so concentrate, it may be subject to greater risks and market fluctuations than other more diversified portfolios. The production and marketing of gold and other natural resources may be affected by actions and changes in governments. In addition, gold and natural resources may be cyclical in nature.

A recent outbreak of respiratory disease caused by a novel coronavirus, which was first detected in China in December 2019, has subsequently spread internationally and has been declared a pandemic by the World Health Organization. The coronavirus has resulted in closing borders, quarantines, disruptions to supply chains and customer activity, loss of life, as well as general concern and uncertainty. The coronavirus has already negatively impacted the economies of many nations, individual companies, the market and the Fund. This pandemic is expected to have a continued impact in ways that cannot necessarily be foreseen presently.

A more complete description of risks is included in the Fund’s prospectus and Statement of Additional Information.

Note 8—Trustee Deferred Compensation Plan—The Trust has a Deferred Compensation Plan (the “Deferred Plan”) for Trustees under which the Trustees can elect to defer receipt of their trustee fees until retirement, disability or termination from the Board of Trustees. The fees otherwise payable to the participating Trustees are deemed invested in shares of eligible Funds of the Trust and the VanEck Funds (another registered investment company managed by the Adviser) as directed by the Trustees.

The expense for the Deferred Plan is included in “Trustees’ fees and expenses” in the Statement of Operations. The liability for the Deferred Plan is shown as “Deferred Trustee fees” in the Statement of Assets and Liabilities.

Note 9—Securities Lending—To generate additional income, the Fund may lend its securities pursuant to a securities lending agreement with the securities lending agent. The Fund may lend up to 33% of its investments requiring that the loan be continuously collateralized by cash, cash equivalents, U.S. government securities, or any combination of cash and such securities at all times equal to at least 102% (105% for foreign securities) of the market value

19

VAN ECK VIP GLOBAL HARD ASSETS FUND

NOTES TO FINANCIAL STATEMENTS

(unaudited) (continued)

of the securities loaned. Daily market fluctuations could cause the value of loaned securities to be more or less than the value of the collateral received. When this occurs, the collateral is adjusted and settled on the next business day. During the term of the loan, the Funds will continue to receive any dividends, interest or amounts equivalent thereto, on the securities loaned while receiving a fee from the borrower and/or earning interest on the investment of the cash collateral. Such fees and interest are shared with the securities lending agent under the terms of the securities lending agreement. Securities lending income is disclosed as such in the Statement of Operations. The cash collateral is maintained on the Fund’s behalf by the lending agent and is invested in the State Street Navigator Securities Lending Government Money Market Portfolio. Non-cash collateral includes U.S. Treasuries and U.S. Government Agency securities, and is not disclosed in the Fund’s Statement of Assets and Liabilities as it is held by the agent on behalf of the Fund, and the Fund does not have the ability to re-hypothecate those securities. Loans are subject to termination at the option of the borrower or the Fund. Upon termination of the loan, the borrower will return to the Fund securities identical to the securities loaned. The Fund bears the risk of delay in recovery of, or even loss of rights in, the securities loaned should the borrower of the securities fail financially. The value of loaned securities and related cash collateral at June 30, 2020 is presented on a gross basis in the Schedule of Investments and Statement of Assets and Liabilities. The following is a summary of the Fund’s securities on loan and related collateral as of June 30, 2020:

Market Value of Securities on Loan	Cash Collateral	Non-Cash Collateral	Total Collateral
$5,390,032	$1,072,827	$4,419,386	$5,492,213

The following table presents money market fund investments held as collateral by type of security on loan as of June 30, 2020:

Gross Amount of Recognized Liabilities for Securities Lending Transactions* in the Statement of Assets and Liabilities
Equity Securities	$1,072,827

* Remaining contractual maturity: overnight and continuous

Note 10—Bank Line of Credit—The Trust participates with the VanEck Funds (collectively the “VE/VIP Funds”) in a $30 million committed credit facility (the “Facility”) to be utilized for temporary financing until the settlement of sales or purchases of portfolio securities, the repurchase or redemption of shares of the Fund and other temporary or emergency purposes. The participating VE/VIP Funds have agreed to pay commitment

20

fees, pro rata, based on the unused but available balance. Interest is charged to the VE/VIP Funds based on prevailing market rates in effect at the time of borrowings. During the period ended June 30, 2020, the Fund had no borrowings under the Facility.

Note 11—Recent Accounting Pronouncements—The Funds adopted all provisions of the Accounting Standards Update No. 2018-13, Disclosure Framework-Changes to the Disclosure Requirements for Fair Value Measurement (“ASU 2018-13”) that eliminate and modify certain disclosure requirements for fair value measurements. Public companies are required to disclose the range and weighted average used to develop significant unobservable inputs for Level 3 fair value measurements. Based on management’s evaluation, the adoption of the ASU 2018-13 had no material impact on the financial statements and related disclosures.

Note 12—Subsequent Event Review—The Fund has evaluated subsequent events and transactions for potential recognition or disclosure through the date the financial statements were issued.

21

VANECK VIP TRUST

APPROVAL OF ADVISORY AGREEMENT

June 30, 2020 (unaudited)

VANECK VIP GLOBAL HARD ASSETS FUND

(the “Fund”)

The Investment Company Act of 1940, as amended (the “1940 Act”), provides, in substance, that an investment advisory agreement between a fund and its investment adviser may be entered into only if it is approved, and may continue in effect from year to year after an initial two-year period only if its continuance is approved, at least annually by the fund’s board of trustees, including by a vote of a majority of the trustees who are not “interested persons” of the fund as defined in the 1940 Act (the “Independent Trustees”), at a meeting called for the purpose of considering such approval. On June 23, 2020, the Board of Trustees (the “Board”) of VanEck VIP Trust (the “Trust”), including a majority of the Independent Trustees, approved the continuation of the existing advisory agreement (the “Advisory Agreement”) between the Fund and its investment adviser, Van Eck Associates Corporation (together with its affiliated companies, the “Adviser”). Information regarding the material factors considered and related conclusions reached by the Board in approving the continuation of the Fund’s Advisory Agreement is set forth below.

In considering the continuation of the Advisory Agreement, the Board reviewed and considered information that had been provided by the Adviser throughout the year at meetings of the Board and its committees, including information requested by the Independent Trustees and furnished by the Adviser for meetings of the Board held on June 5, 2020 and June 23, 2020 specifically for the purpose of considering the continuation of the Advisory Agreement. The Independent Trustees were advised by independent legal counsel throughout the year, including during the contract renewal process, and met with independent legal counsel in executive sessions outside the presence of management. The written and oral reports provided to the Board included, among other things, the following:

■	Information about the overall organization of the Adviser and the Adviser’s short-term and long-term business plans with respect to its mutual fund operations and other lines of business;

■	The consolidated financial statements of the Adviser for the past two fiscal years;

■	A copy of the Advisory Agreement and descriptions of the services provided by the Adviser thereunder;
22

■	Information regarding the qualifications, education and experience of the investment professionals responsible for portfolio management, investment research and trading activities for the Fund, the structure of their compensation and the resources available to support these activities;

■	A report prepared by Broadridge Financial Solutions (“Broadridge”), an independent consultant, comparing the Fund’s investment performance (including, where relevant, total returns, standard deviations, Sharpe ratios, information ratios, beta and alpha) with respect to a representative class of shares of the Fund for the one-, three-, five- and ten-year periods (as applicable) ended December 31, 2019 with the investment performance of (i) a universe of mutual funds selected by Broadridge with similar investment characteristics, share class attributes and other operational characteristics as the Fund (the “Category”), (ii) a sub-group of funds selected from the Category by Broadridge further limited to approximate more closely the Fund’s investment style, expense structure and asset size (the “Peer Group”), and (iii) an appropriate benchmark index;

■	A report prepared by Broadridge comparing the advisory fees and other expenses of a representative class of shares of the Fund during its fiscal year ended December 31, 2019 with a similar share class of each fund in the (i) Category and (ii) Peer Group;

■	An analysis of the profitability of the Adviser with respect to its services for the Fund and the VanEck complex of mutual funds as a whole (the “VanEck Complex”);

■	Information regarding other investment products and services offered by the Adviser involving investment objectives and strategies similar to the Fund (“Comparable Products”), including the fees charged by the Adviser for managing the Comparable Products, a description of material differences and similarities in the services provided by the Adviser for the Fund and the Comparable Products, the sizes of the Comparable Products and the identity of the individuals responsible for managing the Comparable Products;

■	Information concerning the Adviser’s compliance program, the resources devoted to compliance efforts undertaken by the Adviser on behalf of the Fund, and reports regarding a variety of compliance-related issues;
23

VANECK VIP TRUST

APPROVAL OF ADVISORY AGREEMENT

June 30, 2020 (unaudited) (continued)

■	Information with respect to the Adviser’s brokerage practices, including the Adviser’s processes for monitoring best execution of portfolio transactions and the benefits received by the Adviser from research acquired with soft dollars;

■	Information regarding the procedures used by the Adviser in monitoring the valuation of portfolio securities, including the methodologies used in making fair value determinations, and the Adviser’s due diligence process for recommending the selection of pricing vendors and monitoring the quality of the inputs provided by such vendors;

■	Information regarding how the Adviser safeguards the confidentiality and integrity of its data and files (both physical and electronic), as well as of any communications with third parties containing Fund and shareholder information, including reports regarding the Adviser’s cybersecurity framework and its implementation, the identification and monitoring of cybersecurity risks (including the risks that arise out of arrangements with third party service providers), the Adviser’s cybersecurity response policy and other initiatives of the Adviser to mitigate cybersecurity risks;

■	Information regarding the Adviser’s policies and practices with respect to personal investing by the Adviser and its employees, including reports regarding the administration of the Adviser’s code of ethics and the Adviser’s policy with respect to investments in the Fund by the Adviser’s investment personnel;

■	Information regarding the Adviser’s investment process for the Fund, including how the Adviser integrates non-accounting-based information (including, but not limited to “environmental, social and governance” factors) and the non-security-selection, non-portfolio-construction activities of the investment teams, such as engagement with portfolio companies and industry group participation;

■	Information regarding the Adviser’s role as the administrator of the Trust’s liquidity risk management program;

■	Descriptions of sub-transfer agency, omnibus account and other shareholder servicing arrangements for the Fund with intermediaries (collectively, “Servicing Arrangements”), including a description of the services provided by the intermediaries pursuant to such Servicing Arrangements and the payment terms of the Servicing Arrangements, as well as reports regarding the amounts paid pursuant to the
24

Servicing Arrangements and the amounts paid to intermediaries with respect to the Fund by the Adviser pursuant to any revenue sharing arrangements and Servicing Arrangements (to the extent not paid by the Fund);

■	Descriptions of other administrative and other non-investment management services provided by the Adviser for the Fund, including the Adviser’s activities in managing relationships with the Fund’s custodian, transfer agent and other service providers; and

■	Other information provided by the Adviser in its response to a comprehensive questionnaire from the Independent Trustees.

In determining whether to approve the continuation of the Advisory Agreement, the Board considered, among other things, the following: (1) the nature, quality, extent and cost of the investment management, administrative and other non-investment management services provided by the Adviser; (2) the nature, quality and extent of the services performed by the Adviser in interfacing with, and monitoring the services performed by, third parties, such as the Fund’s custodian, transfer agent, sub-transfer agents and independent auditor, and the Adviser’s commitment and efforts to review the quality and pricing of third party service providers to the Fund with a view to reducing non-management expenses of the Fund; (3) the terms of the Advisory Agreement and the services performed thereunder; (4) the willingness of the Adviser to limit the overall expenses of the Fund from time to time, if necessary or appropriate, by means of waiving all or a portion of its fees and/or paying expenses of the Fund; (5) the quality of the services, procedures and processes used to determine the value of the Fund’s assets and the actions taken to monitor and test the effectiveness of such services, procedures and processes; (6) the ongoing efforts of, and resources devoted by, the Adviser with respect to the development and implementation of a comprehensive compliance program; (7) the responsiveness of the Adviser to inquiries from, and examinations by, regulatory authorities, including the Securities and Exchange Commission; (8) the resources committed by the Adviser to information technology and cybersecurity; and (9) the ability of the Adviser to attract and retain quality professional personnel to perform investment advisory and administrative services for the Fund. The Board concluded that the nature, extent and quality of the services supported the renewal of the Advisory Agreement.

25

VANECK VIP TRUST

APPROVAL OF ADVISORY AGREEMENT

June 30, 2020 (unaudited) (continued)

The performance data and the advisory fee and expense ratio data described below for the Fund is based on data for a representative class of shares of the Fund. The performance data is net of expenses for periods on an annualized basis ended December 31, 2019, and the advisory fee and expense ratio data is as of the Fund’s fiscal year end of December 31, 2019. The Board considered the Fund’s performance for periods subsequent to the performance period covered by the Broadridge reports, and considered the Adviser’s assessment of the same. The Board also noted that while it found the data provided by Broadridge generally useful, it recognized the limitations of such data, including, in particular, that notable differences may exist between the Fund and the other funds in the Fund’s Peer Group and Category (for example, with respect to investment objective(s) and investment strategies) and that the results of the performance comparisons may vary depending on (i) the end dates for the performance periods that were selected and (ii) the selection of the Peer Group and Category.

Performance. The Board noted, based on a review of comparative annualized total returns, that the Initial Class shares of the Fund had underperformed its Category and Peer Group medians for the one-, three-, five- and ten-year periods. The Board also noted that the Initial Class shares of the Fund had underperformed its benchmark index for the one-, three-, five- and ten-year periods. The Board considered the Adviser’s analysis of the Fund’s prior performance, as well as the recent enhancements made with regard to the implementation of its investment strategy, which the Adviser believes have the potential to enhance the Fund’s performance over time. The Board concluded that the performance and the Adviser’s outlook for the Fund supported the renewal of the Advisory Agreement.

Fees and Expenses. The Board noted that the advisory fee rate and the total expense ratio, net of waivers or reimbursements, for the Fund were higher than the median advisory fee rates and the median total expense ratios for its Category and Peer Group. The Board also noted that the Adviser has agreed to waive all or a portion of its advisory fees and/or pay expenses of the Fund through May 1, 2021 to the extent necessary to prevent the expense ratio of the Fund from exceeding a specified maximum amount (subject to certain exclusions). The Board also considered the advisory fee charged to the Fund as compared to the fees charged to the Comparable Products, noting the differences in the services provided to the Fund as compared to those other products.

26

On the basis of the foregoing, and in light of the nature, extent and quality of the services provided by the Adviser, the Board concluded that the advisory fee rate charged to the Fund is reasonable.

Profitability and Economies of Scale. The Board considered the profits, if any, realized by the Adviser from managing the Fund and other mutual funds in the VanEck Complex and the methodology used to determine such profits. The Board noted that the levels of profitability reported on a fund-by-fund basis varied widely depending on such factors as the size, type of fund and operating history. Based on its review of the foregoing information, and in light of the nature, extent and quality of the services provided by the Adviser, the Board concluded that the profits realized by the Adviser supported the renewal of the Advisory Agreement. In this regard, the Board also considered the extent to which the Adviser may realize economies of scale, if any, as the Fund grows and whether the Fund’s fee schedule reflects any economies of scale for the benefit of shareholders, and concluded that the fee schedule was appropriate. The Board also considered that the Fund benefits from economies of scale through lower fees charged by third party service providers based on the combined size of the VanEck Complex.

Conclusion. In determining the material factors to be considered in evaluating the Advisory Agreement for the Fund and the weight to be given to such factors, the members of the Board relied upon the advice of independent legal counsel and their own business judgment. The Board did not consider any single factor as controlling in determining whether to approve the continuation of the Advisory Agreement and each member of the Board may have placed varying emphasis on particular factors considered in reaching a conclusion. Moreover, this summary description does not necessarily identify all of the factors considered or conclusions reached by the Board. Based on its consideration of the foregoing factors and conclusions, and such other factors and conclusions as it deemed relevant, the Board unanimously approved the continuation of the Advisory Agreement for the Fund for an additional one-year period.

27

VANECK VIP TRUST

FUND’S LIQUIDITY RISK MANAGEMENT PROGRAM

In accordance with Rule 22e-4 under the 1940 Act (the “Liquidity Rule”), the Fund has adopted and implemented a Liquidity Risk Management Program, (the “Program”) and the Fund’s Board has designated the Fund’s Adviser as the administrator of the Program. The Fund’s Adviser administers the Program through its Liquidity Committee. The purpose of the Program is to outline the techniques, tools and arrangements employed for the management of liquidity risk within the Fund, and the terms, contents and frequency of reporting and escalation of any issues to the Board. Liquidity is managed taking account of the investment strategy, liquidity profile, and redemption policy and history of the Fund, with the objective of maintaining a level of liquidity that is appropriate in light of the Fund’s obligations to its shareholders. The Program assesses liquidity risk under both normal and stressed market conditions.

The Board reviewed a report prepared by the Fund’s Adviser regarding the operation and effectiveness of the Program for the period from December 1, 2018 through December 31, 2019 (the “Review Period”). During the Review Period, the Fund maintained a high level of liquidity and primarily held assets that are defined under the Liquidity Rule as “Highly Liquid Investments.” As a result, the Fund has not adopted a “Highly Liquid Investment Minimum,” as defined under the Liquidity Rule. A Highly Liquid Investment is defined as cash and any investment reasonably expected to be convertible to cash in current market conditions in three business days or less without the conversion to cash significantly changing the market value of the investment.

During the Review Period, there were no liquidity events that materially affected the performance of the Fund or its ability to timely meet redemptions without dilution to existing shareholders, and the Fund’s Adviser provided its assessment that the program had been effective in managing the Fund’s liquidity risk. Further information on liquidity risks applicable to the Fund can be found in the Fund’s prospectus.

28

This report is intended for the Fund’s shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the Fund’s prospectus, which includes more complete information. Investing involves substantial risk and high volatility, including possible loss of principal. An investor should consider the investment objective, risks, charges and expenses of the Fund carefully before investing. To obtain a prospectus, which contains this and other information, call 800.826.2333 or visit vaneck.com. Please read the prospectus carefully before investing.

Additional information about the VanEck VIP Trust’s (the “Trust”) Board of Trustees/Officers and a description of the policies and procedures the Trust uses to determine how to vote proxies relating to portfolio securities are provided in the Statement of Additional Information. The Statement of Additional Information and information regarding how the Trust voted proxies relating to portfolio securities during the most recent twelve month period ending June 30 is available, without charge, by calling 800.826.2333, or by visiting vaneck.com, or on the Securities and Exchange Commission’s website at https://www.sec.gov.

The Trust files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-PORT. The Trust’s Form N-PORT filings are available on the Commission’s website at https://www.sec.gov and may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 202.942.8090. The Fund’s complete schedule of portfolio holdings is also available by calling 800.826.2333 or by visiting vaneck.com.

Investment Adviser:	Van Eck Associates Corporation
Distributor:	Van Eck Securities Corporation
	666 Third Avenue, New York, NY 10017
	vaneck.com
Account Assistance:	800.544.4653	VIPGHASAR

Item 2.	CODE OF ETHICS.

Not applicable.

Item 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.

Item 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.

Item 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

Item 6.	SCHEDULE OF INVESTMENTS.

Information included in Item 1.

Item 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

Item 8.	PORTFOLIO MANAGER OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

Item 9.	PURCHASE OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

Item 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

Item 11.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c)) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.	DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

(a)	Not applicable.

(b)	Not applicable.

Item 13.	EXHIBITS.

(a)(1)	Not applicable.

(a)(2)	A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)) is attached as Exhibit 99.CERT.

(b)	Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 is furnished as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) VANECK VIP TRUST

By (Signature and Title)	/s/ John J. Crimmins, Treasurer & Chief Financial Officer

Date September 4, 2020

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Jan F. van Eck, Chief Executive Officer

Date September 4, 2020

By (Signature and Title)	/s/ John J. Crimmins, Treasurer & Chief Financial Officer

Date September 4, 2020